UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 27.0%
BlackRock Global Allocation Fund, Inc., Institutional Class	1,319,562	$23,659,752
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	733,967	8,462,641
iShares Core MSCI EAFE ETF	75,676	4,115,261
iShares Core S&P Total U.S. Stock Market ETF	188,418	17,496,496
iShares MSCI ACWI ETF	75,273	4,201,739

		57,935,889

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 72.9%
BlackRock Global Long/Short Credit Fund, Institutional Class	1,544,967	$15,094,327
BlackRock High Yield Bond Portfolio, Class K	606,795	4,326,446
BlackRock Low Duration Bond Portfolio, Class K	385,726	3,695,253
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4,447,434	43,451,425
iShares 20+ Year Treasury Bond ETF	71,492	8,623,365
iShares Core U.S. Aggregate Bond ETF	233,283	25,196,897
iShares Floating Rate Bond ETF	305,144	15,391,463
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,385	3,806,224
iShares TIPS Bond ETF	97,702	10,715,955
Master Total Return Portfolio	$26,422,285	26,422,285

		156,723,640
Total Affiliated Investment Companies (Cost — $222,595,730*) — 99.9%		214,659,529
Other Assets Less Liabilities — 0.1%		235,307

Net Assets — 100.0%		$214,894,836

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$222,674,944

Gross unrealized appreciation	$3,526,201
Gross unrealized depreciation	(11,541,616)

Net unrealized depreciation	$(8,015,415)

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK FUNDS II	DECEMBER 31, 2015	1

Schedule of Investments (continued)	BlackRock 20/80 Target Allocation Fund

(a)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2015	Value at December 31, 2015	Income		Realized Gain (Loss)
BlackRock Global Allocation Fund, Inc., Institutional Class	906,972	426,604		14,014		1,319,562	$23,659,752	$155,882		$1,742,270
BlackRock Global Long/Short Credit Fund, Institutional Class	1,123,650	437,872		16,555		1,544,967	$15,094,327	$726,891		$(12,503)
BlackRock Global Long/Short Equity Fund, Institutional Class	549,179	192,892		8,104		733,967	$8,462,641	—		$146,003
BlackRock High Yield Bond Portfolio, Class K	464,755	149,870		7,830		606,795	$4,326,446	$55,529		$22,456
BlackRock Liquidity Funds, TempFund, Institutional Class	1,418,598	—		1,418,598	[1]	—	—	$817		—
BlackRock Liquidity Series, LLC, Money Market Series	$6,717,542	—		$6,717,542	[1]	—	—	$4,733	[2]	—
BlackRock Low Duration Bond Portfolio, Class K	308,768	80,400		3,442		385,726	$3,695,253	$15,250		$7,563
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	3,348,752	1,146,582		47,900		4,447,434	$43,451,425	$233,259		$374,766
iShares 20+ Year Treasury Bond ETF	55,738	16,524		770		71,492	$8,623,365	$67,019		$(4,108)
iShares Core MSCI EAFE ETF	55,015	21,511		850		75,676	$4,115,261	$31,884		$(4,184)
iShares Core S&P Total U.S. Stock Market ETF	140,416	49,982		1,980		188,418	$17,496,496	$111,750		$(6,213)
iShares Core U.S. Aggregate Bond ETF	178,598	57,175		2,490		233,283	$25,196,897	$178,655		$30,906
iShares Floating Rate Bond ETF	233,282	75,132		3,270		305,144	$15,391,463	$27,093		$(849)
iShares iBoxx $ Investment Grade Corporate Bond ETF	27,053	6,632		300		33,385	$3,806,224	$40,710		$(979)
iShares MSCI ACWI ETF	53,713	22,170		610		75,273	$4,201,739	$52,803		$(3,692)
iShares TIPS Bond ETF	74,153	24,609		1,060		97,702	$10,715,955	$4,572		$(2,438)
Master Total Return Portfolio	$20,382,280	$6,040,005	[3,4]	—		$26,422,285	$26,422,285	$217,847		$(24,058)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest purchased.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

2	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock 20/80 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$188,237,244	$26,422,285	—	$214,659,529

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purpose. As of period end, bank overdraft of $949,779 is categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2015	3

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 49.7%
BlackRock Basic Value Fund, Inc., Class K	423,530	$9,351,535
BlackRock Global Allocation Fund, Inc., Institutional Class	2,286,251	40,992,476
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	829,876	9,568,468
iShares Core MSCI EAFE ETF	130,431	7,092,838
iShares Core MSCI Emerging Markets ETF	140,311	5,526,850
iShares Core S&P Total U.S. Stock Market ETF	482,903	44,842,373
iShares MSCI ACWI ETF	70,384	3,928,835

		121,303,375

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 49.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	1,215,125	$11,871,776
BlackRock High Yield Bond Portfolio, Class K	118,898	847,741
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4,266,822	41,686,848
iShares 20+ Year Treasury Bond ETF	83,104	10,024,004
iShares Core U.S. Aggregate Bond ETF	34,126	3,685,949
iShares Floating Rate Bond ETF	200,519	10,114,178
iShares J.P. Morgan USD Emerging Markets Bond ETF	29,139	3,082,323
iShares TIPS Bond ETF	91,049	9,986,254
Master Total Return Portfolio	$29,375,936	29,375,936

		120,675,009

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)	2,070,633	2,070,633
Total Affiliated Investment Companies
(Cost — $256,739,178*) — 100.0%		244,049,017
Other Assets Less Liabilities — 0.0%		78,021

Net Assets — 100.0%		$244,127,038

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$257,166,375

Gross unrealized appreciation	$3,438,536
Gross unrealized depreciation	(16,555,894)

Net unrealized depreciation	$(13,117,358)

4	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock 40/60 Target Allocation Fund

(a)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2015	Value at December 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	265,482	158,048		—		423,530	$9,351,535	$158,491		$983,368
BlackRock Global Allocation Fund, Inc., Institutional Class	1,589,455	696,796		—		2,286,251	$40,992,476	$261,723		$2,982,151
BlackRock Global Long/Short Credit Fund, Institutional Class	891,082	324,043		—		1,215,125	$11,871,776	$556,153		—
BlackRock Global Long/Short Equity Fund, Institutional Class	634,380	195,496		—		829,876	$9,568,468	—		$163,229
BlackRock High Yield Bond Portfolio, Class K	113,818	5,080		—		118,898	$847,741	$11,594		$5,460
BlackRock Liquidity Funds, TempFund, Institutional Class	1,662,173	408,460	[1]	—		2,070,633	$2,070,633	$916		—
BlackRock Liquidity Series, LLC, Money Market Series	$5,755,810	—		$5,755,810	[2]	—	—	$20,148	[3]	—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	3,223,000	1,060,070		16,248		4,266,822	$41,686,848	$213,441		$368,836
iShares 20+ Year Treasury Bond ETF	64,721	20,686		2,303		83,104	$10,024,004	$74,438		$(57)
iShares Core MSCI EAFE ETF	96,282	34,149		—		130,431	$7,092,838	$53,615		—
iShares Core MSCI Emerging Markets ETF	102,396	37,915		—		140,311	$5,526,850	$72,973		—
iShares Core S&P Total U.S. Stock Market ETF	355,179	127,724		—		482,903	$44,842,373	$279,224		—
iShares Core U.S. Aggregate Bond ETF	27,935	6,191		—		34,126	$3,685,949	$25,846		$5,161
iShares Floating Rate Bond ETF	150,623	49,896		—		200,519	$10,114,178	$17,055		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	24,410	4,729		—		29,139	$3,082,323	$49,483		—
iShares MSCI ACWI ETF	53,074	17,310		—		70,384	$3,928,835	$47,863		—
iShares TIPS Bond ETF	68,127	22,922		—		91,049	$9,986,254	$4,201		—
Master Total Return Portfolio	$22,990,720	$6,385,216	[1,4]	—		$29,375,936	$29,375,936	$231,373		$13,537

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

BLACKROCK FUNDS II	DECEMBER 31, 2015	5

Schedule of Investments (concluded)	BlackRock 40/60 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$214,673,081	$29,375,936	—	$244,049,017

During the period ended December 31, 2015, there were no transfers between levels.

6	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 69.0%
BlackRock Basic Value Fund, Inc., Class K	839,592	$18,538,185
BlackRock Global Allocation Fund, Inc., Institutional Class	1,790,808	32,109,194
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	996,440	11,488,952
iShares Core MSCI EAFE ETF	411,709	22,388,736
iShares Core MSCI Emerging Markets ETF	137,877	5,430,975
iShares Core S&P Total U.S. Stock Market ETF	435,426	40,433,658
iShares MSCI ACWI ETF	30,639	1,710,269

		132,099,969

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 29.6%
BlackRock Global Long/Short Credit Fund, Institutional Class	363,414	$3,550,556
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	2,360,707	23,064,108
iShares Core U.S. Aggregate Bond ETF	14,609	1,577,918
iShares Floating Rate Bond ETF	72,598	3,661,843
iShares J.P. Morgan USD Emerging Markets Bond ETF	31,965	3,381,258
iShares TIPS Bond ETF	53,305	5,846,492
Master Total Return Portfolio	$15,506,492	15,506,492

		56,588,667

Short-Term Securities — 1.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)	3,335,396	3,335,396
Total Affiliated Investment Companies (Cost — $203,593,418*) — 100.3%		192,024,032
Liabilities in Excess of Other Assets — (0.3)%		(541,292)

Net Assets — 100.0%		$191,482,740

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$203,636,344

Gross unrealized appreciation	$521,675
Gross unrealized depreciation	(12,133,987)

Net unrealized depreciation	$(11,612,312)

BLACKROCK FUNDS II	DECEMBER 31, 2015	7

Schedule of Investments (continued)	BlackRock 60/40 Target Allocation Fund

(a)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2015	Value at December 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	481,180	360,364		1,952		839,592	$18,538,185	$308,662		$1,912,322
BlackRock Global Allocation Fund, Inc., Institutional Class	1,119,311	675,975		4,478		1,790,808	$32,109,194	$204,446		$2,324,726
BlackRock Global Long/Short Credit Fund, Institutional Class	238,706	124,708		—		363,414	$3,550,556	$164,689		—
BlackRock Global Long/Short Equity Fund, Institutional Class	673,616	325,459		2,635		996,440	$11,488,952	—		$195,390
BlackRock Liquidity Funds, TempFund, Institutional Class	1,374,481	1,960,915	[1]	—		3,335,396	$3,335,396	$878		—
BlackRock Liquidity Series, LLC, Money Market Series	$3,316,362	—		$3,316,362	[2]	—	—	$15,786	[3]	—
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,600,263	766,737		6,293		2,360,707	$23,064,108	$112,853		$203,326
iShares Core MSCI EAFE ETF	274,121	138,718		1,130		411,709	$22,388,736	$166,797		$(7,070)
iShares Core MSCI Emerging Markets ETF	90,739	47,528		390		137,877	$5,430,975	$70,612		$(3,197)
iShares Core S&P Total U.S. Stock Market ETF	294,837	141,739		1,150		435,426	$40,433,658	$249,686		$(2,781)
iShares Core U.S. Aggregate Bond ETF	10,864	3,745		—		14,609	$1,577,918	$10,436		$2,025
iShares Floating Rate Bond ETF	49,456	23,142		—		72,598	$3,661,843	$5,884		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	21,598	10,367		—		31,965	$3,381,258	$49,410		—
iShares MSCI ACWI ETF	19,579	11,060		—		30,639	$1,710,269	$20,664		—
iShares TIPS Bond ETF	36,047	17,398		140		53,305	$5,846,492	$2,223		$(383)
Master Total Return Portfolio	$10,762,947	$4,743,545	[1,4]	—		$15,506,492	$15,506,492	$116,782		$(82,668)

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

8	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$176,517,540	$15,506,492	—	$192,024,032

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2015	9

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 87.2%
BlackRock Basic Value Fund, Inc., Class K	345,148	$7,620,861
BlackRock Global Allocation Fund, Inc., Institutional Class	657,411	11,787,387
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	272,913	3,146,686
BlackRock Global SmallCap Fund, Inc., Institutional Class (b)	374,645	8,268,407
iShares Core MSCI EAFE ETF	283,822	15,434,240
iShares Core MSCI Emerging Markets ETF	82,931	3,266,652
iShares Core S&P Total U.S. Stock Market ETF	198,872	18,467,254
iShares MSCI ACWI ETF	10,932	610,224

		68,601,711

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 11.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	148,289	$1,448,782
iShares Core U.S. Aggregate Bond ETF	7,700	831,677
iShares J.P. Morgan USD Emerging Markets Bond ETF	10,033	1,061,291
iShares TIPS Bond ETF	22,161	2,430,619
Master Total Return Portfolio	$3,230,677	3,230,677

		9,003,046

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)	670,307	670,307
Total Affiliated Investment Companies (Cost — $84,361,827*) — 99.5%		78,275,064
Other Assets Less Liabilities — 0.5%		362,813

Net Assets — 100.0%		$78,637,877

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$84,423,132

Gross unrealized appreciation	—
Gross unrealized depreciation	(6,148,068)

Net unrealized depreciation	$(6,148,068)

10	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock 80/20 Target Allocation Fund

(a)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2015	Value at December 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	229,584	119,787		4,223		345,148	$7,620,861	$129,673		$793,174
BlackRock Global Allocation Fund, Inc., Institutional Class	473,301	192,394		8,284		657,411	$11,787,387	$75,680		$848,836
BlackRock Global Long/Short Credit Fund, Institutional Class	116,108	33,963		1,782		148,289	$1,448,782	$69,137		$(768)
BlackRock Global Long/Short Equity Fund, Institutional Class	213,799	62,736		3,622		272,913	$3,146,686	—		$53,032
BlackRock Global SmallCap Fund, Inc., Institutional Class	275,969	103,630		4,954		374,645	$8,268,407	—		$355,393
BlackRock Liquidity Funds, TempFund, Institutional Class	578,878	91,429	[1]	—		670,307	$670,307	$316		—
BlackRock Liquidity Series, LLC, Money Market Series	$1,274,821	—		$1,274,821	[2]	—	—	$5,925	[3]	—
iShares Core MSCI EAFE ETF	218,916	68,696		3,790		283,822	$15,434,240	$118,880		$(20,705)
iShares Core MSCI Emerging Markets ETF	63,172	20,894		1,135		82,931	$3,266,652	$43,993		$(8,896)
iShares Core S&P Total U.S. Stock Market ETF	154,657	46,785		2,570		198,872	$18,467,254	$116,868		$(4,993)
iShares Core U.S. Aggregate Bond ETF	5,945	1,850		95		7,700	$831,677	$5,788		$1,011
iShares J.P. Morgan USD Emerging Markets Bond ETF	8,396	1,762		125		10,033	$1,061,291	$17,240		$(430)
iShares MSCI ACWI ETF	9,928	1,099		95		10,932	$610,224	$7,600		$(343)
iShares TIPS Bond ETF	17,256	5,190		285		22,161	$2,430,619	$1,064		$(520)
Master Total Return Portfolio	$2,573,555	$657,122	[1,4]	—		$3,230,677	$3,230,677	$26,106		$6,211

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Current yield as of period end.

BLACKROCK FUNDS II	DECEMBER 31, 2015	11

Schedule of Investments (concluded)	BlackRock 80/20 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$75,044,387	$3,230,677	—	$78,275,064

During the period ended December 31, 2015, there were no transfers between levels.

12	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1AR, Class BR, 2.64%, 9/20/23 (a)(b)	USD	1,640	$1,631,552
Series 2015-2A, Class B, 2.55%, 10/28/27 (a)(b)		1,500	1,484,910
ALM V Ltd., Series 2012-5A, Class A2R, 2.47%, 10/18/27 (a)(b)		1,000	985,500
ALM VII R Ltd., Series 2013-7RA, Class A2, 2.17%, 4/24/24 (a)(b)		1,398	1,381,781
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 2.17%, 4/24/24 (a)(b)		605	599,920
ALM XIV Ltd., Series 2014-14A, Class A1, 1.75%, 7/28/26 (a)(b)		2,070	2,049,627
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.35%, 6/17/31 (a)(b)		343	335,705
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 2.04%, 7/13/25 (a)(b)		440	426,988
Apidos CLO IX, Series 2012-9AR, Class BR, 2.17%, 7/15/23 (a)(b)		1,415	1,390,804
Apidos CLO XI, Series 2012-11A, Class A, 1.71%, 1/17/23 (a)(b)		1,530	1,512,283
Apidos CLO XII, Series 2013-12A, Class A, 1.42%, 4/15/25 (a)(b)		7,024	6,897,568
Apidos CLO XV, Series 2013-15A, Class A1, 1.67%, 10/20/25 (a)(b)		500	494,771
Apidos CLO XVIII, Series 2014-18A, Class A1, 1.73%, 7/22/26 (a)(b)		370	365,005
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		460	449,654
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		1,058	1,054,773
Babson CLO Ltd., Series 2013-IA, Class A, 1.42%, 4/20/25 (a)(b)		1,790	1,753,073
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.72%, 10/22/25 (a)(b)		3,965	3,914,347
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.52%, 7/15/24 (a)(b)		1,850	1,821,991
BlueMountain CLO Ltd.:
Series 2012-2A, Class B1, 2.42%, 11/20/24 (a)(b)		2,850	2,848,755
Series 2013-2A, Class A, 1.52%, 1/22/25 (a)(b)		360	353,823
Series 2014-2A, Class A, 1.74%, 7/20/26 (a)(b)		280	277,699
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.68%, 1/20/25 (a)(b)		6,090	6,064,260

Asset-Backed Securities		Par (000)	Value
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.85%, 5/15/18 (a)	USD	1,184	$1,183,350
CIFC Funding Ltd.:
Series 2013-4A, Class B1, 2.26%, 11/27/24 (a)(b)		1,780	1,728,167
Series 2014-1A, Class A, 1.82%, 4/18/25 (a)(b)		560	554,868
Series 2014-2A, Class A1L, 1.86%, 5/24/26 (a)(b)		1,685	1,664,912
Series 2014-5A, Class A1, 1.90%, 1/17/27 (a)(b)		2,770	2,749,439
Series 2015-3A, Class B, 2.42%, 10/19/27 (a)(b)		1,060	1,050,036
Colony American Homes, Series 2015-1A, Class A, 1.55%, 7/17/32 (a)(b)		1,178	1,151,317
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.70%, 1/15/25 (a)(b)		3,290	3,270,670
Flatiron CLO Ltd., Series 2011-1A, Class A, 1.87%, 1/15/23 (a)(b)		3,980	3,982,975
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		2,085	2,086,385
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.49%, 3/25/36 (b)		942	550,349
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.59%, 10/28/24 (a)(b)		4,330	4,242,103
Highbridge Loan Management Ltd., Series 2012-1AR, Class A2R, 2.53%, 9/20/22 (a)(b)		1,230	1,229,539
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		81	80,567
ING IM CLO Ltd., Series 2012-1RA, Class A2R, 2.19%, 3/14/22 (a)(b)		500	492,998
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.35%, 6/17/31 (a)(b)		670	655,634
Series 2014-SFR2, Class A, 1.45%, 9/17/31 (a)(b)		966	948,118
Series 2015-SFR3, Class A, 1.65%, 8/17/32 (a)(b)		1,494	1,465,464
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.47%, 7/15/25 (a)(b)		3,985	3,910,879
LCM IX LP, Series 9A, Class C, 3.17%, 7/14/22 (a)(b)		500	498,610
Mountain View CLO Ltd., Series 2013-1A, Class A, 1.48%, 4/12/24 (a)(b)		7,500	7,408,848

Portfolio Abbreviations
ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	PIK	Payment-in-kind
ADR	American Depositary Receipts	EUR	Euro	PLN	Polish Zloty
AKA	Also Known As	EURIBOR	Euro Interbank Offered Rate	RB	Revenue Bonds
AUD	Australian Dollar	FKA	Formerly Known As	REIT	Real Estate Investment Trust
BRL	Brazilian Real	GBP	British Pound	REMIC	Real Estate Mortgage Investment Conduit
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	GO	General Obligation Bonds	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	S&P	Stand & Poor’s
CDO	Collateralized Debt Obligation	KLIBOR	Kuala Lumpur Interbank Offered Rate	SAR	Saudi Riyal
CLO	Collateralized Loan Obligation	KRW	South Korean Won	SCA	Svenska Celluosa Aktiebolaget
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CNY	Chinese Yuan	MXIBTIIE	Mexico Interbank TIIE 28 Day	TRY	Turkish Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwan New Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	US Dollar
EBITDA	Earnings Before Interest, Taxes,	OTC	Over-the-counter	ZAR	South African Rand
Depreciation and Amortization

BLACKROCK FUNDS II	DECEMBER 31, 2015	13

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Navient Private Education Loan Trust, Series 2014-CTA, Class B, 2.08%, 10/17/44 (a)(b)	USD	895	$848,892
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 1.74%, 1/18/24 (a)(b)		3,895	3,856,457
Oaktree EIF II Ltd., Series 2014-A2, Class B, 2.62%, 11/15/25 (a)(b)		1,005	981,222
OCP CLO Ltd.:
Series 2015-8A, Class A1, 1.85%, 4/17/27 (a)(b)		200	198,050
Series 2015-8A, Class A2A, 2.39%, 4/17/27 (a)(b)		260	255,415
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.44%, 7/17/25 (a)(b)		4,590	4,478,004
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1, 1.72%, 10/20/25 (a)(b)		250	246,324
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.44%, 4/20/25 (a)(b)		1,240	1,213,712
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.65%, 8/23/24 (a)(b)		4,495	4,462,007
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		4,459	4,443,615
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		750	746,430
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		997	990,819
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		997	1,008,306
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		2,566	2,543,111
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.47%, 7/22/25 (a)(b)		8,315	8,169,488
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.80%, 10/30/23 (a)(b)		6,920	6,903,861
PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 5/15/29 (a)		1,343	1,338,303
Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		790	770,915
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		24	24,387
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		218	217,844
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		144	144,241
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		280	280,687
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		254	253,881
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		132	131,789
Scholar Funding Trust, Series 2011-A, Class A, 1.22%, 10/28/43 (a)(b)		5,322	5,059,526
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.81%, 5/15/26 (a)(b)		1,300	1,283,152
SLC Private Student Loan Trust, Series 2010-B, Class A2, 3.83%, 7/15/42 (a)(b)		1,536	1,572,724
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.91%, 3/15/22 (b)		1,830	1,796,954
Series 2004-B, Class A2, 0.71%, 6/15/21 (b)		2,323	2,301,624
Series 2004-B, Class A3, 0.84%, 3/15/24 (b)		2,200	2,076,093
Series 2006-C, Class A4, 0.68%, 3/15/23 (b)		440	432,001

Asset-Backed Securities		Par (000)	Value
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.58%, 6/16/42 (a)(b)	USD	1,912	$1,976,058
Series 2011-C, Class A2A, 3.58%, 10/17/44 (a)(b)		2,075	2,163,928
Series 2012-A, Class A1, 1.73%, 8/15/25 (a)(b)		3,179	3,186,117
Series 2012-C, Class A1, 1.43%, 8/15/23 (a)(b)		1,294	1,294,804
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		10,105	10,232,319
Series 2012-E, Class A1, 1.08%, 10/16/23 (a)(b)		1,311	1,308,158
Series 2012-E, Class A2B, 2.08%, 6/15/45 (a)(b)		1,000	1,007,491
Series 2013-A, Class A1, 0.93%, 8/15/22 (a)(b)		2,148	2,141,688
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		435	412,347
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		15,560	15,133,329
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		585	566,339
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		5,250	5,285,232
Series 2014-A, Class A1, 0.93%, 7/15/22 (a)(b)		1,410	1,404,436
SMB Private Education Loan Trust:
Series 2014-A, Class A1, 0.83%, 9/15/21 (a)(b)		2,625	2,615,068
Series 2015-B, Class A2B, 1.53%, 7/15/27 (a)(b)		680	669,069
Series 2015-B, Class A3, 2.08%, 5/17/32 (a)(b)		1,770	1,730,688
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		1,530	1,403,240
SoFi Professional Loan Program LLC:
Series 2015-B, Class A1, 1.47%, 4/25/35 (a)(b)		1,020	1,000,334
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)		1,943	1,908,056
Sound Point CLO I Ltd., Series 2012-1A, Class B, 3.02%, 10/20/23 (a)(b)		250	249,736
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.69%, 1/21/26 (a)(b)		1,505	1,482,792
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 1.65%, 10/20/26 (a)(b)		940	924,114
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		4,605	4,572,140
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		1,445	1,429,416
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		668	658,138
SWAY Residential Trust, Series 2014-1, Class A, 1.65%, 1/17/20 (a)(b)		4,188	4,108,074
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.86%, 1/20/27 (a)(b)		1,230	1,213,398
Series 2014-3A, Class B1, 2.67%, 1/20/27 (a)(b)		250	248,553
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.57%, 5/17/32 (a)(b)		530	519,100
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.92%, 1/15/26 (a)(b)		1,190	1,182,236

14	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Voya CLO Ltd.:
Series 2012-2RA, Class BR, 2.27%, 10/15/22 (a)(b)	USD	1,120	$1,105,698
Series 2013-3A, Class A1, 1.77%, 1/18/26 (a)(b)		2,175	2,148,269
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.90%, 10/17/26 (a)(b)		4,160	4,139,200
Total Asset-Backed Securities — 7.0%			217,449,416

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)		568	566,553
3.85%, 12/15/25 (a)		369	365,299
4.75%, 10/07/44 (a)		107	104,131
Boeing Co.:
2.35%, 10/30/21		630	624,422
2.20%, 10/30/22		179	172,776
2.60%, 10/30/25		255	246,819
Lockheed Martin Corp.:
3.10%, 1/15/23		242	241,840
3.55%, 1/15/26		661	663,326
3.60%, 3/01/35		1,192	1,065,957
4.50%, 5/15/36		262	265,248
4.07%, 12/15/42		821	759,771
4.70%, 5/15/46		761	779,546
Northrop Grumman Corp., 3.85%, 4/15/45		803	721,565
Raytheon Co., 3.15%, 12/15/24		443	443,878
United Technologies Corp., 4.15%, 5/15/45		956	913,432

			7,934,563
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		1,826	1,875,877
3.90%, 2/01/35		164	149,288
4.10%, 2/01/45		968	862,576
4.75%, 11/15/45		849	841,159

			3,728,900
Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		3,521	3,398,085
Southwest Airlines Co.:
2.75%, 11/06/19		790	796,124
2.65%, 11/05/20		1,259	1,252,601

			5,446,810
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		1,159	1,094,155
Delphi Automotive PLC, 4.25%, 1/15/26		1,505	1,511,709

			2,605,864
Automobiles — 0.1%
Daimler Finance North America LLC, 2.45%, 5/18/20 (a)		2,660	2,608,928
Banks — 3.8%
Bank of America Corp.:
2.25%, 4/21/20		6,623	6,463,154
3.30%, 1/11/23		2,966	2,919,508
4.00%, 1/22/25		2,728	2,670,516
3.95%, 4/21/25		3,763	3,664,293
3.88%, 8/01/25		5,666	5,751,715
4.88%, 4/01/44		345	357,232
Bank of Nova Scotia:
1.30%, 7/21/17		8,340	8,313,837

Corporate Bonds		Par (000)	Value
Banks (continued)
2.80%, 7/21/21	USD	3,861	$3,882,224
Barclays PLC:
2.75%, 11/08/19		2,455	2,446,032
2.88%, 6/08/20		2,646	2,640,449
3.65%, 3/16/25		1,524	1,464,602
BB&T Corp., 2.45%, 1/15/20		1,685	1,696,291
Branch Banking & Trust Co., 2.30%, 10/15/18		1,380	1,393,785
Citigroup, Inc.:
1.80%, 2/05/18		2,564	2,554,185
2.50%, 9/26/18		2,919	2,944,352
2.50%, 7/29/19		5,149	5,141,240
3.50%, 5/15/23		1,779	1,749,143
3.88%, 3/26/25		1,890	1,839,514
3.30%, 4/27/25		1,170	1,149,049
Citizens Bank N.A., 2.30%, 12/03/18		1,128	1,126,668
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.38%, 8/04/25		1,997	2,031,055
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		14,280	14,315,700
HSBC USA, Inc.:
2.35%, 3/05/20		7,689	7,599,615
2.75%, 8/07/20		2,520	2,520,252
Huntington National Bank, 2.20%, 11/06/18		635	633,245
JPMorgan Chase & Co.:
1.35%, 2/15/17		3,969	3,961,002
2.20%, 10/22/19		1,664	1,650,523
2.75%, 6/23/20		125	125,557
2.55%, 10/29/20		3,280	3,252,478
3.88%, 9/10/24		3,755	3,735,264
3.90%, 7/15/25		2,833	2,919,469
4.25%, 10/01/27		1,585	1,581,212
Lloyds Banking Group PLC, 5.30%, 12/01/45 (a)		386	391,702
Santander UK Group Holdings PLC, 4.75%, 9/15/25 (a)		1,024	1,010,490
U.S. Bancorp, 2.95%, 7/15/22		2,700	2,684,453
Wells Fargo & Co.:
2.60%, 7/22/20		2,198	2,192,369
2.55%, 12/07/20		1,391	1,384,162
3.55%, 9/29/25		2,890	2,915,996
3.90%, 5/01/45		1,961	1,808,244
4.90%, 11/17/45		787	794,018

			117,674,595
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		633	543,879
Coca-Cola Co., 2.88%, 10/27/25		2,958	2,916,153
Molson Coors Brewing Co., 5.00%, 5/01/42		446	429,499

			3,889,531
Biotechnology — 0.4%
Amgen, Inc.:
2.13%, 5/01/20		1,820	1,795,181
5.65%, 6/15/42		1,525	1,650,178
4.40%, 5/01/45		946	876,490
Biogen, Inc.:
2.90%, 9/15/20		726	724,091
3.63%, 9/15/22		1,240	1,253,734
4.05%, 9/15/25		1,044	1,048,738
5.20%, 9/15/45		820	820,310
Celgene Corp.:
2.25%, 5/15/19		1,533	1,519,533
3.25%, 8/15/22		1,551	1,538,704
Gilead Sciences, Inc.:
2.35%, 2/01/20		436	436,293

BLACKROCK FUNDS II	DECEMBER 31, 2015	15

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Biotechnology (continued)
3.65%, 3/01/26	USD	392	$395,324
4.60%, 9/01/35		446	453,508
4.50%, 2/01/45		946	925,343
4.75%, 3/01/46		357	361,293

			13,798,720
Capital Markets — 1.6%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		2,546	2,557,834
3.00%, 2/24/25		2,271	2,233,288
Credit Suisse AG, 3.00%, 10/29/21		1,540	1,533,872
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20 (a)		2,789	2,762,563
4.88%, 5/15/45 (a)		2,157	2,126,988
Deutsche Bank AG, 1.88%, 2/13/18		1,651	1,636,962
Goldman Sachs Group, Inc.:
3.63%, 2/07/16		2,175	2,180,514
2.63%, 1/31/19		4,578	4,610,733
2.60%, 4/23/20		2,065	2,049,318
2.75%, 9/15/20		1,050	1,049,310
3.50%, 1/23/25		1,137	1,117,458
3.75%, 5/22/25		7,483	7,532,897
4.25%, 10/21/25		498	494,194
4.80%, 7/08/44		653	649,214
4.75%, 10/21/45		1,155	1,147,350
Jefferies Group LLC, 6.50%, 1/20/43		456	421,638
Morgan Stanley:
2.80%, 6/16/20		3,482	3,493,073
3.75%, 2/25/23		1,799	1,842,655
3.70%, 10/23/24		2,571	2,583,364
4.00%, 7/23/25		3,710	3,820,462
4.30%, 1/27/45		1,614	1,539,930
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (a)		1,062	1,060,899

			48,444,516
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		828	704,337
CF Industries, Inc.:
3.45%, 6/01/23		885	823,735
5.38%, 3/15/44		1,437	1,249,783
Dow Chemical Co.:
4.38%, 11/15/42		491	427,609
4.63%, 10/01/44		733	662,590
Eastman Chemical Co., 4.80%, 9/01/42		901	827,229
Ecolab, Inc., 2.25%, 1/12/20		1,121	1,114,548
Monsanto Co., 3.60%, 7/15/42		1,288	931,943
Sherwin-Williams Co., 4.00%, 12/15/42		398	375,971

			7,117,745
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		2,655	2,639,766
Republic Services, Inc., 3.20%, 3/15/25		1,893	1,822,393
Waste Management, Inc.:
3.13%, 3/01/25		855	832,105
3.90%, 3/01/35		947	881,828

			6,176,092
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 4/27/20		522	512,117
4.85%, 4/27/35		1,505	1,480,852
5.05%, 4/27/45		625	611,979
Juniper Networks, Inc., 3.30%, 6/15/20		1,064	1,059,375

			3,664,323

Corporate Bonds		Par (000)	Value
Consumer Finance — 1.5%
American Express Credit Corp.:
1.13%, 6/05/17	USD	4,908	$4,885,369
2.25%, 8/15/19		2,894	2,894,506
Capital One Bank USA N.A., 2.30%, 6/05/19		250	246,897
Capital One Financial Corp.:
4.75%, 7/15/21		65	70,405
4.20%, 10/29/25		1,700	1,678,497
Capital One N.A.:
2.40%, 9/05/19		250	247,348
2.95%, 7/23/21		5,090	5,038,382
Discover Bank:
7.00%, 4/15/20		427	486,175
3.10%, 6/04/20		2,853	2,859,473
Discover Financial Services:
3.85%, 11/21/22		2,547	2,523,764
3.75%, 3/04/25		1,091	1,047,694
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		8,843	8,706,791
2.15%, 1/09/18		1,938	1,930,831
4.25%, 9/20/22		1,752	1,792,361
General Motors Financial Co., Inc.:
3.10%, 1/15/19		651	650,054
3.70%, 11/24/20		1,784	1,788,826
3.45%, 4/10/22		1,524	1,461,911
4.00%, 1/15/25		2,580	2,447,793
Synchrony Financial:
2.60%, 1/15/19		1,381	1,376,038
2.70%, 2/03/20		742	727,772
4.50%, 7/23/25		1,599	1,595,214
Toyota Motor Credit Corp., 2.75%, 5/17/21		2,314	2,338,975

			46,795,076
Diversified Financial Services — 0.6%
BP Capital Markets PLC, 2.24%, 5/10/19		2,933	2,936,892
GE Capital International Funding Co., 3.37%, 11/15/25 (a)		4,158	4,233,197
General Electric Capital Corp.:
3.15%, 9/07/22		617	631,491
3.10%, 1/09/23		979	993,697
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		881	880,782
3.75%, 12/01/25		563	564,548
Moody’s Corp., 4.50%, 9/01/22		1,260	1,335,371
Shell International Finance BV:
2.13%, 5/11/20		3,827	3,764,865
4.13%, 5/11/35		3,400	3,245,392
3.63%, 8/21/42		821	685,035
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		471	417,169

			19,688,439
Diversified Telecommunication Services — 1.2%
AT&T Inc.:
2.38%, 11/27/18		1,237	1,245,428
2.30%, 3/11/19		1,546	1,545,252
2.45%, 6/30/20		3,151	3,103,180
3.88%, 8/15/21		1,796	1,852,883
3.00%, 6/30/22		4,814	4,698,555
3.40%, 5/15/25		3,583	3,443,585
4.30%, 12/15/42		1,745	1,491,096
4.75%, 5/15/46		769	704,093
Verizon Communications, Inc.:
2.63%, 2/21/20		4,203	4,217,614
3.45%, 3/15/21		4,356	4,456,580
5.05%, 3/15/34		889	885,727

16	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
4.40%, 11/01/34	USD	4,187	$3,863,048
3.85%, 11/01/42		3,807	3,111,785
4.86%, 8/21/46		2,083	1,972,030

			36,590,856
Electric Utilities — 1.1%
Alabama Power Co., 2.80%, 4/01/25		351	338,674
Commonwealth Edison Co., 4.70%, 1/15/44		1,636	1,720,832
Duke Energy Carolinas LLC:
4.25%, 12/15/41		2,567	2,558,660
3.75%, 6/01/45		851	788,157
Duke Energy Corp.:
3.05%, 8/15/22		129	127,192
3.75%, 4/15/24		1,337	1,354,646
4.80%, 12/15/45		1,150	1,161,838
Duke Energy Florida LLC:
5.90%, 3/01/33		645	740,084
3.85%, 11/15/42		851	796,209
Entergy Arkansas, Inc., 3.70%, 6/01/24		3,444	3,512,594
Exelon Corp., 2.85%, 6/15/20		1,186	1,179,516
Florida Power & Light Co.:
5.69%, 3/01/40		351	427,325
3.80%, 12/15/42		794	751,859
Georgia Power Co., 3.00%, 4/15/16		3,884	3,905,556
PacifiCorp:
3.60%, 4/01/24		4,499	4,649,195
3.35%, 7/01/25		3,089	3,114,077
Progress Energy, Inc., 4.88%, 12/01/19		372	398,847
Public Service Co. of Colorado, 2.50%, 3/15/23		1,723	1,678,671
Puget Sound Energy, Inc., 4.30%, 5/20/45		1,788	1,811,003
Southern California Edison Co., 1.25%, 11/01/17		808	803,583
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		2,784	2,784,206

			34,602,724
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		1,344	1,310,727
Energy Equipment & Services — 0.1%
Ensco PLC, 5.75%, 10/01/44		309	203,690
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		2,393	2,362,085
Transocean, Inc., 6.80%, 3/15/38		345	185,869

			2,751,644
Food & Staples Retailing — 0.3%
CVS Health Corp.:
4.00%, 12/05/23		1,276	1,326,043
4.88%, 7/20/35		3,056	3,155,293
5.30%, 12/05/43		651	699,228
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		885	800,558
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		1,030	1,015,781
4.00%, 4/11/43		786	763,274

			7,760,177
Food Products — 0.0%
Kraft Foods Group, Inc., 6.88%, 1/26/39		511	605,637
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, 2.55%, 3/15/22		2,600	2,583,823
Becton Dickinson and Co.:
1.45%, 5/15/17		1,312	1,306,457
1.80%, 12/15/17		641	640,068
2.68%, 12/15/19		2,017	2,027,981

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
3.13%, 11/08/21	USD	957	$965,043
4.69%, 12/15/44		279	281,486
Boston Scientific Corp.:
2.65%, 10/01/18		1,498	1,505,873
2.85%, 5/15/20		1,680	1,671,249
3.85%, 5/15/25		1,887	1,856,710
Medtronic, Inc.:
2.50%, 3/15/20		1,299	1,308,216
3.13%, 3/15/22		1,240	1,252,549
3.63%, 3/15/24		3,196	3,273,580
4.63%, 3/15/44		1,830	1,862,356
4.63%, 3/15/45		1,082	1,116,033
St. Jude Medical, Inc.:
2.80%, 9/15/20		1,249	1,249,472
3.88%, 9/15/25		400	403,732
Stryker Corp., 3.38%, 11/01/25		568	560,626
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		621	603,439
4.25%, 8/15/35		1,477	1,376,947

			25,845,640
Health Care Providers & Services — 0.9%
Aetna, Inc.:
4.50%, 5/15/42		1,119	1,099,261
4.13%, 11/07/42		548	512,758
AmerisourceBergen Corp.:
1.15%, 5/15/17		1,676	1,664,008
3.25%, 3/01/25		454	439,559
4.25%, 3/01/45		454	417,286
Anthem, Inc.:
1.88%, 1/15/18		5,395	5,371,596
2.30%, 7/15/18		5,608	5,597,423
3.30%, 1/15/23		2,602	2,528,676
4.65%, 8/15/44		769	732,928
Cigna Corp., 3.25%, 4/15/25		2,837	2,783,849
Express Scripts Holding Co.:
1.25%, 6/02/17		1,368	1,358,881
3.90%, 2/15/22		921	946,035
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		1,130	1,115,596
UnitedHealth Group, Inc.:
2.70%, 7/15/20		687	694,198
2.88%, 12/15/21		1,422	1,441,725
3.35%, 7/15/22		678	693,487
4.63%, 7/15/35		275	285,482
3.95%, 10/15/42		1,734	1,613,940

			29,296,688
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
2.75%, 12/09/20		492	491,661
3.70%, 1/30/26		472	471,612
4.70%, 12/09/35		350	348,705
4.60%, 5/26/45		444	427,195
4.88%, 12/09/45		415	417,528

			2,156,701
Household Durables — 0.1%
Newell Rubbermaid, Inc., 2.88%, 12/01/19		2,926	2,822,645
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		2,902	2,889,904
2.65%, 3/01/25		601	580,144

			3,470,048

BLACKROCK FUNDS II	DECEMBER 31, 2015	17

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.2%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	USD	7,350	$7,699,125
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		2,058	1,991,407
General Electric Co., 4.50%, 3/11/44		3,536	3,639,011

			5,630,418
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23		860	890,325
Allstate Corp., 3.15%, 6/15/23		867	866,328
American International Group, Inc.:
3.38%, 8/15/20		1,705	1,753,011
3.75%, 7/10/25		1,141	1,130,799
3.88%, 1/15/35		869	766,486
4.50%, 7/16/44		1,112	1,028,331
4.38%, 1/15/55		851	731,252
Aon PLC, 4.75%, 5/15/45		689	681,133
Lincoln National Corp., 3.35%, 3/09/25		496	478,224
Loews Corp., 2.63%, 5/15/23		867	826,120
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		284	284,375
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		2,955	2,970,008
MetLife, Inc., 4.05%, 3/01/45		2,079	1,929,293
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		11,166	11,161,746
2.30%, 4/10/19 (a)		4,528	4,529,078
Prudential Financial, Inc.:
4.50%, 11/15/20		4,970	5,333,789
4.60%, 5/15/44		2,310	2,298,577
Travelers Cos., Inc., 4.60%, 8/01/43		1,348	1,416,532
XLIT Ltd., 2.30%, 12/15/18		1,417	1,417,258

			40,492,665
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		2,032	2,063,866
IT Services — 0.6%
Fidelity National Information Services, Inc., 3.63%, 10/15/20		208	210,710
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		3,115	3,113,262
3.60%, 10/15/20 (a)		2,756	2,762,325
International Business Machines Corp., 2.88%, 11/09/22		2,220	2,203,097
MasterCard, Inc., 3.38%, 4/01/24		1,755	1,793,506
Visa, Inc.:
2.80%, 12/14/22		2,860	2,871,820
3.15%, 12/14/25		2,321	2,323,869
4.15%, 12/14/35		784	791,509
4.30%, 12/14/45		1,033	1,048,039

			17,118,137
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		1,266	1,262,889
3.65%, 12/15/25		445	442,491

			1,705,380
Machinery — 0.2%
Caterpillar, Inc., 4.75%, 5/15/64		1,790	1,724,232
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/01/20		1,180	1,162,681
4.65%, 11/01/44		247	236,400

Corporate Bonds		Par (000)	Value
Machinery (continued)
John Deere Capital Corp., 3.35%, 6/12/24	USD	2,019	$2,051,633

			5,174,946
Media — 1.5%
21st Century Fox America, Inc.:
3.70%, 9/15/24		855	862,059
3.70%, 10/15/25 (a)		415	413,971
7.63%, 11/30/28		667	840,505
4.75%, 9/15/44		598	575,190
4.95%, 10/15/45 (a)		179	176,282
CBS Corp., 2.30%, 8/15/19		1,622	1,603,996
CCO Safari II LLC:
3.58%, 7/23/20 (a)		1,970	1,958,198
4.46%, 7/23/22 (a)		3,971	3,957,141
6.38%, 10/23/35 (a)		1,662	1,679,170
Comcast Corp.:
3.38%, 8/15/25		2,318	2,346,678
4.25%, 1/15/33		535	525,704
4.40%, 8/15/35		2,336	2,349,918
4.60%, 8/15/45		769	778,631
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		3,717	3,936,939
6.38%, 3/01/41		780	837,192
Discovery Communications LLC:
3.45%, 3/15/25		1,007	911,619
4.88%, 4/01/43		436	358,879
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		1,061	1,062,540
3.75%, 2/15/23		806	775,531
NBCUniversal Media LLC, 4.45%, 1/15/43		1,295	1,268,784
Omnicom Group, Inc., 3.65%, 11/01/24		573	567,582
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		1,064	1,046,574
TCI Communications, Inc., 7.88%, 2/15/26		2,465	3,331,443
Time Warner Cable, Inc.:
5.00%, 2/01/20		1,291	1,366,604
4.13%, 2/15/21		2,660	2,716,062
4.00%, 9/01/21		372	375,620
5.50%, 9/01/41		903	815,991
4.50%, 9/15/42		132	103,591
Time Warner, Inc.:
2.10%, 6/01/19		3,584	3,564,270
3.60%, 7/15/25		1,771	1,724,031
4.65%, 6/01/44		1,461	1,340,251
Viacom, Inc.:
2.75%, 12/15/19		1,292	1,274,539
4.50%, 3/01/21		1,345	1,388,524

			46,834,009
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		1,643	985,800
5.40%, 11/14/34		959	508,270
Newmont Mining Corp., 3.50%, 3/15/22		1,454	1,295,960
Nucor Corp., 5.20%, 8/01/43		693	628,911

			3,418,941
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		1,030	860,876
Target Corp.:
3.50%, 7/01/24		589	611,190

18	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Multiline Retail (continued)
4.00%, 7/01/42	USD	904	$882,645

			2,354,711
Multi-Utilities — 0.8%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		1,015	1,005,532
3.50%, 2/01/25		966	957,917
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		845	871,737
CMS Energy Corp., 3.88%, 3/01/24		2,774	2,815,979
Consumers Energy Co., 3.95%, 5/15/43		819	792,669
Dominion Resources, Inc.:
1.95%, 8/15/16		2,790	2,797,028
2.50%, 12/01/19		2,350	2,341,314
DTE Electric Co., 3.95%, 6/15/42		851	814,655
DTE Energy Co.:
2.40%, 12/01/19		719	715,949
3.50%, 6/01/24		2,577	2,579,860
NiSource Finance Corp., 3.85%, 2/15/23		1,395	1,422,092
Pacific Gas & Electric Co.:
4.75%, 2/15/44		1,066	1,107,728
4.30%, 3/15/45		769	758,614
PG&E Corp., 2.40%, 3/01/19		1,383	1,380,050
Sempra Energy, 2.88%, 10/01/22		766	741,240
Virginia Electric & Power Co.:
3.45%, 2/15/24		1,451	1,481,335
4.45%, 2/15/44		794	816,655
4.20%, 5/15/45		1,409	1,399,107

			24,799,461
Oil, Gas & Consumable Fuels — 1.7%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		892	953,119
4.50%, 7/15/44		893	683,665
Chevron Corp.:
2.19%, 11/15/19		639	638,716
1.96%, 3/03/20		3,253	3,205,633
Continental Resources, Inc.:
3.80%, 6/01/24		938	660,753
4.90%, 6/01/44		1,039	626,492
Devon Energy Corp., 5.60%, 7/15/41		936	707,455
Energy Transfer Partners LP:
4.15%, 10/01/20		1,028	948,323
4.65%, 6/01/21		1,561	1,465,539
4.90%, 3/15/35		995	723,475
6.63%, 10/15/36		688	595,791
5.15%, 2/01/43		858	613,376
Enterprise Products Operating LLC:
3.90%, 2/15/24		1,016	947,936
3.70%, 2/15/26		2,542	2,280,179
4.45%, 2/15/43		2,448	1,867,565
EOG Resources, Inc., 2.45%, 4/01/20		4,202	4,156,560
Exxon Mobil Corp., 1.82%, 3/15/19		3,177	3,179,300
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		6,569	5,878,447
3.95%, 9/01/22		810	705,121
5.63%, 9/01/41		350	265,218
4.70%, 11/01/42		1,401	985,818
Kinder Morgan, Inc., 3.05%, 12/01/19		554	512,734
Marathon Petroleum Corp., 4.75%, 9/15/44		749	612,230
Phillips 66, 4.88%, 11/15/44		771	687,858
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23		3,254	2,684,101

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.15%, 6/01/42	USD	688	$499,174
4.90%, 2/15/45		896	644,385
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		1,741	1,542,312
Spectra Energy Partners LP, 3.50%, 3/15/25		1,827	1,598,064
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		1,752	1,478,758
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		758	755,007
2.50%, 8/01/22		1,020	936,421
4.63%, 3/01/34		1,868	1,766,138
Valero Energy Corp., 3.65%, 3/15/25		3,052	2,878,717
Western Gas Partners LP, 4.00%, 7/01/22		1,435	1,269,279
Williams Partners LP:
4.00%, 11/15/21		2,330	1,943,397
4.50%, 11/15/23		562	454,882
4.90%, 1/15/45		1,053	670,389

			53,022,327
Paper & Forest Products — 0.0%
International Paper Co.:
3.65%, 6/15/24		1,016	993,701
4.80%, 6/15/44		618	562,208

			1,555,909
Pharmaceuticals — 1.2%
AbbVie, Inc.:
2.50%, 5/14/20		2,557	2,531,292
2.90%, 11/06/22		1,994	1,929,071
4.50%, 5/14/35		1,159	1,135,353
4.40%, 11/06/42		1,639	1,530,700
Actavis Funding SCS:
2.35%, 3/12/18		3,691	3,694,846
3.00%, 3/12/20		10,182	10,173,905
AstraZeneca PLC:
3.38%, 11/16/25		2,215	2,198,959
4.38%, 11/16/45		623	624,263
Bristol-Myers Squibb Co., 4.50%, 3/01/44		2,006	2,168,530
Eli Lilly & Co., 3.70%, 3/01/45		698	652,922
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		1,297	1,307,075
Mylan, Inc., 3.13%, 1/15/23 (a)		907	832,249
Novartis Capital Corp.:
4.40%, 4/24/20		1,861	2,038,054
3.00%, 11/20/25		885	872,645
4.00%, 11/20/45		620	607,273
Pfizer, Inc.:
4.30%, 6/15/43		960	960,735
4.40%, 5/15/44		701	711,901
Roche Holdings, Inc.:
2.88%, 9/29/21 (a)		1,450	1,469,173
3.00%, 11/10/25 (a)		897	886,168
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		724	734,224
Zoetis, Inc., 3.25%, 2/01/23		873	833,581

			37,892,919
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.45%, 9/15/21		1,247	1,253,113
3.50%, 1/31/23		318	310,818
5.00%, 2/15/24		302	319,672
AvalonBay Communities, Inc., 3.50%, 11/15/25		202	200,050
ERP Operating LP, 3.38%, 6/01/25		842	832,597

BLACKROCK FUNDS II	DECEMBER 31, 2015	19

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc., 4.50%, 4/01/27	USD	757	$712,781
Prologis LP, 3.75%, 11/01/25		334	331,319
Simon Property Group LP:
3.38%, 10/01/24		1,279	1,291,101
4.25%, 10/01/44		913	909,045
Ventas Realty LP, 3.75%, 5/01/24		1,779	1,743,292

			7,903,788
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21		495	505,915
3.00%, 3/15/23		1,602	1,578,728
4.15%, 4/01/45		559	506,637
4.70%, 9/01/45		535	533,837
CSX Corp.:
3.35%, 11/01/25		629	610,898
4.10%, 3/15/44		815	738,356
Norfolk Southern Corp., 4.45%, 6/15/45		885	833,905
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		981	952,538
Ryder System, Inc., 2.45%, 9/03/19		1,181	1,163,449
Union Pacific Corp.:
3.38%, 2/01/35		493	445,259
4.05%, 11/15/45		159	153,838
4.38%, 11/15/49		705	653,517
3.88%, 2/01/55		1,934	1,705,428
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		1,662	1,657,929

			12,040,234
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc.:
3.90%, 12/15/25		283	285,705
5.30%, 12/15/45		286	294,645
Applied Materials, Inc.:
2.63%, 10/01/20		1,027	1,025,819
3.90%, 10/01/25		861	865,636

			2,471,805
Software — 0.5%
Microsoft Corp.:
3.13%, 11/03/25		2,648	2,662,048
3.50%, 2/12/35		2,108	1,948,308
4.45%, 11/03/45		164	169,121
Oracle Corp.:
2.80%, 7/08/21		6,954	7,043,741
3.25%, 5/15/30		2,561	2,405,102
4.38%, 5/15/55		1,016	929,471

			15,157,791
Specialty Retail — 0.2%
Home Depot, Inc.:
3.35%, 9/15/25		330	337,215
5.40%, 9/15/40		511	595,464
4.40%, 3/15/45		372	384,483
Lowe’s Cos., Inc.:
3.38%, 9/15/25		363	368,551
4.25%, 9/15/44		730	726,549
4.38%, 9/15/45		273	280,584
QVC, Inc.:
3.13%, 4/01/19		793	782,673
5.13%, 7/02/22		1,339	1,334,733

			4,810,252

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.:
2.10%, 5/06/19	USD	4,127	$4,175,257
2.00%, 5/06/20		2,974	2,970,919
3.45%, 2/09/45		745	641,414
HP, Inc., 3.75%, 12/01/20		279	276,834

			8,064,424
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45		963	929,297
Tobacco — 0.4%
Altria Group, Inc.:
2.63%, 1/14/20		1,249	1,251,319
2.85%, 8/09/22		870	848,146
4.25%, 8/09/42		529	485,378
Philip Morris International, Inc.:
1.13%, 8/21/17		2,480	2,476,411
4.13%, 3/04/43		852	805,357
4.88%, 11/15/43		1,319	1,394,492
Reynolds American, Inc.:
2.30%, 6/12/18		997	1,003,262
3.25%, 6/12/20		786	798,814
3.25%, 11/01/22		1,337	1,321,987
3.75%, 5/20/23		422	421,032
4.75%, 11/01/42		852	813,218

			11,619,416
Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 3/30/20		1,182	1,149,938
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		6,670	6,694,459
Orange SA, 5.50%, 2/06/44		910	966,140
Rogers Communications, Inc.:
3.63%, 12/15/25		361	355,083
5.00%, 3/15/44		320	322,163
Vodafone Group PLC, 2.50%, 9/26/22		1,095	1,014,316

			9,352,161
Total Corporate Bonds — 24.6%			760,049,509

Foreign Agency Obligations		Par (000)	Value
Norway — 0.2%
Statoil ASA, 2.90%, 11/08/20		5,305	5,391,758
Total Foreign Agency Obligations — 0.2%			5,391,758

Foreign Government Obligations		Par (000)	Value
Brazil — 0.1%
Federative Republic of Brazil, 4.25%, 1/07/25		3,255	2,620,275
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24		5,500	5,238,750
Germany — 0.4%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	11,535	13,282,210
Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25 (a)	USD	778	742,056
Republic of Indonesia:
3.38%, 4/15/23 (a)		1,625	1,510,018

20	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Foreign Government Obligations		Par (000)	Value
Indonesia (continued)
5.38%, 10/17/23 (a)	USD	3,275	$3,404,978
5.88%, 1/15/24 (a)		635	680,284
4.75%, 1/08/26 (a)		986	973,835
6.63%, 2/17/37		240	251,469

			7,562,640
Mexico — 0.7%
United Mexican States:
4.75%, 6/14/18	MXN	38,926	2,269,378
4.00%, 10/02/23	USD	15,890	16,096,570
8.00%, 12/07/23	MXN	54,000	3,506,928

			21,872,876
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25	USD	3,050	3,823,938
Poland — 0.1%
Republic of Poland:
3.25%, 7/25/25	PLN	4,006	1,050,363
2.50%, 7/25/26		7,136	1,712,511

			2,762,874
Russia — 0.0%
Russian Federation, 7.00%, 8/16/23	RUB	7,505	88,853
Slovenia — 0.1%
Republic of Slovenia:
4.13%, 2/18/19 (a)	USD	602	632,853
5.50%, 10/26/22 (a)		776	866,159
5.25%, 2/18/24 (a)		399	440,396
4.63%, 9/09/24	EUR	595	808,452

			2,747,860
Turkey — 0.3%
Republic of Turkey, 5.75%, 3/22/24	USD	9,805	10,359,179
Total Foreign Government Obligations — 2.3%			70,359,455

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.82%, 10/25/34 (b)		109	107,724
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.96%, 2/25/35 (b)		681	643,522
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.69%, 10/25/35 (b)		4,910	4,535,452
Series 2006-2, Class A1, 0.60%, 12/25/36 (b)		950	836,973
MortgageIT Trust, Series 2004-1, Class A1, 1.20%, 11/25/34 (b)		1,449	1,372,010
RALI Trust, Series 2006-QO2, Class A1, 0.64%, 2/25/46 (b)		3,362	1,432,191
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 2.69%, 11/25/34 (b)		3,562	3,522,759

			12,450,631
Commercial Mortgage-Backed Securities — 4.1%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49		2,206	2,263,329
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		514	526,543
Series 2007-3, Class A1A, 5.56%, 6/10/49 (b)		4,895	5,059,547

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-3, Class A4, 5.56%, 6/10/49 (b)	USD	1,332	$1,369,417
Barclays Commercial Mortgage Trust:
Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		1,119	1,092,099
Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		530	531,007
BB-UBS Trust, Series 2012-TFT, Class A, 2.89%, 6/05/30 (a)		4,480	4,429,833
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		3,563	3,669,075
Series 2007-PW16, Class AM, 5.72%, 6/11/40 (b)		880	916,026
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		3,476	3,651,157
Carefree Portfolio Trust, Series 2014-CARE, Class D, 3.58%, 11/15/19 (a)(b)		1,515	1,523,214
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,210	2,240,304
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.73%, 12/15/27 (a)(b)		2,798	2,780,449
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 1.08%, 6/15/33 (a)(b)		2,483	2,457,190
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		2,061	2,186,813
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (b)		2,697	2,831,116
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.04%, 12/10/49 (b)		2,894	2,983,743
Commercial Mortgage Pass-Through Certificates:
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		400	415,526
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,050	2,109,346
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,460	3,459,860
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		2,895	2,916,988
Series 2013-LC13, Class D, 5.05%, 8/10/46 (a)(b)		500	466,568
Series 2014-277P, Class A, 3.61%, 8/10/49 (a)(b)		236	240,329
Series 2014-FL4, Class D, 2.77%, 7/13/31 (a)(b)		490	477,895
Series 2014-FL5, Class D, 4.33%, 10/15/31 (a)(b)		1,945	1,877,536
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		3,400	3,372,233
Credit Suisse Commercial Mortgage Trust:
Series 2008-C1, Class A2, 6.07%, 2/15/41 (b)		528	529,582
Series 2008-C1, Class A3, 6.07%, 2/15/41 (b)		1,180	1,241,513
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		76	75,735
Credit Suisse Mortgage Capital Certificates:
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)		6,040	6,260,095

BLACKROCK FUNDS II	DECEMBER 31, 2015	21

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-DEAL, Class D, 3.43%, 4/15/29 (a)(b)	USD	545	$538,045
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		1,119	1,148,546
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.71%, 6/17/49 (a)(b)		2,750	2,840,089
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		1,660	1,659,793
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		260	262,833
Extended Stay America Trust:
Series 2013-ESH5, Class C5, 2.67%, 12/05/31 (a)		2,460	2,446,120
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,485	3,488,082
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.63%, 12/15/16 (a)(b)		789	786,303
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A4, 3.80%, 9/15/47		900	921,424
Series 2014-C26, Class A4, 3.49%, 1/15/48		753	755,816
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		1,515	1,534,227
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (b)		4,748	5,012,780
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)		7,084	7,418,182
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		1,397	1,434,675
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		645	661,319
Series 2014-FL6, Class A, 1.73%, 11/15/31 (a)(b)		2,305	2,291,992
Series 2015-CSMO, Class A, 1.58%, 1/15/32 (a)(b)		960	954,909
Series 2015-CSMO, Class D, 3.63%, 1/15/32 (a)(b)		590	585,789
Series 2015-JP1, Class C, 4.90%, 1/15/49 (b)		260	247,106
Series 2015-JP1, Class D, 4.40%, 1/15/49 (b)		770	642,599
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.13%, 9/15/28 (a)(b)		550	549,898
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		2,102	2,164,714
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class AM, 5.20%, 12/12/49		780	800,496
Series 2007-7, Class A4, 5.74%, 6/12/50 (b)		1,301	1,350,604
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		200	137,889
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		540	380,309
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.49%, 2/12/44 (b)		492	479,781
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,350	2,412,184
Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (b)		1,020	1,046,138

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	USD	1,947	$2,033,320
Series 2015-XLF2, Class AFSB, 3.08%, 8/15/26 (a)(b)		300	300,000
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4B, 5.79%, 8/15/45 (a)(b)		5,012	5,200,337
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(c)		750	719,963
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		456	453,959
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.95%, 2/16/51 (a)(b)		4,401	4,468,521
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		1,580	1,430,533
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 2/15/48		655	585,836
Series 2015-C31, Class A4, 3.70%, 11/15/48		240	243,385
Series 2015-C31, Class D, 3.85%, 11/15/48		1,310	962,607
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		651	650,855
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class C, 4.34%, 3/15/47 (b)		150	147,388

			126,103,414
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		7,280	598,853
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		65,905	3,137,895
Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class XA, 0.80%, 1/12/30 (a)(b)		82,257	1,102,710
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.50%, 3/10/46 (b)		28,299	1,485,330
Series 2013-LC6, Class XA, 1.74%, 1/10/46 (b)		37,820	2,598,826
Series 2014-CR14, Class XA, 0.87%, 2/10/47 (b)		19,884	799,451
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		40,878	324,571
Series 2015-CR23, Class XA, 1.01%, 5/10/48 (b)		13,726	850,592
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		5,920	246,686
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)		7,500	178,035
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		34,480	850,860
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class XA, 1.11%, 8/15/47 (b)		2,435	166,850
Series 2015-C28, Class XA, 1.21%, 10/15/48 (b)		3,438	238,569
Series 2015-C33, Class XA, 1.06%, 12/15/48 (b)		6,535	480,434
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, 0.58%, 4/15/46 (b)		4,040	145,483

22	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XA, 1.16%, 12/15/47 (b)	USD	8,760	$567,066
Series 2015-C25, Class XA, 1.16%, 10/15/48 (b)		4,336	343,390
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.81%, 5/25/36 (a)(b)		1,615	12,047
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.00%, 2/15/48 (b)		5,960	391,784
Series 2015-NXS1, Class XA, 1.21%, 5/15/48 (b)		3,671	270,296
WF-RBS Commercial Mortgage Trust:
Series 2013-C12, Class XA, 1.44%, 3/15/48 (a)(b)		49,923	3,340,320
Series 2014-C24, Class XA, 0.98%, 11/15/47 (b)		17,547	1,065,687
Series 2014-LC14, Class XA, 1.43%, 3/15/47 (b)		16,497	1,184,940

			20,380,675
Total Non-Agency Mortgage-Backed Securities — 5.1%			158,934,720

Preferred Securities
Capital Trusts		Par (000)	Value
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 5/04/18 (d)		3,519	3,483,476
Banks — 0.1%
JPMorgan Chase & Co., 5.30% (b)(e)		1,305	1,300,106
Capital Markets — 0.0%
State Street Capital Trust IV, 1.51%, 6/01/77 (b)		739	604,133
Insurance — 0.0%
MetLife, Inc., 5.25% (b)(e)		730	742,775
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(e)		3,190	3,381,400
Total Capital Trusts — 0.3%			9,511,890

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		116,685	3,032,643
Total Preferred Securities — 0.4%			12,544,533

Project Loans — 0.0%		Par (000)	Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23	USD	25	23,990

Taxable Municipal Bonds		Par (000)	Value
Bay Area Toll Authority RB, 7.04%, 4/01/50		1,150	1,582,607
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		1,180	1,470,481
Los Angeles Community College District GO, 6.60%, 8/01/42		800	1,093,736
Los Angeles Unified School District GO, 6.76%, 7/01/34		1,580	2,081,682

Taxable Municipal Bonds		Par (000)	Value
Metropolitan Transportation Authority RB:
6.67%, 11/15/39	USD	200	$262,158
6.81%, 11/15/40		610	807,835
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		690	821,783
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,004	1,427,045
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,120	4,795,804
5.50%, 6/15/43		4,935	5,781,155
5.88%, 6/15/44		795	1,026,814
New York State Dormitory Authority RB, 5.39%, 3/15/40		725	861,641
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		1,305	1,409,648
State of California GO:
7.55%, 4/01/39		920	1,337,376
7.60%, 11/01/40		2,770	4,117,328
State of Illinois GO, 5.10%, 6/01/33		3,525	3,334,826
University of California RB, 4.86%, 5/15/12		630	602,652
Total Taxable Municipal Bonds — 1.1%			32,814,571

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.8%
Fannie Mae, 6.63%, 11/15/30		1,500	2,124,202
Freddie Mac:
3.75%, 3/27/19		10,765	11,525,666
5.50%, 8/23/17		3,500	3,746,190
Resolution Funding Corp. Interest Strip:
0.00%, 7/15/18 (c)		4,575	4,414,578
0.00%, 10/15/18 (c)		4,575	4,387,462
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16		17	17,222
Series 1996-20H, 7.25%, 8/01/16		27	27,658
Series 1996-20J, 7.20%, 10/01/16		20	20,295
Series 1996-20K, 6.95%, 11/01/16		48	48,497
Series 1997-20B, Class 1, 7.10%, 2/01/17		81	83,244
Series 1997-20F, Class 1, 7.20%, 6/01/17		22	22,451
Series 1997-20G, Class 1, 6.85%, 7/01/17		183	187,861

			26,605,326
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		140	141,595
Series 2005-29, Class AT, 4.50%, 4/25/35		71	73,995
Series 2005-29, Class WB, 4.75%, 4/25/35		453	480,612
Series 2005-48, Class AR, 5.50%, 2/25/35		504	534,001
Series 2005-62, Class CQ, 4.75%, 7/25/35		425	446,574
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		862	943,102
Series 2996, Class MK, 5.50%, 6/15/35		22	24,284

			2,644,163
Commercial Mortgage-Backed Securities — 0.5%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		13,981	15,938,404

BLACKROCK FUNDS II	DECEMBER 31, 2015	23

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M4, Class X1, 3.89%, 2/25/18 (b)	USD	40,134		$2,358,024
Series 2013-M5, Class X2, 2.33%, 1/25/22 (b)		10,796		1,028,854
Freddie Mac, Series K038, Class X1, 1.20%, 3/25/24 (b)		7,205		555,959
Ginnie Mae, Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		19,236		1,224,700

				5,167,537
Mortgage-Backed Securities — 47.7%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		2,714		2,797,016
2.30%, 12/01/34 (b)		690		721,201
2.50%, 4/01/30-1/01/31 (f)		23,521		23,729,482
3.00%, 11/01/26-1/01/46 (f)		161,556		164,396,770
3.15%, 12/01/40 (b)		1,416		1,478,675
3.35%, 6/01/41 (b)		3,268		3,435,883
3.50%, 8/01/27-1/01/46 (b)(f)		395,437		409,214,021
4.00%, 1/01/25-1/01/46 (f)		123,118		130,800,772
4.50%, 2/01/25-1/01/46 (f)		71,194		77,155,450
5.00%, 11/01/32-1/01/46 (f)		44,718		49,297,931
5.50%, 10/01/16-1/01/46 (f)		21,696		24,331,081
6.00%, 5/01/16-1/01/46 (f)		23,865		27,086,185
6.50%, 5/01/40		4,638		5,300,781
7.00%, 6/01/32		19		21,901
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/29-1/01/31 (f)		19,221		19,407,265
3.00%, 5/01/27-1/01/46 (f)		53,709		54,199,612
3.50%, 1/01/31-1/01/46 (f)		128,982		133,047,902
4.00%, 8/01/40-1/01/46 (f)		46,489		49,199,839
4.50%, 2/01/39-7/01/45		29,728		32,132,509
5.00%, 7/01/35-1/01/46 (f)		15,635		17,195,537
5.50%, 4/01/17-1/01/46 (f)		9,785		10,827,943
6.00%, 3/01/16-12/01/32		227		231,892
6.50%, 7/01/17		6		5,889
8.00%, 11/01/22		2		1,790
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-1/15/46 (f)		50,011		50,734,105
3.50%, 2/15/42-1/15/46 (f)		84,739		88,484,148
4.00%, 9/20/40-1/15/46 (f)		34,443		36,628,509
4.50%, 12/20/39-2/15/42		35,621		38,628,900
5.00%, 12/15/38-1/15/46 (f)		15,356		16,945,331
5.50%, 3/15/32-1/15/46 (f)		7,711		8,507,454
6.00%, 12/15/36		192		217,032
7.50%, 11/15/29		—	(g)	455
9.00%, 7/15/18		—	(g)	304

				1,476,163,565
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.00%, 3/25/19 (c)		9		9,188
Total U.S. Government Sponsored Agency Securities — 49.3%				1,526,528,183

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
3.00%, 5/15/45-11/15/45	USD	19,885	$19,824,936
2.88%, 8/15/45		117,488	114,106,026
U.S. Treasury Inflation Indexed Notes:
0.25%, 1/15/25		89,337	85,259,086
0.38%, 7/15/25		16,879	16,339,880
U.S. Treasury Notes:
0.63%, 9/30/17		43,000	42,702,698
0.75%, 10/31/17		117,717	117,091,687
0.88%, 10/15/18		261,372	258,492,429
1.38%, 10/31/20 (h)		219,945	216,061,651
1.63%, 11/30/20 (h)		117,517	116,819,184
1.88%, 10/31/22		143,934	142,112,371
2.13%, 5/15/25		800	789,562
2.00%, 8/15/25		7,587	7,397,913
2.25%, 11/15/25 (h)		38,618	38,531,998
Total U.S. Treasury Obligations — 38.0%			1,175,529,421
Total Long-Term Investments (Cost — $3,988,191,227) — 128.0%			3,959,625,556

Options Purchased			Value
(Cost — $698,489) — 0.0%			676,371
Total Investments Before TBA Sale Commitments (Cost — $3,988,889,716*) — 128.0%			3,960,301,927

TBA Sale Commitments (f)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/31		4,900	(4,938,735)
3.00%, 1/01/31-1/01/46		73,708	(74,806,872)
3.50%, 1/01/31-1/01/46		350,940	(362,416,264)
4.00%, 1/01/31-1/01/46		24,900	(26,294,176)
4.50%, 1/01/31-1/01/46		43,900	(47,121,258)
5.00%, 1/01/46		38,800	(42,695,538)
5.50%, 1/01/46		13,600	(15,154,338)
6.00%, 1/01/46		10,200	(11,524,251)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/31		1,757	(1,810,542)
3.50%, 1/01/46		68,172	(70,111,339)
4.00%, 1/01/46		6,100	(6,443,958)
4.50%, 1/01/46		9,194	(9,904,236)
5.00%, 1/01/46		2,000	(2,183,742)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/46		9,200	(9,571,405)
4.50%, 1/15/46		14,101	(15,182,262)
5.00%, 1/15/46		300	(324,715)
Total TBA Sale Commitments (Proceeds — $699,983,770) — (22.6)%			(700,483,631)
Total Investments Net of TBA Sale Commitments — 105.4%			3,259,818,296
Liabilities in Excess of Other Assets — (5.4)%			(165,853,134)

Net Assets — 100.0%			$3,093,965,162

24	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,990,291,339

Gross unrealized appreciation	$36,987,666
Gross unrealized depreciation	(66,977,078)

Net unrealized depreciation	$(29,989,412)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Perpetual security with no stated maturity date.

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(7,608,185)	$59,534
BNP Paribas Securities Corp.	$300,504	$(2,108)
Citigroup Global Markets, Inc.	$(26,416,246)	$19,804
Credit Suisse Securities (USA) LLC	$(24,670,749)	$54,675
Deutsche Bank Securities, Inc.	$3,788,064	$(4,237)
Goldman Sachs & Co.	$(55,548,692)	$(107,938)
J.P. Morgan Securities LLC	$(91,642,776)	$42,926
Jefferies LLC	$(154,688)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(2,281,568)	$(22,857)
Morgan Stanley & Co. LLC	$24,839,658	$37,482
Nomura Securities International, Inc.	$(4,524,623)	$16,619
RBC Capital Markets, LLC	$1,350,593	$(923)
Wells Fargo Securities, LLC	$16,068,130	$7,079

(g)	Amount is less than $500.

(h)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

•	During the period ended December 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$7,815	$798

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.10%	12/01/15	1/05/16	$79,200,000	$79,207,473	U.S. Treasury Obligations	up to 30 Days
Deutsche Bank Securities, Inc.	0.25%	12/07/15	Open	9,987,500	9,989,442	U.S. Treasury Obligations	Open/Demand[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	12/29/15	1/04/16	38,521,455	38,522,525	U.S. Treasury Obligations	up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.50%	12/29/15	1/04/16	122,812,500	122,821,029	U.S. Treasury Obligations	up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.50%	12/29/15	1/04/16	106,845,019	106,852,439	U.S. Treasury Obligations	up to 30 Days
Total				$357,366,474	$357,392,908

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK FUNDS II	DECEMBER 31, 2015	25

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(94)	Euro-Bund	March 2016	USD	16,132,323	$(76,661)
430	U.S. Treasury Bonds (30 Year)	March 2016	USD	66,112,500	419,876
(801)	U.S. Treasury Notes (10 Year)	March 2016	USD	100,850,906	370,736
619	U.S. Treasury Notes (2 Year)	March 2016	USD	134,468,079	(208,982)
(1,165)	U.S. Treasury Notes (5 Year)	March 2016	USD	137,843,165	340,661
(13)	U.S. Ultra Treasury Bonds	March 2016	USD	2,062,938	9,969
(1,933)	Euro Dollar Futures	December 2017	USD	474,672,312	601,909
Total					$1,457,508

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	226,080,855	USD	318,500	Credit Suisse International	1/04/16	$415
USD	318,500	CLP	224,813,225	BNP Paribas S.A.	1/04/16	1,373
USD	460,800	ZAR	6,714,547	BNP Paribas S.A.	1/04/16	26,950
USD	307,200	ZAR	4,427,858	State Street Bank and Trust Co.	1/04/16	21,101
ZAR	11,093,530	USD	768,000	Deutsche Bank AG	1/04/16	(51,208)
BRL	598,424	USD	152,000	Goldman Sachs International	1/05/16	(1,017)
BRL	921,267	USD	229,000	Royal Bank of Scotland PLC	1/05/16	3,437
MXN	6,302,533	USD	380,106	Goldman Sachs International	1/05/16	(14,550)
USD	152,000	BRL	603,227	BNP Paribas S.A.	1/05/16	(195)
USD	229,000	BRL	911,855	BNP Paribas S.A.	1/05/16	(1,063)
USD	380,106	MXN	6,516,149	Goldman Sachs International	1/05/16	2,160
USD	10,527,459	EUR	9,939,000	UBS AG	1/06/16	(275,434)
USD	4,951,583	MXN	82,255,000	Société Générale	1/06/16	181,023
EUR	234,000	USD	257,670	Citibank N.A.	1/07/16	(3,325)
EUR	233,000	USD	255,671	Goldman Sachs International	1/07/16	(2,412)
EUR	235,000	USD	257,305	Royal Bank of Scotland PLC	1/07/16	(1,872)
USD	257,917	EUR	234,000	Goldman Sachs International	1/07/16	3,572
MXN	6,579,773	USD	381,000	Goldman Sachs International	1/08/16	552
TWD	17,679,880	USD	541,000	HSBC Bank PLC	1/11/16	(2,721)
USD	541,000	TWD	17,885,460	JPMorgan Chase Bank N.A.	1/11/16	(3,539)
EUR	324,844	RUB	26,024,857	BNP Paribas S.A.	1/12/16	(2,170)
EUR	147,656	RUB	11,537,859	Deutsche Bank AG	1/12/16	2,995
EUR	236,250	RUB	18,382,022	Deutsche Bank AG	1/12/16	5,864
EUR	315,000	RUB	24,239,250	JPMorgan Chase Bank N.A.	1/12/16	11,507
JPY	56,398,956	USD	463,000	UBS AG	1/12/16	6,350
RUB	17,869,400	EUR	235,000	BNP Paribas S.A.	1/12/16	(11,504)
RUB	27,917,810	EUR	395,000	BNP Paribas S.A.	1/12/16	(48,252)
RUB	30,429,788	EUR	393,750	Deutsche Bank AG	1/12/16	(12,598)
USD	463,000	JPY	55,867,015	Standard Chartered Bank	1/12/16	(1,923)
CAD	641,369	USD	459,500	BNP Paribas S.A.	1/15/16	4,032
CAD	630,986	USD	459,500	Royal Bank of Scotland PLC	1/15/16	(3,471)
COP	1,020,734,350	USD	305,000	Credit Suisse International	1/15/16	16,036
MXN	8,191,733	USD	476,982	State Street Bank and Trust Co.	1/15/16	(2,202)
PLN	4,817,053	USD	1,214,592	Standard Chartered Bank	1/15/16	12,971

26	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	8,261,816	USD	2,090,122	Standard Chartered Bank	1/15/16	$15,293
USD	305,000	COP	1,007,110,000	Credit Suisse International	1/15/16	(11,751)
USD	789,858	EUR	716,105	Royal Bank of Scotland PLC	1/15/16	11,333
USD	1,012,641	MXN	16,814,711	Morgan Stanley & Co. International PLC	1/15/16	38,089
USD	5,725,460	PLN	23,145,744	Citibank N.A.	1/15/16	(172,928)
USD	381,571	PLN	1,509,225	Goldman Sachs International	1/15/16	(3,035)
USD	424,750	ZAR	6,705,741	JPMorgan Chase Bank N.A.	1/15/16	(7,637)
EUR	315,000	RUB	24,440,850	Deutsche Bank AG	1/18/16	9,367
RUB	24,683,400	EUR	315,000	Deutsche Bank AG	1/18/16	(6,070)
MXN	5,268,264	USD	310,000	Deutsche Bank AG	1/19/16	(4,751)
MXN	3,967,537	USD	228,500	Goldman Sachs International	1/19/16	1,383
MXN	3,970,205	USD	228,500	Goldman Sachs International	1/19/16	1,538
MXN	6,623,309	USD	389,000	Goldman Sachs International	1/19/16	(5,238)
MXN	7,974,130	USD	468,000	Goldman Sachs International	1/19/16	(5,970)
USD	229,000	COP	761,058,600	Credit Suisse International	1/19/16	(10,264)
USD	671,499	EUR	615,000	JPMorgan Chase Bank N.A.	1/19/16	2,824
USD	457,000	MXN	7,952,950	Goldman Sachs International	1/19/16	(3,802)
MXN	735,657	USD	42,228	State Street Bank and Trust Co.	1/20/16	393
MXN	17,878,567	USD	1,050,037	State Street Bank and Trust Co.	1/20/16	(14,211)
USD	42,228	MXN	733,267	JPMorgan Chase Bank N.A.	1/20/16	(255)
USD	1,308,376	MXN	22,024,546	Royal Bank of Scotland PLC	1/20/16	32,345
CLP	158,740,400	USD	227,500	Credit Suisse International	1/21/16	(4,042)
CLP	159,529,825	USD	227,500	Credit Suisse International	1/21/16	(2,930)
COP	487,758,219	USD	156,083	Goldman Sachs International	1/21/16	(2,772)
USD	455,000	CLP	325,302,250	Credit Suisse International	1/21/16	(2,927)
USD	156,083	COP	519,876,902	Credit Suisse International	1/21/16	(7,324)
MXN	22,533,411	USD	1,312,899	Citibank N.A.	1/26/16	(7,970)
RUB	26,130,431	EUR	324,844	BNP Paribas S.A.	1/26/16	2,089
USD	476,062	MXN	8,142,864	Citibank N.A.	1/26/16	4,501
USD	476,017	MXN	8,143,733	Morgan Stanley & Co. International PLC	1/26/16	4,406
BRL	916,458	USD	229,000	Goldman Sachs International	2/02/16	(65)
USD	229,000	BRL	930,748	Royal Bank of Scotland PLC	2/02/16	(3,505)
USD	476,668	MXN	8,156,096	Morgan Stanley & Co. International PLC	2/03/16	4,617
RUB	23,031,951	USD	328,123	BNP Paribas S.A.	2/09/16	(16,062)
USD	440,538	RUB	30,922,657	BNP Paribas S.A.	2/09/16	21,565
MXN	8,207,057	USD	481,325	State Street Bank and Trust Co.	2/10/16	(6,564)
USD	1,508,649	MXN	25,599,630	Goldman Sachs International	2/10/16	27,764
JPY	1,878,062,925	USD	15,500,000	Morgan Stanley & Co. International PLC	3/16/16	155,206
JPY	1,875,115,600	USD	15,500,000	Royal Bank of Scotland PLC	3/16/16	130,638
USD	15,402,564	EUR	14,170,000	Deutsche Bank AG	3/16/16	(27,112)
USD	31,000,000	JPY	3,749,285,700	Morgan Stanley & Co. International PLC	3/16/16	(253,394)
USD	10,475,000	SAR	39,951,650	BNP Paribas S.A.	11/23/16	(52,924)
USD	7,840,000	SAR	29,795,920	Citibank N.A.	11/23/16	(11,720)
USD	10,635,000	SAR	40,540,620	Citibank N.A.	11/23/16	(48,127)
Total						$(369,117)

BLACKROCK FUNDS II	DECEMBER 31, 2015	27

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Exchange-Traded Options Purchased

Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Put	3/11/16	USD	98.38	3,177	$218,419

OTC Options Purchased

Description	Put/Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Morgan Stanley Capital Services LLC	1/07/16	MXN	17.15	USD	690	$ 6,640
USD Currency	Call	JPMorgan Chase Bank N.A.	3/07/16	CAD	1.35	USD	919	30,544
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	15,415	181,361
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	15,760	185,420
EUR Currency	Put	JPMorgan Chase Bank N.A.	1/21/16	PLN	4.20	EUR	1,260	720
USD Currency	Put	Citibank N.A.	2/09/16	JPY	121.50	USD	762	12,191
Total								$416,876

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.00%	Receive	3-month LIBOR	1/19/16	USD	67,280	$41,076

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	2,530	$ 3,598
1.26%[1]	3-month LIBOR	1/12/16[2]	1/12/17	USD	149,961	(552,398)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	485	2,048
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	367	(5,936)
Total						$(552,688)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,491	$ 36,257	$ 11,710	$ 24,547
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	1,491	41,879	17,674	24,205
Deutsche Bank AG	1.00%	Bank of America N.A.	12/20/20	EUR	2,740	(7,937)	(18,828)	10,891
Standard Chartered PLC	1.00%	Bank of America N.A.	12/20/20	EUR	2,960	52,837	57,060	(4,223)
HSBC Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	2,470	(39,042)	(6,398)	(32,644)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	1,050	18,743	26,742	(7,999)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	830	14,815	22,040	(7,225)
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	3,460	(54,690)	(12,715)	(41,975)
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	1,980	(31,297)	(6,201)	(25,096)
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/20	EUR	2,820	50,337	31,720	18,617
Standard Chartered PLC	1.00%	Citibank N.A.	12/20/20	EUR	1,800	32,131	50,629	(18,498)

28	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	1,450	$25,882	$ 16,450	$ 9,432
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	2,880	(45,522)	(43,173)	(2,349)
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	2,870	(45,364)	(24,648)	(20,716)
Standard Chartered PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	1,200	21,421	19,584	1,837
Standard Chartered PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	430	7,676	11,641	(3,965)
Federation of Malaysia	1.00%	Bank of America N.A.	12/20/20	USD	298	11,279	16,073	(4,794)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/20	USD	375	38,375	38,341	34
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	276	10,425	14,038	(3,613)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	151	5,708	9,509	(3,801)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	1,730	(63,427)	(64,908)	1,481
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/20	USD	750	76,751	76,986	(235)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	230	8,701	13,042	(4,341)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	152	5,765	9,731	(3,966)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/20	USD	220	8,323	11,501	(3,178)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/20	USD	220	8,323	11,781	(3,458)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/20	USD	822	3,589	(1,087)	4,676
Republic of the Philippines	1.00%	Citibank N.A.	12/20/20	USD	411	1,794	(159)	1,953
Republic of the Philippines	1.00%	Citibank N.A.	12/20/20	USD	408	1,781	(157)	1,938
Australia and New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	12/20/20	USD	3,180	(29,610)	(25,068)	(4,542)
Australia and New Zealand Banking Group Ltd.	1.00%	Goldman Sachs International	12/20/20	USD	8,894	(82,811)	(49,631)	(33,180)
Federation of Malaysia	1.00%	HSBC Bank PLC	12/20/20	USD	240	9,079	13,156	(4,077)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/20	USD	407	41,649	39,604	2,045
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	989	(9,209)	(3,601)	(5,608)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	897	(8,353)	(2,516)	(5,837)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	380	38,887	39,313	(426)
Total						$155,145	$299,235	$(144,090)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	6/20/19	BB+	USD	1,590	$(509,961)	$ (34,511)	$ (475,450)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	6/20/19	BB+	USD	250	(80,182)	(5,426)	(74,756)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	570	(206,516)	(36,445)	(170,071)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	495	(179,343)	(30,607)	(148,736)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	495	(179,343)	(29,879)	(149,464)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	12/20/19	BB+	USD	1,150	(416,655)	(63,402)	(353,253)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BB+	USD	495	(179,343)	(33,261)	(146,082)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	1,491	(36,257)	(13,573)	(22,684)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	1,491	(41,878)	(15,397)	(26,481)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	294	(17,421)	(14,933)	(2,488)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	228	(13,541)	(10,952)	(2,589)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	228	(13,541)	(10,792)	(2,749)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	228	(13,541)	(10,596)	(2,945)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	220	(13,066)	(11,482)	(1,584)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	207	(12,306)	(10,396)	(1,910)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	904	(53,629)	(44,086)	(9,543)

BLACKROCK FUNDS II	DECEMBER 31, 2015	29

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	452	$ (26,814)	$(22,428)	$ (4,386)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	448	(26,599)	(22,248)	(4,351)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	286	(16,951)	(14,532)	(2,419)
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	312	(18,538)	(15,890)	(2,648)
Russian Federation	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	756	(69,332)	(62,507)	(6,825)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	400	(5,791)	(36,886)	31,095
		Goldman Sachs
CMBX.NA Series 3 AM	0.50%	International	12/13/49	BBB-	USD	1,000	(14,476)	(93,381)	78,905
		JPMorgan Chase Bank
CMBX.NA Series 3 AM	0.50%	N.A.	12/13/49	BBB-	USD	5,000	(72,379)	(443,044)	370,665
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	1,820	(36,834)	(253,588)	216,754
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD	530	(66,466)	(56,580)	(9,886)
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD	530	(66,466)	(55,119)	(11,347)
CMBX.NA Series 8 BBB-	3.00%	Credit Suisse International	10/17/57	NR	USD	270	(33,860)	(28,695)	(5,165)
Total							$(2,421,029)	$(1,480,636)	$(940,393)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/16	BRL	19,378	$51,007	—	$ 51,007
11.65%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	48,950	(196,375)	—	(196,375)
12.30%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	11,622	(30,594)	—	(30,594)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	7,862	(38,093)	—	(38,093)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	2,045	(11,699)	—	(11,699)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	1,900	(10,023)	—	(10,023)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	19,900	53,940	—	53,940
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	9,380	27,712	—	27,712
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	9,048	24,797	—	24,797
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	5,923	(20,627)	—	(20,627)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	4,180	(8,275)	—	(8,275)
5.72%[2]	Colombia Overnight Interbank Reference Rate	Goldman Sachs International	2/24/16	COP	9,905,787	2,130	—	2,130
5.70%[2]	Colombia Overnight Interbank Reference Rate	Credit Suisse International	2/25/16	COP	9,648,361	842	—	842
5.70%[2]	Colombia Overnight Interbank Reference Rate	Credit Suisse International	2/25/16	COP	8,644,932	754	—	754
5.70%[2]	Colombia Overnight Interbank Reference Rate	Credit Suisse International	2/25/16	COP	8,388,299	732	—	732

30	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	5/22/17	CNY	16,011	$1,235	$(72)	$1,307
2.12%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	7/09/17	CNY	8,074	(2,083)	14	(2,097)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	2,278,440	12,368	5,585	6,783
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	2,278,440	(3,627)	—	(3,627)
2.26%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	11/12/17	CNY	12,780	2,316	2	2,314
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	12/07/17	MXN	4,907	312	7	305
4.35%[1]	28-day MXIBTIIE	Citibank N.A.	12/07/17	MXN	4,907	36	8	28
4.34%[1]	28-day MXIBTIIE	Bank of America N.A.	12/15/17	MXN	6,493	213	28	185
4.35%[1]	28-day MXIBTIIE	Goldman Sachs International	12/15/17	MXN	72,041	1,964	317	1,647
4.33%[1]	28-day MXIBTIIE	Goldman Sachs International	12/15/17	MXN	63,236	2,794	274	2,520
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	12/18/17	MXN	55,920	5,847	74	5,773
4.30%[1]	28-day MXIBTIIE	Goldman Sachs International	12/18/17	MXN	41,624	4,352	55	4,297
4.32%[1]	28-day MXIBTIIE	UBS AG	12/18/17	MXN	37,243	3,054	50	3,004
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	8,957	(478)	125	(603)
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	7,677	(1,130)	21	(1,151)
4.77%[1]	28-day MXIBTIIE	Citibank N.A.	12/05/18	MXN	3,324	(68)	8	(76)
4.70%[1]	28-day MXIBTIIE	Bank of America N.A.	12/06/18	MXN	3,324	329	7	322
4.76%[1]	28-day MXIBTIIE	Citibank N.A.	12/06/18	MXN	3,324	—	7	(7)
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	1,745	108,176	—	108,176
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	940	(49,647)	—	(49,647)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	629	(34,848)	—	(34,848)
11.72%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	176	(10,186)	—	(10,186)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	(698,996)	—	(698,996)
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	23,624	(40,699)	(114)	(40,585)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	10,272	(17,364)	(50)	(17,314)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	7,400	16,747	98	16,649
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN	10,493	(31,984)	(43)	(31,941)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs Bank USA	1/13/25	MXN	20,699	(62,663)	(2)	(62,661)
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	6,011	3,235	(102)	3,337
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	3,006	334	(16)	350
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	7,228	(41)	(36)	(5)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	14,506	(392)	(72)	(320)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	21,681	(209)	(106)	(103)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	7,575	649	36	613
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	7,575	649	36	613
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	28,117	2,749	133	2,616
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	901	(376)	(12)	(364)
6.30%[2]	28-day MXIBTIIE	Goldman Sachs International	12/05/25	MXN	16,810	(5,164)	(234)	(4,930)
6.27%[2]	28-day MXIBTIIE	Goldman Sachs International	12/05/25	MXN	15,369	(6,767)	(212)	(6,555)
6.20%[2]	28-day MXIBTIIE	Bank of America N.A.	12/08/25	MXN	13,547	(10,572)	(60)	(10,512)
6.18%[2]	28-day MXIBTIIE	Goldman Sachs International	12/08/25	MXN	10,246	(8,677)	(45)	(8,632)
6.20%[2]	28-day MXIBTIIE	UBS AG	12/08/25	MXN	9,287	(7,042)	(41)	(7,001)
Total						$(979,426)	$5,668	$(985,094)

BLACKROCK FUNDS II	DECEMBER 31, 2015	31

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$174,407,603	$43,041,813	$217,449,416
Corporate Bonds	—	760,049,509	—	760,049,509
Foreign Agency Obligations	—	5,391,758	—	5,391,758
Foreign Government Obligations	—	70,359,455	—	70,359,455
Non-Agency Mortgage-Backed Securities	—	154,161,278	4,773,442	158,934,720
Preferred Securities	$3,032,643	9,511,890	—	12,544,533
Project Loans	—	—	23,990	23,990
Taxable Municipal Bonds	—	32,814,571	—	32,814,571
U.S. Government Sponsored Agency Securities	—	1,510,589,779	15,938,404	1,526,528,183
U.S. Treasury Obligations	—	1,175,529,421	—	1,175,529,421
Options Purchased:
Foreign Currency Exchange Contracts	—	416,876	—	416,876
Interest Rate Contracts	218,419	41,076	—	259,495
Liabilities:
Investments:
TBA Sale Commitments	—	(700,483,631)	—	(700,483,631)

Total	$3,251,062	$3,192,789,585	$63,777,649	$3,259,818,296

32	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$799,075	—	$799,075
Foreign currency exchange contracts	—	763,689	—	763,689
Interest rate contracts	$1,743,151	328,399	—	2,071,550
Liabilities:
Credit contracts	—	(1,883,558)	—	(1,883,558)
Foreign currency exchange contracts	—	(1,132,806)	—	(1,132,806)
Interest rate contracts	(285,643)	(1,866,181)	—	(2,151,824)

Total	$1,457,508	$(2,991,382)	—	$(1,533,874)

[1]      Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$19,362,743	—	—	$19,362,743
Foreign currency at value	1,843,295	—	—	1,843,295
Cash pledged as collateral for OTC derivatives	1,210,000	—	—	1,210,000
Cash pledged for financial futures contracts	2,996,520	—	—	2,996,520
Cash pledged for centrally cleared swaps	223,750	—	—	223,750
Liabilities:
Reverse repurchase agreements	—	$(357,392,908)	—	(357,392,908)
Cash received as collateral for TBA commitments	—	(37,000)	—	(37,000)

Total	$25,636,308	$(357,429,908)	—	$(331,793,600)

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2015	$41,486,407	$4,046,895	$24,867	—	$45,558,169
Transfers into Level 3	—	—	—	$17,016,859	17,016,859
Transfers out of Level 3	(674,764)	(554,742)	—	—	(1,229,506)
Accrued discounts/premiums	13,004	2,629	3	—	15,636
Net realized gain (loss)	46,744	40,828	3	—	87,575
Net change in unrealized appreciation (depreciation)[1]	(239,776)	(83,061)	(120)	(564,088)	(887,045)
Purchases	9,485,779	2,210,024	—	—	11,695,803
Sales	(7,075,581)	(889,131)	(763)	(514,367)	(8,479,842)

Closing Balance, as of December 31, 2015	$43,041,813	$4,773,442	$23,990	$15,938,404	$63,777,649

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[1]	$(205,648)	$(83,061)	$(120)	$(564,088)	$(852,917)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2015	33

Consolidated Schedule of Investments December 31, 2015 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd.:
Series 2014-1A, Class C, 3.22%, 7/18/26 (a)(b)	USD	1,250	$1,197,533
Series 2014-2A, Class C, 3.52%, 1/15/27 (a)(b)		2,000	1,961,265
Series 2015-1A, Class D, 3.97%, 4/18/27 (a)(b)		2,750	2,456,576
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.97%, 4/15/24 (a)(b)		4,000	3,742,504
ALM V Ltd., Series 2012-5A, Class DR, 6.32%, 10/18/27 (a)(b)		8,500	7,542,050
ALM VI Ltd.:
Series 2012-6A, Class CR, 4.07%, 7/15/26 (a)(b)		4,750	4,470,700
Series 2012-6A, Class DR, 5.97%, 7/15/26 (a)(b)		6,700	5,832,350
ALM VII R Ltd., Series 2013-7RA, Class D, 5.32%, 4/24/24 (a)(b)		5,175	5,019,581
ALM VII R-2 Ltd., Series 2013-7R2A, Class C, 3.77%, 4/24/24 (a)(b)		1,250	1,231,975
ALM VIII Ltd.:
Series 2013-8A, Class C, 3.52%, 1/20/26 (a)(b)		2,800	2,542,472
Series 2013-8A, Class D, 4.82%, 1/20/26 (a)(b)		2,400	1,931,570
ALM X Ltd., Series 2013-10A, Class B, 2.92%, 1/15/25 (a)(b)		500	482,790
ALM XI Ltd., Series 2014-11A, Class C, 3.82%, 10/17/26 (a)(b)		1,250	1,149,676
ALM XII Ltd.:
Series 2015-12A, Class B, 3.57%, 4/16/27 (a)(b)		2,000	1,985,000
Series 2015-12A, Class C1, 4.07%, 4/16/27 (a)(b)		3,500	3,211,250
ALM XIV Ltd.:
Series 2014-14A, Class B, 3.27%, 7/28/26 (a)(b)		2,731	2,669,941
Series 2014-14A, Class C, 3.77%, 7/28/26 (a)(b)		3,150	2,892,619
Series 2014-14A, Class D, 5.17%, 7/28/26 (a)(b)		2,500	1,979,990
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class C1, 3.79%, 7/15/27 (a)(b)		6,000	5,616,000
Series 2015-16A, Class D, 5.61%, 7/15/27 (a)(b)		3,750	3,241,875
AMMC CLO 15 Ltd.:
Series 2014-15A, Class C1, 3.94%, 12/09/26 (a)(b)		1,000	1,000,000
Series 2014-15A, Class D, 4.68%, 12/09/26 (a)(b)		2,500	2,400,000
AMMC CLO 16 Ltd., Series 2015-16A, Class C, 3.42%, 4/14/27 (a)(b)		3,750	3,660,164
AMMC CLO IX Ltd., Series 2011-9A, Class D, 4.82%, 1/15/22 (a)(b)		6,000	5,999,562
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class C, 3.17%, 4/15/27 (a)(b)		2,300	2,216,740
Series 2015-6A, Class D, 3.72%, 4/15/27 (a)(b)		3,250	2,908,750
Series 2015-6A, Class E1, 5.22%, 4/15/27 (a)(b)		3,250	2,618,850
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class C, 3.45%, 10/15/27 (a)(b)		3,625	3,534,375
Series 2015-7A, Class D, 4.05%, 10/15/27 (a)(b)		3,000	2,722,500

Asset-Backed Securities	Par (000)		Value
Apidos CLO IX, Series 2012-9AR, Class ER, 6.42%, 7/15/23 (a)(b)	USD	1,500	$1,420,650
Apidos CLO XII, Series 2013-12A, Class D, 3.37%, 4/15/25 (a)(b)		1,000	903,408
Apidos CLO XVI, Series 2013-16A, Class C, 3.57%, 1/19/25 (a)(b)		3,500	3,119,353
Apidos CLO XVIII:
Series 2014-18A, Class C, 3.97%, 7/22/26 (a)(b)		1,850	1,694,472
Series 2014-18A, Class D, 5.52%, 7/22/26 (a)(b)		2,500	2,073,224
Apidos CLO XX, Series 2015-20A, Class B, 3.52%, 1/16/27 (a)(b)		1,250	1,250,000
Apidos CLO XXI, Series 2015-21A, Class C, 3.83%, 7/18/27 (a)(b)		1,000	916,900
ARES CLO Ltd.:
Series 2012-2A, Class CR, 3.02%, 10/12/23 (a)(b)		1,750	1,719,375
Series 2012-2A, Class DR, 4.02%, 10/12/23 (a)(b)		1,500	1,432,500
ARES XXIII CLO Ltd., Series 2012-1A, Class E, 5.92%, 4/19/23 (a)(b)		1,200	1,150,846
ARES XXV CLO Ltd., Series 2012-3A, Class D, 4.97%, 1/17/24 (a)(b)		1,938	1,884,251
ARES XXXII CLO Ltd., Series 2014-32A, Class B, 3.61%, 11/15/25 (a)(b)		2,000	1,964,584
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class C, 4.75%, 12/05/26 (a)(b)		1,750	1,674,298
Series 2015-1A, Class D, 6.68%, 12/05/26 (a)(b)		1,000	887,012
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 3.06%, 2/17/26 (a)(b)		1,900	1,828,531
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B2L, 6.61%, 8/15/24 (a)(b)		3,250	3,144,375
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.32%, 7/16/26 (a)(b)		750	731,464
Series 2014-1A, Class D, 3.77%, 7/16/26 (a)(b)		1,250	1,085,626
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.02%, 10/15/26 (a)(b)		1,000	879,113
Atrium CDO Corp., Series 8A, Class D, 4.82%, 10/23/22 (a)(b)		1,450	1,442,536
Atrium X, Series 10A, Class D, 3.82%, 7/16/25 (a)(b)		2,000	1,853,927
Atrium XII, Series -12A, Class D, 3.90%, 10/22/26 (a)(b)		4,500	4,313,250
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23 (a)(b)		3,650	3,655,718
Babson CLO Ltd., Series 2015-2A, Class E, 5.84%, 7/20/27 (a)(b)		1,250	1,087,375
Battalion CLO IX Ltd., Series 2015-9A, Class D, 4.22%, 7/15/28 (a)(b)		3,250	2,960,750
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.22%, 10/17/26 (a)(b)		1,500	1,392,572
Battalion CLO VIII Ltd.:
Series 2015-8A, Class C, 4.22%, 4/18/27 (a)(b)		1,250	1,167,750
Series 2015-8A, Class D, 5.77%, 4/18/27 (a)(b)		3,650	3,070,928
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.82%, 7/15/24 (a)(b)		2,000	1,831,638
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.57%, 1/20/26 (a)(b)		2,700	2,424,749

34	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities	Par (000)		Value
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 3.82%, 7/20/26 (a)(b)	USD	2,750	$2,516,535
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.44%, 10/20/26 (a)(b)		2,500	2,029,257
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class B, 3.37%, 4/18/27 (a)(b)		5,250	5,158,125
Series 2015-VIA, Class C, 4.02%, 4/18/27 (a)(b)		3,250	2,990,000
Series 2015-VIA, Class D, 5.87%, 4/18/27 (a)(b)		2,500	2,137,500
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, 4.22%, 1/20/28 (a)(b)		3,500	3,245,515
Betony CLO Ltd., Series 2015-1A, Class D, 3.92%, 3/06/27 (a)(b)		3,000	2,743,503
BlueMountain CLO Ltd.:
Series 2012-1A, Class D, 4.67%, 7/20/23 (a)(b)		3,850	3,846,719
Series 2013-1A, Class B, 3.01%, 5/15/25 (a)(b)		1,500	1,443,305
Series 2014-1A, Class C, 3.07%, 4/30/26 (a)(b)		1,000	967,051
Series 2014-4A, Class E, 5.71%, 11/30/26 (a)(b)		3,125	2,635,432
Series 2015-1A, Class B, 3.47%, 4/13/27 (a)(b)		1,500	1,481,661
Series 2015-1A, Class C, 4.07%, 4/13/27 (a)(b)		1,250	1,162,363
Series 2015-1A, Class D, 5.77%, 4/13/27 (a)(b)		1,500	1,274,392
Series 2015-2A, Class E, 5.63%, 7/18/27 (a)(b)		1,500	1,241,761
Series 2015-4A, Class D2, 4.51%, 1/20/27 (a)(b)		1,500	1,444,950
Series 2015-4A, Class E, 6.96%, 1/20/27 (a)(b)		1,250	1,172,500
Canyon Capital CLO Ltd., Series 2015-1A, Class C, 3.47%, 4/15/27 (a)(b)		1,750	1,696,985
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2AR, Class ER, 6.42%, 7/20/23 (a)(b)		260	249,066
Series 2013-1A, Class C, 4.36%, 2/14/25 (a)(b)		2,000	1,911,030
Series 2013-2A, Class D, 4.07%, 4/18/25 (a)(b)		2,250	2,117,583
Series 2014-4A, Class C, 3.47%, 10/15/26 (a)(b)		1,245	1,227,086
Series 2014-5A, Class C, 4.47%, 10/16/25 (a)(b)		2,750	2,733,803
Series 2015-1A, Class C, 3.44%, 4/20/27 (a)(b)		2,750	2,716,450
Series 2015-1A, Class D, 4.04%, 4/20/27 (a)(b)		3,500	3,255,986
Series 2015-1A, Class E1, 5.59%, 4/20/27 (a)(b)		2,750	2,282,500
Series 2015-2A, Class C, 4.07%, 4/27/27 (a)(b)		1,250	1,177,025
Series 2015-2A, Class D, 5.62%, 4/27/27 (a)(b)		1,500	1,277,580
Series 2015-4A, Class SBB1, 0.00%, 10/20/27 (a)		5,175	4,657,500
Cedar Funding III CLO Ltd., Series 2014-3A, Class D, 3.92%, 5/20/26 (a)(b)		3,695	3,318,183
CFIP CLO Ltd., Series 2013-1A, Class D, 4.07%, 4/20/24 (a)(b)		2,000	1,811,486
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.46%, 8/14/24 (a)(b)		2,250	2,188,807

Asset-Backed Securities	Par (000)		Value
Series 2014-2A, Class A3L, 3.23%, 5/24/26 (a)(b)	USD	2,545	$2,446,025
Series 2014-3A, Class C1, 3.12%, 7/22/26 (a)(b)		1,500	1,447,958
Series 2014-3A, Class D, 3.72%, 7/22/26 (a)(b)		4,100	3,728,141
Series 2014-5A, Class C, 3.67%, 1/17/27 (a)(b)		2,000	1,953,523
Series 2015-1A, Class C, 3.32%, 1/22/27 (a)(b)		3,500	3,414,538
Series 2015-1A, Class D, 4.32%, 1/22/27 (a)(b)		2,300	2,159,849
Series 2015-2A, Class D, 3.97%, 4/15/27 (a)(b)		2,750	2,532,510
Series 2015-4A, Class C1, 4.11%, 10/20/27 (a)(b)		1,750	1,614,182
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.12%, 10/15/26 (a)(b)		2,800	2,710,448
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class D, 4.09%, 11/09/25 (a)(b)		1,000	931,347
Series 2014-36A, Class E, 5.54%, 11/09/25 (a)(b)		1,000	826,121
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.98%, 3/21/24 (a)(b)		3,600	3,450,600
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.82%, 10/25/24 (a)(b)		1,650	1,629,653
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class CR, 3.74%, 4/20/23 (a)(b)		3,800	3,687,911
Series 2012-7A, Class DR, 5.54%, 4/20/23 (a)(b)		1,000	975,661
Series 2012-7A, Class ER, 8.54%, 4/20/23 (a)(b)		2,570	2,425,552
Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)(c)		3,580	1,173,565
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.76%, 11/15/24 (a)(b)		2,150	2,112,405
GoldenTree Loan Opportunities VI Ltd., Series 2012-6A, Class E, 5.82%, 4/17/22 (a)(b)		600	574,762
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.62%, 4/25/25 (a)(b)		1,500	1,385,341
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class D, 4.02%, 4/18/27 (a)(b)		3,750	3,536,250
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 7/17/23 (a)(b)		2,080	2,021,711
Highbridge Loan Management Ltd.:
Series 2014-4A, Class B, 3.32%, 7/28/25 (a)(b)		5,130	4,942,082
Series 2015-6A, Class D, 3.98%, 3/17/27 (a)(b)		2,250	2,030,625
Series 2015-6A, Class E, 5.78%, 3/17/27 (a)(b)		2,000	1,662,500
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.33%, 11/05/24 (a)(b)		4,000	3,801,605
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 7/15/26 (a)(c)		2,000	680,841
LCM X LP, Series 10AR, Class ER, 5.82%, 4/15/22 (a)(b)		1,550	1,504,306
LCM XV LP, Series 15A, Class D, 3.68%, 8/25/24 (a)(b)		5,000	4,570,567
LCM XVIII LP:
Series 18A, Class D, 4.12%, 4/20/27 (a)(b)		3,250	3,017,754
Series 18A, Class E, 5.67%, 4/20/27 (a)(b)		3,500	2,957,500
Series 18A, Class INC, 1.72%, 4/20/27 (a)(b)		5,315	3,802,582

BLACKROCK FUNDS II	DECEMBER 31, 2015	35

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities	Par (000)		Value
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.17%, 8/15/22 (a)(b)	USD	6,000	$5,793,099
Madison Park Funding VIII Ltd., Series 2012-8AR, Class DR, 4.15%, 4/22/22 (a)(b)		2,750	2,680,927
Madison Park Funding XIII Ltd.:
Series 2014-13A, Class C, 3.07%, 1/19/25 (a)(b)		3,750	3,648,581
Series 2014-13A, Class D, 3.67%, 1/19/25 (a)(b)		1,500	1,374,828
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3.92%, 7/25/26 (a)(b)		4,221	3,914,268
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 6.86%, 1/22/28 (a)(b)		1,000	900,200
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.57%, 1/27/26 (a)(b)		1,000	997,728
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class B, 3.27%, 4/20/26 (a)(b)		1,500	1,477,500
Series 2015-16A, Class C, 3.97%, 4/20/26 (a)(b)		1,500	1,416,600
Marine Park CLO Ltd., Series 2015-1A, Class DR, 5.81%, 10/12/23 (a)(b)		2,500	2,275,000
Mill Creek CLO Ltd., Series 2011-1A, Class E, 7.07%, 1/20/22 (a)(b)		5,500	5,507,037
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.57%, 10/15/25 (a)(b)		2,500	2,251,681
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, 3.67%, 4/15/26 (a)(b)		1,000	915,439
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 3.88%, 8/04/25 (a)(b)		1,500	1,335,937
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.51%, 11/14/25 (a)(b)		2,250	2,230,126
Series 2014-18A, Class C, 4.11%, 11/14/25 (a)(b)		3,250	2,831,715
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class D, 4.46%, 1/15/28 (a)(b)		1,000	924,596
Series 2015-20A, Class E, 6.96%, 1/15/28 (a)(b)		2,375	2,185,475
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 4.64%, 1/23/27 (a)(b)		1,950	1,872,000
Oaktree EIF II Ltd.:
Series 2014-A2, Class C, 3.56%, 11/15/25 (a)(b)		4,625	4,434,821
Series 2015-B1A, Class C, 3.46%, 2/15/26 (a)(b)		3,500	3,388,043
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.78%, 5/05/23 (a)(b)		1,150	1,104,762
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class F, 5.82%, 4/15/26 (a)(b)		1,950	1,432,266
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)(c)		2,600	1,250,043
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.64%, 7/17/25 (a)(b)		1,250	1,131,103
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.52%, 10/25/25 (a)(b)		1,000	894,720

Asset-Backed Securities	Par (000)		Value
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 4.01%, 8/12/26 (a)(b)	USD	1,500	$1,385,127
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.01%, 11/14/26 (a)(b)		2,250	2,073,678
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class C1, 3.57%, 1/15/27 (a)(b)		1,750	1,718,749
Series 2014-1A, Class D1, 4.22%, 1/15/27 (a)(b)		1,750	1,634,793
Series 2014-1A, Class E1, 5.57%, 1/15/27 (a)(b)		1,500	1,218,570
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, 7.02%, 10/20/28 (a)(b)		2,250	2,079,720
OneMain Financial Issuance Trust:
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		1,500	1,489,185
Series 2015-2A, Class D, 5.64%, 7/18/25 (a)		1,500	1,479,675
OZLM Funding III Ltd.:
Series 2013-3A, Class B, 3.42%, 1/22/25 (a)(b)		4,500	4,401,644
Series 2013-3A, Class C, 4.22%, 1/22/25 (a)(b)		2,250	2,126,275
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.52%, 7/22/25 (a)(b)		2,000	1,821,385
OZLM Funding Ltd.:
Series 2012-1A, Class DR, 7.02%, 7/22/27 (a)(b)		3,500	3,382,198
Series 2012-2A, Class C, 4.67%, 10/30/23 (a)(b)		1,000	980,815
OZLM IX Ltd.:
Series 2014-9A, Class B, 3.59%, 1/20/27 (a)(b)		1,250	1,220,591
Series 2014-9A, Class C, 3.89%, 1/20/27 (a)(b)		2,000	1,837,613
OZLM VII Ltd.:
Series 2014-7A, Class C, 3.92%, 7/17/26 (a)(b)		5,600	5,073,683
Series 2014-7A, Class D, 5.32%, 7/17/26 (a)(b)		5,000	3,977,333
OZLM VIII Ltd., Series 2014-8A, Class C, 3.82%, 10/17/26 (a)(b)		2,550	2,328,681
OZLM XI Ltd.:
Series 2015-11A, Class B, 3.32%, 1/30/27 (a)(b)		3,000	2,922,897
Series 2015-11A, Class C1, 4.37%, 1/30/27 (a)(b)		5,750	5,420,525
Series 2015-11A, Class D, 5.72%, 1/30/27 (a)(b)		2,500	2,098,000
OZLM XII Ltd.:
Series 2015-12A, Class B, 3.22%, 4/30/27 (a)(b)		1,500	1,448,631
Series 2015-12A, Class C, 4.02%, 4/30/27 (a)(b)		4,750	4,334,929
Series 2015-12A, Class D, 5.72%, 4/30/27 (a)(b)		1,000	822,183
OZLM XIII Ltd.:
Series 2015-13A, Class C, 4.78%, 7/30/27 (a)(b)		1,500	1,437,600
Series 2015-13A, Class D, 5.73%, 7/30/27 (a)(b)		3,250	2,691,975
OZLM XIV Ltd.:
Series 2015-14A, Class C, 4.73%, 1/15/29 (a)(b)		3,250	3,095,636
Series 2015-14A, Class D, 6.73%, 1/15/29 (a)(b)		1,500	1,293,239

36	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.17%, 10/17/22 (a)(b)	USD	3,980	$3,836,020
Regatta Funding LP:
Series 2013-2A, Class C, 4.32%, 1/15/25 (a)(b)		2,750	2,692,792
Series 2013-2A, Class D, 5.82%, 1/15/25 (a)(b)		4,000	3,615,127
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.27%, 7/25/26 (a)(b)		2,000	1,915,057
Series 2014-1A, Class D, 3.82%, 7/25/26 (a)(b)		1,000	895,779
Seneca Park CLO Ltd.:
Series 2014-1A, Class D, 3.82%, 7/17/26 (a)(b)		2,000	1,846,720
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)(c)		2,500	1,619,557
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.22%, 7/15/25 (a)(b)		3,250	3,048,206
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 3.82%, 1/21/26 (a)(b)		2,750	2,526,186
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.02%, 7/20/27 (a)(b)		2,000	1,796,000
Series 2015-2A, Class E, 5.97%, 7/20/27 (a)(b)		2,000	1,710,200
Sound Point CLO V Ltd., Series 2014-1A, Class C, 3.07%, 4/18/26 (a)(b)		1,750	1,681,732
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 3.92%, 1/23/27 (a)(b)		2,150	1,958,134
Sound Point CLO VIII Ltd.:
Series 2015-1A, Class C, 3.32%, 4/15/27 (a)(b)		2,250	2,187,952
Series 2015-1A, Class D, 3.97%, 4/15/27 (a)(b)		2,750	2,506,578
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.58%, 8/21/26 (a)(b)		3,000	2,957,100
Stewart Park CLO Ltd., Series 2015-1A, Class E, 5.77%, 4/15/26 (a)(b)		5,000	3,956,000
Symphony CLO Ltd.:
Series 2012-10AR, Class DR, 4.17%, 7/23/23 (a)(b)		3,625	3,493,002
Series 2012-10AR, Class ER, 6.17%, 7/23/23 (a)(b)		6,520	6,266,405
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.92%, 7/28/21 (a)(b)		1,250	1,241,533
TICP CLO I Ltd.:
Series 2015-1A, Class C, 3.28%, 7/20/27 (a)(b)		1,500	1,448,924
Series 2015-1A, Class D, 3.83%, 7/20/27 (a)(b)		1,500	1,356,175
TICP CLO III Ltd.:
Series 2014-3A, Class C, 3.57%, 1/20/27 (a)(b)		1,250	1,220,603
Series 2014-3A, Class D1, 4.07%, 1/20/27 (a)(b)		1,000	917,745
Series 2014-3A, Class D2, 4.50%, 1/20/27 (a)(b)		1,000	942,966
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.13%, 4/20/27 (a)(b)		1,800	1,683,000
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.82%, 7/15/25 (a)(b)		2,250	2,084,433
Venture XI CLO Ltd.:
Series 2012-11AR, Class CR, 3.26%, 11/14/22 (a)(b)		3,000	2,899,388
Series 2012-11AR, Class DR, 4.26%, 11/14/22 (a)(b)		2,150	2,042,361
Series 2012-11AR, Class ER, 6.46%, 11/14/22 (a)(b)		1,250	1,170,870

Asset-Backed Securities		Par (000)	Value
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.06%, 2/28/24 (a)(b)	USD	750	$687,249
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.88%, 6/10/25 (a)(b)		2,000	1,813,073
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.62%, 1/15/26 (a)(b)		2,000	1,982,600
Venture XX CLO Ltd.:
Series 2015-20A, Class C, 3.47%, 4/15/27 (a)(b)		4,000	3,912,800
Series 2015-20A, Class D, 4.17%, 4/15/27 (a)(b)		1,670	1,553,935
Venture XXI CLO Ltd., Series 2015-21A, Class D, 3.88%, 7/15/27 (a)(b)		2,780	2,524,240
Voya CLO Ltd.:
Series 2012-2RA, Class DR, 4.27%, 10/15/22 (a)(b)		2,250	2,184,898
Series 2012-2RA, Class ER, 6.32%, 10/15/22 (a)(b)		3,125	2,957,875
Series 2012-4A, Class C, 4.82%, 10/15/23 (a)(b)		2,250	2,216,520
Series 2014-3A, Class C, 3.92%, 7/25/26 (a)(b)		1,500	1,345,122
Series 2014-4A, Class C, 4.32%, 10/14/26 (a)(b)		3,000	2,827,921
Series 2015-1A, Class D, 5.92%, 4/18/27 (a)(b)		2,500	2,117,750
WhiteHorse IX Ltd., Series 2014-9A, Class C, 3.02%, 7/17/26 (a)(b)		3,250	2,912,258
Ziggurat CLO I Ltd., Series 2014-1A, Class C, 3.42%, 10/17/26 (a)(b)		3,000	2,934,600
Total Asset-Backed Securities — 3.2%			512,451,098

Common Stocks		Shares	Value
Auto Components — 0.0%
Lear Corp.		1,538	188,913
Capital Markets — 0.9%
American Capital Ltd. (d)		9,132,000	125,930,280
E*TRADE Financial Corp. (d)		414,700	12,291,708
Freedom Pay, Inc. (d)		314,534	3

			138,221,991
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (d)		310,220	2,214,971
Communications Equipment — 0.3%
Nokia OYJ		2,803,347	19,832,444
Nokia OYJ — ADR		3,298,906	23,158,320

			42,990,764
Consumer Finance — 1.2%
Ally Financial, Inc. (d)		4,600,276	85,749,137
Ally Financial, Inc. (d)		4,053,560	75,558,358
Ally Financial, Inc. (d)		1,720,096	32,062,589

			193,370,084
Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT (d)		1,108,793	11
Adelphia Recovery Trust, Series Arahova INT (d)		242,876	486
Adelphia Recovery Trust, Series Frontiervision INT (d)		131,748	1,225
Concrete Investment II SCA — Stapled (d)(e)		40,971	—

			1,722
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (d)		401,700	582,465

BLACKROCK FUNDS II	DECEMBER 31, 2015	37

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Common Stocks		Shares	Value
Hotels, Restaurants & Leisure — 0.2%
Amaya, Inc. (d)		2,258,029	$28,443,626
Amaya, Inc. (d)		781,880	9,849,077

			38,292,703
Insurance — 0.3%
American International Group, Inc.		675,474	41,859,124
Metals & Mining — 0.0%
African Minerals Ltd. (d)		736,359	11
Oil, Gas & Consumable Fuels — 0.1%
Laricina Energy Ltd. (d)(f)		376,471	32,649
Osum Oil Sands Corp. (d)(f)		1,600,000	4,070,246
Peninsula Energy Ltd. (d)(g)		13,944,024	11,122,008

			15,224,903
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $98,247) (d)(h)		98,247	98,247
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (d)		1,381	41,444
Software — 0.0%
kCAD Holdings I Ltd. (d)		4,067,849,248	325,428
Transportation Infrastructure — 0.2%
Gener8 Maritime, Inc. (d)		4,104,897	38,791,277
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (d)		520,200	20,350,224
Total Common Stocks — 3.3%			532,554,271

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.2%
Bombardier, Inc., 7.50%, 3/15/25 (a)	USD	12,118	8,482,600
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)		6,092	6,564,130
TransDigm, Inc.:
5.50%, 10/15/20		12,165	11,769,637
6.00%, 7/15/22		73,197	71,550,067
6.50%, 7/15/24		91,367	90,864,481

			189,230,915
Air Freight & Logistics — 0.5%
CEVA Group PLC, 7.00%, 3/01/21 (a)		6,575	5,457,250
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	5,241	5,964,181
XPO Logistics, Inc.:
7.88%, 9/01/19 (a)	USD	36,023	36,627,106
5.75%, 6/15/21	EUR	1,852	1,870,979
6.50%, 6/15/22 (a)	USD	35,327	32,677,475

			82,596,991
Airlines — 0.6%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (a)		11,775	10,479,750
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		50,169	51,166,592
National Air Cargo Group, Inc.:
11.88%, 5/02/18		2,617	2,617,392
11.88%, 5/08/18		2,682	2,682,383
Virgin Australia Trust:
Series 2013-1C, 7.13%, 10/23/18 (a)		23,401	23,576,984
Series 2013-1D, 8.50%, 10/23/16 (a)		9,534	9,677,500

			100,200,601
Auto Components — 1.1%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	7,100	9,930,456
Affinia Group, Inc., 7.75%, 5/01/21	USD	5,710	5,811,638

Corporate Bonds		Par (000)	Value
Auto Components (continued)
Dakar Finance SA, 9.00% (9.00% Cash or 9.25% PIK), 11/15/20 (i)	EUR	3,500	$3,689,536
Dana Holding Corp., 5.38%, 9/15/21	USD	5,000	4,962,500
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		35,034	36,829,493
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		28,391	28,135,481
6.00%, 8/01/20		1,532	1,544,869
5.88%, 2/01/22		49,679	48,561,223
Schaeffler Finance BV, 4.75%, 5/15/23 (a)		9,593	9,401,140
UCI International, Inc., 8.63%, 2/15/19		54,182	18,692,790
ZF North America Capital, Inc.:
4.50%, 4/29/22 (a)		8,424	8,234,460
2.75%, 4/27/23	EUR	7,900	8,195,594

			183,989,180
Automobiles — 0.1%
Fiat Chrysler Finance Europe, 4.75%, 7/15/22		3,000	3,486,041
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22	GBP	8,919	13,542,924

			17,028,965
Banks — 0.8%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	3,050	3,344,105
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19		1,036	1,126,735
Banco Espirito Santo SA:
2.63%, 5/08/17 (j)		10,400	1,333,667
4.75%, 1/15/18 (d)(j)		12,300	1,523,849
4.00%, 1/21/19 (j)		12,000	1,434,518
Banco Popolare SC:
3.50%, 3/14/19		1,000	1,114,007
2.75%, 7/27/20		2,375	2,584,013
Bank of Ireland, 4.25%, 6/11/24 (b)		1,574	1,770,425
Bankia SA, 4.00%, 5/22/24 (b)		10,600	11,418,814
CIT Group, Inc.:
5.25%, 3/15/18	USD	20,240	20,897,800
5.50%, 2/15/19 (a)		19,829	20,721,305
5.00%, 8/01/23		32,467	32,954,005
6.00%, 4/01/36		21,122	20,382,730
Ibercaja Banco SA, 5.00%, 7/28/25 (b)	EUR	4,900	5,114,495
UniCredit SpA:
6.95%, 10/31/22		2,850	3,619,308
5.75%, 10/28/25 (b)		3,000	3,517,796

			132,857,572
Beverages — 0.1%
Constellation Brands, Inc.:
3.88%, 11/15/19	USD	7,672	7,882,980
4.25%, 5/01/23		3,275	3,275,000
Hydra Dutch Holdings 2 BV, 5.45%, 4/15/19 (b)	EUR	2,749	2,870,931

			14,028,911
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	11,695	11,753,475
Building Products — 1.3%
Builders FirstSource, Inc., 10.75%, 8/15/23 (a)		8,917	8,850,123
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		48,674	49,647,480
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		40,619	39,806,620
Hillman Group, Inc., 6.38%, 7/15/22 (a)		9,054	7,514,820
Masonite International Corp., 5.63%, 3/15/23 (a)		11,631	12,009,007
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	2,220	2,504,276
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	37,715	34,509,225

38	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Building Products (continued)
USG Corp.:
9.75%, 1/15/18	USD	34,949	$38,880,763
5.88%, 11/01/21 (a)		9,126	9,491,040
5.50%, 3/01/25 (a)		4,312	4,376,680

			207,590,034
Capital Markets — 0.3%
American Capital, Ltd., 6.50%, 9/15/18 (a)		5,056	5,207,680
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	3,075	4,635,190
E*TRADE Financial Corp.:
0.00%, 8/31/19 (a)(c)(k)	USD	1,420	4,124,049
5.38%, 11/15/22		12,551	13,147,173
4.63%, 9/15/23		22,726	23,095,297
Series A, 0.00%, 8/31/19 (c)(k)		328	952,597
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (b)(d)(j)	EUR	4,550	482,112
4.75%, 1/16/14 (b)(d)(j)		14,545	1,541,169
0.00%, 2/05/14 (b)(d)(j)		22,800	2,353,913

			55,539,180
Chemicals — 1.1%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (a)	USD	8,810	9,289,044
Chemours Co., 7.00%, 5/15/25 (a)		8,654	5,906,355
Huntsman International LLC:
4.88%, 11/15/20		20,083	18,325,737
5.13%, 11/15/22 (a)(l)		30,015	27,013,500
5.13%, 4/15/21	EUR	11,190	11,309,541
INEOS Finance PLC, 4.00%, 5/01/23		3,546	3,680,222
Momentive Performance Materials, Inc.:
3.88%, 10/24/21	USD	22,959	15,841,710
Escrow, 8.88%, 10/15/20 (d)(j)		22,959	2
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	2,038	2,198,374
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)	USD	3,878	3,868,305
6.50%, 2/01/22 (a)		60,811	52,601,515
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	3,490	3,242,825
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		6,850	7,388,444
WR Grace & Co-Conn, 5.13%, 10/01/21 (a)	USD	9,937	10,036,370

			170,701,944
Commercial Services & Supplies — 0.7%
Acosta, Inc., 7.75%, 10/01/22 (a)		17,750	15,664,375
ADS Waste Holdings, Inc., 8.25%, 10/01/20		9,095	9,163,213
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (i)	EUR	3,582	3,660,637
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)	USD	18,567	14,575,095
Covanta Holding Corp., 5.88%, 3/01/24		8,540	7,728,700
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (a)(i)		5,522	5,522,000
Laureate Education, Inc., 9.25%, 9/01/19 (a)		13,645	8,459,900
Mobile Mini, Inc., 7.88%, 12/01/20		11,997	12,416,895
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		7,328	7,309,680
Verisure Holding AB, 6.00%, 11/01/22	EUR	6,650	7,516,002
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	17,127	16,377,694

			108,394,191
Communications Equipment — 1.6%
Alcatel-Lucent USA, Inc.:
8.88%, 1/01/20 (a)		41,460	43,947,600
6.75%, 11/15/20 (a)		30,240	31,865,400
6.45%, 3/15/29		50,976	51,613,200
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (a)		25,513	25,640,565

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)	USD	22,773	$21,919,013
CommScope, Inc.:
4.38%, 6/15/20 (a)		10,433	10,511,247
5.50%, 6/15/24 (a)		22,090	20,985,500
Nokia OYJ:
5.38%, 5/15/19		2,500	2,650,375
6.63%, 5/15/39		34,790	35,594,693
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		23,378	21,624,650

			266,352,243
Construction & Engineering — 0.2%
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	214	26,745
AECOM, 5.88%, 10/15/24	USD	13,853	14,130,060
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	5,996	5,066,336
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)	USD	10,725	9,223,500
Modular Space Corp., 10.25%, 1/31/19 (a)		8,130	3,252,000
Novafives SAS, 4.50%, 6/30/21	EUR	2,950	2,705,868
Obrascon Huarte Lain SA, 5.50%, 3/30/23		6,048	5,527,639

			39,932,148
Construction Materials — 0.1%
Cemex SAB de CV, 4.38%, 3/05/23		7,456	7,312,823
Kerneos Corp. SAS, 5.75%, 3/01/21		2,153	2,367,862
Vulcan Materials Co., 7.50%, 6/15/21	USD	1,039	1,210,435

			10,891,120
Consumer Finance — 1.3%
Ally Financial, Inc.:
5.13%, 9/30/24		3,455	3,537,056
4.63%, 3/30/25		22,725	22,440,937
8.00%, 11/01/31		144,038	166,363,890
DFC Finance Corp., 10.50%, 6/15/20 (a)		14,480	8,543,200
Navient Corp.:
5.00%, 10/26/20		5,000	4,387,500
5.50%, 1/25/23		1,905	1,524,000
6.13%, 3/25/24		1,910	1,556,650
5.88%, 10/25/24		2,635	2,108,000

			210,461,233
Containers & Packaging — 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)		12,025	11,544,000
3.51%, 12/15/19 (a)(b)		4,500	4,398,750
6.75%, 1/31/21 (a)		14,559	13,976,640
6.00%, 6/30/21 (a)		33,472	31,212,640
4.25%, 1/15/22	EUR	12,590	13,784,871
Ball Corp., 4.38%, 12/15/20	USD	7,833	7,955,391
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (a)		7,307	7,224,796
6.00%, 6/15/17 (a)		15,804	15,290,370
Crown European Holdings SA:
4.00%, 7/15/22	EUR	8,425	9,476,374
3.38%, 5/15/25		4,200	4,261,984
Greif Nevada Holdings, Inc., 7.38%, 7/15/21 (a)		2,085	2,627,068
Horizon Holdings I SASU, 7.25%, 8/01/23		3,512	3,949,354
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (i)		2,200	2,496,204
ProGroup AG, 5.13%, 5/01/22		2,838	3,227,012
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19	USD	9,200	9,062,000
9.88%, 8/15/19		6,982	7,034,365
8.25%, 2/15/21		28,634	27,560,225
5.75%, 10/15/20		34,096	34,682,110

BLACKROCK FUNDS II	DECEMBER 31, 2015	39

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp.:
6.50%, 12/01/20 (a)	USD	3,261	$3,595,253
4.88%, 12/01/22 (a)		9,940	9,964,850
5.25%, 4/01/23 (a)		5,512	5,622,240
5.13%, 12/01/24 (a)		19,497	19,497,000
6.88%, 7/15/33 (a)		10,197	10,426,433
SGD Group SAS, 5.63%, 5/15/19	EUR	2,703	2,998,307

			261,868,237
Distributors — 0.2%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)	USD	37,775	34,564,125
Diversified Consumer Services — 0.2%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	2,150	3,271,229
Service Corp. International:
4.50%, 11/15/20	USD	6,000	6,060,000
5.38%, 5/15/24		18,981	19,550,430

			28,881,659
Diversified Financial Services — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		43,378	44,408,227
4.50%, 5/15/21		10,734	10,908,427
5.00%, 10/01/21		44,420	45,752,600
Altice Financing SA:
6.50%, 1/15/22 (a)		5,380	5,326,200
5.25%, 2/15/23	EUR	4,282	4,631,617
6.63%, 2/15/23 (a)	USD	29,487	29,118,413
Altice U.S. Finance SA, 7.75%, 7/15/25 (a)		30,485	27,893,775
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	2,550	3,778,029
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (i)	EUR	15,796	17,165,165
MSCI, Inc., 5.75%, 8/15/25 (a)	USD	15,118	15,495,950

			204,478,403
Diversified Telecommunication Services — 4.8%
Altice Finco SA, 9.00%, 6/15/23	EUR	2,100	2,537,792
Avaya, Inc.:
7.00%, 4/01/19 (a)	USD	15,910	11,773,400
10.50%, 3/01/21 (a)		10,197	3,466,980
CenturyLink, Inc.:
5.63%, 4/01/20		13,025	12,878,469
6.75%, 12/01/23		8,115	7,607,813
Series S, 6.45%, 6/15/21		9,241	9,009,975
Columbus International, Inc., 7.38%, 3/30/21 (a)		21,244	21,031,560
Consolidated Communications, Inc., 6.50%, 10/01/22		5,565	4,674,600
Frontier Communications Corp.:
6.25%, 9/15/21		17,325	14,682,937
7.13%, 1/15/23		14,480	12,489,000
7.63%, 4/15/24		19,800	16,632,000
6.88%, 1/15/25		31,835	26,224,081
11.00%, 9/15/25 (a)		18,308	18,124,920
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		11,235	7,162,313
5.50%, 8/01/23		53,618	42,090,130
Level 3 Financing, Inc.:
6.13%, 1/15/21		9,025	9,340,875
5.38%, 8/15/22		6,505	6,602,575
5.63%, 2/01/23		32,979	33,638,580
5.13%, 5/01/23 (a)		26,828	26,626,790
5.38%, 1/15/24 (a)		24,778	24,901,890
5.38%, 5/01/25 (a)		70,362	70,010,190
Sable International Finance Ltd., 6.88%, 8/01/22 (a)		8,276	7,986,340

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	6,780	$6,474,900
6.00%, 9/30/34		27,565	25,428,713
7.20%, 7/18/36		10,900	11,009,000
Telecom Italia SpA:
3.25%, 1/16/23	EUR	5,000	5,504,439
5.88%, 5/19/23	GBP	15,250	24,172,625
5.30%, 5/30/24 (a)	USD	5,375	5,307,813
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	8,444	9,876,278
6.75%, 8/15/24		12,349	14,661,728
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		4,413	4,627,998
Virgin Media Secured Finance PLC:
6.00%, 4/15/21	GBP	15,565	23,695,790
4.88%, 1/15/27		6,656	8,978,287
6.25%, 3/28/29		5,066	7,500,457
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)	USD	19,725	20,637,281
4.00%, 7/15/20	EUR	20,838	22,532,586
7.00%, 4/23/21		2,260	2,425,367
4.75%, 7/15/20 (a)	USD	6,585	6,519,150
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		51,260	55,232,650
6.00%, 4/01/23		73,030	69,013,350
6.38%, 5/15/25		20,345	18,920,850
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	11,617	11,709,540
5.88%, 1/15/25 (a)	USD	27,866	25,845,715

			769,567,727
Electric Utilities — 0.2%
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)		22	22,246
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.25%, 11/01/15 (d)(j)		4,589	298,285
10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (d)(i)(j)		434,927	28,270,255
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	5,166	5,768,570

			34,359,356
Electrical Equipment — 0.3%
GrafTech International Ltd., 6.38%, 11/15/20	USD	5,000	2,900,000
Rapid Holding GmbH, 6.63%, 11/15/20	EUR	6,224	6,950,653
Sensata Technologies BV:
5.63%, 11/01/24 (a)	USD	5,526	5,650,335
5.00%, 10/01/25 (a)		21,622	21,135,505
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	9,731	10,879,786

			47,516,279
Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc., 5.50%, 4/15/23		16,200	17,772,694
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	24,650	26,005,750
5.00%, 9/01/23		21,731	22,056,965
5.50%, 12/01/24		54,946	57,555,935

			123,391,344
Energy Equipment & Services — 0.3%
Transocean, Inc.:
3.00%, 10/15/17		19,239	17,062,588
6.00%, 3/15/18 (l)		21,853	19,449,170
6.50%, 11/15/20 (l)		7,567	5,221,230
4.30%, 10/15/22		2,568	1,361,040

			43,094,028

40	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 0.9%
Brakes Capital, 7.13%, 12/15/18	GBP	6,440	$9,731,254
Rite Aid Corp.:
9.25%, 3/15/20	USD	15,515	16,407,113
6.75%, 6/15/21		25,395	26,601,263
6.13%, 4/01/23 (a)		78,589	81,339,615
7.70%, 2/15/27		6,055	7,054,075

			141,133,320
Food Products — 0.8%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20	GBP	4,261	6,796,696
Boparan Finance PLC:
4.38%, 7/15/21	EUR	2,449	2,355,396
5.50%, 7/15/21	GBP	4,437	5,788,843
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (a)	USD	21,436	18,649,320
Post Holdings, Inc.:
7.75%, 3/15/24 (a)		38,870	40,716,325
8.00%, 7/15/25 (a)		16,294	17,271,640
R&R Pik PLC, 9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (i)	EUR	4,089	4,509,849
Smithfield Foods, Inc.:
5.88%, 8/01/21 (a)	USD	4,674	4,814,220
6.63%, 8/15/22		8,770	9,098,875
WhiteWave Foods Co., 5.38%, 10/01/22		12,103	12,798,923

			122,800,087
Health Care Equipment & Supplies — 0.7%
Alere, Inc.:
7.25%, 7/01/18		17,638	18,034,855
6.50%, 6/15/20		1,562	1,499,520
6.38%, 7/01/23 (a)		18,860	17,634,100
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		54,626	48,480,575
Hologic, Inc., 5.25%, 7/15/22 (a)		28,371	28,938,420

			114,587,470
Health Care Providers & Services — 5.0%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		8,590	8,031,650
5.63%, 2/15/23		20,170	19,060,650
Amsurg Corp.:
5.63%, 11/30/20		3,530	3,582,950
5.63%, 7/15/22		53,265	52,732,350
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (b)	GBP	4,975	6,655,777
Centene Corp., 4.75%, 5/15/22	USD	19,638	18,999,765
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		8,444	8,486,220
8.00%, 11/15/19		7,850	7,908,875
6.88%, 2/01/22		19,687	18,678,041
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		28,948	28,948,000
5.00%, 5/01/25		39,191	37,819,315
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		20,465	20,055,700
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	11,850	13,358,407
Ephios Holdco II PLC, 8.25%, 7/01/23		3,493	3,848,233
ExamWorks Group, Inc., 5.63%, 4/15/23	USD	15,159	15,083,205
Fresenius Medical Care U.S. Finance II, Inc., 4.75%, 10/15/24 (a)		18,985	18,510,375
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)		180	192,600
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (a)		9,896	9,994,960
HCA Holdings, Inc., 6.25%, 2/15/21		18,820	19,902,150
HCA, Inc.:
6.50%, 2/15/20		39,429	42,957,895

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
7.50%, 2/15/22	USD	41,335	$45,778,513
5.88%, 3/15/22		30,085	31,739,675
4.75%, 5/01/23		1,297	1,284,030
5.00%, 3/15/24		27,225	27,156,937
5.38%, 2/01/25		53,527	52,857,913
5.25%, 4/15/25		17,610	17,742,075
5.88%, 2/15/26		25,430	25,525,363
Series 1, 5.88%, 5/01/23		16,559	16,972,975
HealthSouth Corp.:
5.13%, 3/15/23		10,613	10,161,947
5.75%, 11/01/24 (a)		12,307	11,737,801
5.75%, 11/01/24		9,372	8,938,545
5.75%, 9/15/25 (a)		14,286	13,285,980
IDH Finance PLC, 6.00%, 12/01/18	GBP	4,356	6,399,179
MEDNAX, Inc., 5.25%, 12/01/23 (a)	USD	18,901	18,995,505
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (a)		7,565	7,583,913
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (a)		7,007	6,831,825
Tenet Healthcare Corp.:
6.25%, 11/01/18		7,389	7,776,923
4.75%, 6/01/20		14,290	14,361,450
6.00%, 10/01/20		4,015	4,225,787
4.50%, 4/01/21		2,091	2,038,725
4.38%, 10/01/21		3,208	3,095,720
8.13%, 4/01/22		49,736	49,611,660
6.75%, 6/15/23		39,021	36,191,977
Truven Health Analytics, Inc., 10.63%, 6/01/20		13,510	13,577,550
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	9,791	14,361,810
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	9,230	9,506,900

			812,547,796
Health Care Technology — 0.1%
IMS Health, Inc., 6.00%, 11/01/20 (a)		8,779	9,042,370
Hotels, Restaurants & Leisure — 3.5%
Aramark Services, Inc.:
5.75%, 3/15/20		27,082	28,012,944
5.13%, 1/15/24 (a)		16,010	16,310,187
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		34,124	35,147,720
Boyd Gaming Corp., 6.88%, 5/15/23		60,253	61,909,957
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		65,790	62,500,500
Carlson Travel Holdings, Inc., 7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(i)		4,339	4,273,915
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		2,535	2,598,375
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/01/24		5,970	6,029,700
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	5,606	5,772,504
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	1,481	2,280,692
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	3,611	3,741,899
International Game Technology PLC, 6.25%, 2/15/22 (a)		3,800	3,553,000
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	3,534	3,404,687
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		12,780	14,449,843
MGM Resorts International:
8.63%, 2/01/19	USD	7,871	8,719,572
5.25%, 3/31/20		44,795	44,347,050
6.75%, 10/01/20		25,931	26,644,103

BLACKROCK FUNDS II	DECEMBER 31, 2015	41

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
6.63%, 12/15/21	USD	40,615	$41,579,606
7.75%, 3/15/22		8,356	8,878,250
6.00%, 3/15/23		10,847	10,765,647
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		7,309	7,418,635
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		4,696	4,936,670
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	6,677	7,437,566
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	5,771	8,091,236
Series A7, 5.27%, 3/30/24		7,323	9,620,740
Punch Taverns Finance PLC, Series M3, 6.08%, 10/15/27 (a)(b)		7,544	9,926,324
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)	USD	10,248	10,376,100
Snai SpA, 7.63%, 6/15/18	EUR	6,859	7,124,290
Station Casinos LLC, 7.50%, 3/01/21	USD	55,105	56,207,100
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19 (a)		29,820	29,521,800
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	8,382	12,848,002
Series A4, 5.66%, 6/30/27		6,146	9,052,226
Series N, 6.46%, 3/30/32		4,000	5,046,689
Vougeot Bidco PLC, 7.88%, 7/15/20		242	375,417

			568,902,946
Household Durables — 1.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	USD	3,733	3,779,663
Beazer Homes USA, Inc.:
5.75%, 6/15/19		10,213	9,395,960
7.50%, 9/15/21		7,023	6,443,603
6.63%, 4/15/18		8,097	8,188,091
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		10,392	9,612,600
CalAtlantic Group, Inc.:
6.63%, 5/01/20		2,870	3,128,300
8.38%, 1/15/21		57,573	66,784,680
Jarden Corp.:
6.13%, 11/15/22		3,000	3,097,500
5.00%, 11/15/23 (a)		8,872	9,071,620
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		3,930	3,379,800
Lennar Corp.:
4.50%, 6/15/19		3,598	3,658,716
4.50%, 11/15/19		3,881	3,946,492
4.75%, 11/15/22		15,079	14,950,829
4.88%, 12/15/23		14,677	14,603,615
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	3,775	4,303,115
Magnolia BC SA, 9.00%, 8/01/20		6,378	7,371,467
Pulte Group, Inc., 6.38%, 5/15/33	USD	14,565	14,783,475
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (a)		18,779	19,248,475
6.13%, 4/01/25 (a)		13,897	14,279,167
Standard Pacific Corp., 5.88%, 11/15/24		2,177	2,274,965
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		15,270	14,926,425
5.88%, 6/15/24		8,855	8,611,487
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		5,531	5,199,140
William Lyon Homes, Inc., 8.50%, 11/15/20		8,525	9,015,187
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		15,105	12,990,300

			273,044,672

Corporate Bonds		Par (000)	Value
Household Products — 0.5%
HRG Group, Inc., 7.88%, 7/15/19 (a)	USD	11,930	$12,466,850
Spectrum Brands, Inc.:
6.38%, 11/15/20		14,053	14,931,313
6.63%, 11/15/22		21,524	22,707,820
6.13%, 12/15/24 (a)		5,786	6,017,440
5.75%, 7/15/25 (a)		30,233	30,988,825

			87,112,248
Independent Power and Renewable Electricity Producers — 1.1%
AES Corp.:
4.88%, 5/15/23		19,472	17,038,000
5.50%, 3/15/24		317	282,923
Calpine Corp.:
6.00%, 1/15/22 (a)		22,743	23,475,097
5.38%, 1/15/23		6,367	5,714,383
5.88%, 1/15/24 (a)		20,305	20,812,625
5.50%, 2/01/24		42,588	37,583,910
Dynegy, Inc., 6.75%, 11/01/19		27,430	25,784,200
NRG Energy, Inc.:
7.88%, 5/15/21		4,968	4,657,500
6.25%, 7/15/22		12,861	10,957,572
6.63%, 3/15/23		1,487	1,289,973
6.25%, 5/01/24		20,988	17,634,118
NRG Yield Operating LLC, 5.38%, 8/15/24		12,365	10,247,494
TerraForm Power Operating LLC, 6.13%, 6/15/25 (a)		6,238	5,021,590

			180,499,385
Insurance — 0.3%
CNO Financial Group, Inc., 4.50%, 5/30/20		4,445	4,533,900
Genworth Holdings, Inc., 4.80%, 2/15/24		7,945	5,362,875
HUB International Ltd., 7.88%, 10/01/21 (a)		13,486	12,137,400
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	5,275	7,582,881
Radian Group, Inc.:
3.00%, 11/15/17 (k)	USD	2,216	2,774,155
5.25%, 6/15/20		10,875	10,518,300
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)	EUR	1,600	1,797,842

			44,707,353
Internet & Catalog Retail — 0.1%
Netflix, Inc., 5.50%, 2/15/22 (a)	USD	23,143	23,721,575
Internet Software & Services — 0.1%
United Group BV, 7.88%, 11/15/20	EUR	12,710	14,537,830
IT Services — 0.5%
Alliance Data Systems Corp.:
5.25%, 12/01/17 (a)	USD	15,000	15,150,000
5.38%, 8/01/22 (a)		13,709	13,057,823
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		21,574	21,466,130
5.25%, 11/15/23 (a)		6,775	6,698,781
WEX, Inc., 4.75%, 2/01/23 (a)		19,176	17,450,160

			73,822,894
Life Sciences Tools & Services — 0.7%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (a)		38,837	26,603,345
DPx Holdings BV, 7.50%, 2/01/22 (a)		28,091	27,388,725
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		62,711	61,143,225
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		5,356	5,114,980

			120,250,275

42	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Machinery — 0.6%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (a)	USD	27,853	$20,054,160
Areva SA, 4.88%, 9/23/24	EUR	450	490,996
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		5,000	5,388,363
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		8,300	6,419,946
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (i)		9,900	11,139,746
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(i)	USD	16,430	17,169,350
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (i)	EUR	3,404	3,962,893
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(i)	USD	38,204	41,069,300

			105,694,754
Media — 8.3%
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	17,544	17,826,749
7.75%, 5/15/22 (a)	USD	37,735	34,055,837
6.25%, 2/15/25	EUR	9,464	8,678,016
7.63%, 2/15/25 (a)	USD	19,345	16,685,063
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		64,907	65,069,267
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		24,246	22,185,090
AMC Networks, Inc.:
7.75%, 7/15/21		8,424	8,845,200
4.75%, 12/15/22		18,104	18,104,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		5,450	5,668,000
5.88%, 5/01/27 (a)		52,558	52,295,210
CCOH Safari LLC, 5.75%, 2/15/26 (a)		50,584	50,710,460
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (c)(d)(j)		14,769	1
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)		10,205	9,184,500
Clear Channel International BV, 8.75%, 12/15/20 (a)		28,688	28,544,560
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		18,776	18,118,840
Series A, 7.63%, 3/15/20		15,000	13,650,000
Series B, 7.63%, 3/15/20		33,790	31,213,513
Series B, 6.50%, 11/15/22		57,058	55,631,550
CSC Holdings LLC, 5.25%, 6/01/24		40,558	35,589,645
DISH DBS Corp.:
4.25%, 4/01/18		2,930	2,937,325
5.13%, 5/01/20		6,412	6,347,880
6.75%, 6/01/21		6,910	6,961,825
5.00%, 3/15/23		17,330	15,033,775
5.88%, 11/15/24		58,159	51,761,510
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		3,825	3,767,625
Gannett Co., Inc.:
4.88%, 9/15/21 (a)		11,429	11,457,573
5.50%, 9/15/24 (a)		8,106	8,106,000
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		5,055	5,345,663
iHeartCommunications, Inc.:
9.00%, 12/15/19		21,287	15,539,510
9.00%, 3/01/21		24,749	17,262,427
9.00%, 9/15/22		24,190	16,691,100
10.63%, 3/15/23		13,020	9,133,530
Interactive Data Corp., 5.88%, 4/15/19 (a)		36,524	37,254,480
LIN Television Corp., 6.38%, 1/15/21		13,070	13,690,825
Live Nation Entertainment, Inc.:
7.00%, 9/01/20 (a)		7,741	8,011,935

Corporate Bonds		Par (000)	Value
Media (continued)
5.38%, 6/15/22 (a)	USD	3,850	$3,792,250
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		13,295	13,427,950
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		41,348	43,105,290
6.63%, 10/15/25 (a)		32,659	33,965,360
Nielsen Co. Luxembourg S.à r.l., 5.50%, 10/01/21 (a)		2,000	2,050,000
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		44,371	43,816,363
Numericable-SFR SAS:
6.00%, 5/15/22 (a)		70,118	68,014,460
5.63%, 5/15/24	EUR	10,603	11,652,503
6.25%, 5/15/24 (a)	USD	5,285	5,100,025
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		4,104	4,196,340
5.63%, 2/15/24 (a)		5,315	5,447,875
5.63%, 2/15/24		5,097	5,237,167
Radio One, Inc., 7.38%, 4/15/22 (a)		4,415	3,929,350
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (a)		9,410	9,504,100
Regal Entertainment Group, 5.75%, 2/01/25		3,919	3,781,835
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		9,775	9,872,750
5.75%, 8/01/21 (a)		3,085	3,177,550
4.63%, 5/15/23 (a)		18,081	17,719,380
5.38%, 4/15/25 (a)		50,170	50,483,563
TEGNA, Inc., 5.13%, 10/15/19		6,686	6,920,010
Townsquare Media, Inc., 6.50%, 4/01/23 (a)		4,806	4,397,490
Trader Corp., 9.88%, 8/15/18 (a)		12,076	12,559,040
Tribune Media Co., 5.88%, 7/15/22 (a)		38,881	38,881,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		21,231	21,177,923
5.75%, 1/15/23	EUR	6,546	7,559,007
5.63%, 4/15/23		918	1,053,300
4.00%, 1/15/25		15,041	15,732,922
4.63%, 2/15/26		2,200	2,382,973
5.00%, 1/15/25 (a)	USD	12,127	11,581,285
3.50%, 1/15/27	EUR	1,966	1,965,637
Univision Communications, Inc.:
8.50%, 5/15/21 (a)	USD	7,962	8,141,145
6.75%, 9/15/22 (a)		1,480	1,533,650
5.13%, 5/15/23 (a)		55,214	53,143,475
5.13%, 2/15/25 (a)		54,999	52,249,050
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	9,200	9,398,263
Virgin Media Finance PLC:
7.00%, 4/15/23	GBP	4,500	6,945,736
5.75%, 1/15/25 (a)	USD	33,090	31,849,125

			1,347,103,626
Metals & Mining — 2.0%
Alcoa, Inc.:
6.15%, 8/15/20		11,850	12,235,125
5.13%, 10/01/24		46,549	42,359,590
5.90%, 2/01/27		1,200	1,101,000
6.75%, 1/15/28		2,652	2,519,400
5.95%, 2/01/37		1,480	1,191,400
ArcelorMittal, 6.13%, 6/01/18		1,548	1,416,420
Constellium NV:
8.00%, 1/15/23 (a)		42,096	32,940,120
5.75%, 5/15/24 (a)		41,569	28,266,920
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	5,047	5,347,735
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (a)	USD	5,694	3,572,985

BLACKROCK FUNDS II	DECEMBER 31, 2015	43

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
7.25%, 5/15/22 (a)	USD	14,506	$9,066,250
Glencore Finance Europe SA, 4.63%, 4/03/18	EUR	2,832	2,879,833
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17	USD	10,410	8,015,700
Novelis, Inc., 8.75%, 12/15/20		77,638	71,232,865
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	6,744	6,669,463
Ovako AB, 6.50%, 6/01/19		3,286	2,543,680
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	19,490	18,028,250
6.38%, 8/15/22		12,995	12,475,200
5.25%, 4/15/23		11,386	10,389,725
5.50%, 10/01/24		4,873	4,446,613
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		9,453	5,860,860
Teck Resources Ltd.:
3.00%, 3/01/19		11,161	6,919,820
5.20%, 3/01/42		7,453	3,130,260
5.40%, 2/01/43		3,386	1,422,120
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		33,737	25,555,777

			319,587,111
Multiline Retail — 1.2%
Debenhams PLC, 5.25%, 7/15/21	GBP	12,922	18,953,261
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)	USD	21,373	22,067,623
5.75%, 3/01/23 (a)		105,542	109,235,970
Enterprise Funding Ltd., 3.50%, 9/10/20 (k)	GBP	3,300	4,157,048
Family Dollar Stores, Inc., 5.00%, 2/01/21	USD	15,885	16,263,460
Hema Bondco I BV, 6.25%, 6/15/19	EUR	9,039	7,308,450
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	13,220	19,299,999

			197,285,811
Multi-Utilities — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	3,856	4,230,340
RWE AG, 6.63%, 7/30/75 (b)	USD	120	111,948

			4,342,288
Oil, Gas & Consumable Fuels — 8.6%
Antero Resources Corp.:
5.38%, 11/01/21		27,754	22,203,200
5.13%, 12/01/22		8,520	6,475,200
Berry Petroleum Co. LLC, 6.38%, 9/15/22		5,276	1,279,430
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		155,009	142,608,222
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		13,782	8,338,110
5.75%, 2/01/23		16,058	8,350,160
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		13,793	5,482,717
California Resources Corp.:
5.50%, 9/15/21		12,571	3,959,865
8.00%, 12/15/22 (a)		78,912	41,527,440
6.00%, 11/15/24		16,119	4,916,295
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		16,438	13,314,780
Concho Resources, Inc.:
6.50%, 1/15/22		2,585	2,481,600
5.50%, 10/01/22		5,740	5,223,400
5.50%, 4/01/23		19,478	18,017,150
CONSOL Energy, Inc., 5.88%, 4/15/22		84,097	52,140,140
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (a)		25,699	24,092,813
7.75%, 2/15/23 (a)		9,490	8,920,600
Denbury Resources, Inc.:
5.50%, 5/01/22		12,950	4,299,141
4.63%, 7/15/23		6,186	1,991,150

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc., 7.63%, 10/01/21	USD	19,752	$19,949,520
Energy Transfer Equity LP:
7.50%, 10/15/20		13,236	12,243,300
5.88%, 1/15/24		35,354	28,813,510
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		36,094	23,009,925
6.38%, 6/15/23		7,387	3,693,500
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		1,805	1,525,225
6.75%, 8/01/22		7,175	6,098,750
6.00%, 5/15/23		8,638	6,910,400
Gulfport Energy Corp., 7.75%, 11/01/20		16,443	14,716,485
Halcon Resources Corp., 8.63%, 2/01/20 (a)(l)		12,239	8,444,910
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (a)		16,847	13,983,010
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22		6,590	3,690,400
Laredo Petroleum, Inc., 7.38%, 5/01/22		4,765	4,383,800
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20		508	86,995
12.00%, 12/15/20 (a)		6,972	3,486,000
7.75%, 2/01/21		17,305	2,509,225
Matador Resources Co., 6.88%, 4/15/23		5,874	5,462,820
MEG Energy Corp.:
6.50%, 3/15/21 (a)		41,571	29,099,700
6.38%, 1/30/23 (a)		14,708	10,074,980
7.00%, 3/31/24 (a)		76,732	54,479,720
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		6,873	2,061,900
6.88%, 8/01/22		19,739	5,921,700
Memorial Resource Development Corp., 5.88%, 7/01/22		51,939	45,446,625
MPLX LP:
4.50%, 7/15/23 (a)		26,394	23,614,712
4.88%, 6/01/25 (a)		21,537	19,275,615
Newfield Exploration Co., 5.63%, 7/01/24		4,091	3,487,577
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		5,876	5,464,680
9.63%, 6/01/19 (a)		6,500	6,077,500
7.77%, 12/15/37 (a)		22,209	17,545,110
Oasis Petroleum, Inc.:
6.50%, 11/01/21		10,886	7,211,975
6.88%, 1/15/23		11,560	7,167,200
ONEOK, Inc., 7.50%, 9/01/23		8,500	7,076,250
Paramount Resources Ltd., 6.88%, 6/30/23 (a)		13,454	10,628,660
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)		28,995	27,690,225
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 5/15/23		3,235	2,943,850
PDC Energy, Inc., 7.75%, 10/15/22		5,610	5,385,600
Peabody Energy Corp., 6.00%, 11/15/18		26,095	4,827,575
Petrobras Global Finance BV, 3.25%, 4/01/19	EUR	1,805	1,424,419
Precision Drilling Corp., 5.25%, 11/15/24	USD	22,752	15,471,360
QEP Resources, Inc.:
6.88%, 3/01/21		6,005	4,924,100
5.38%, 10/01/22		7,384	5,316,480
5.25%, 5/01/23		12,124	8,608,040
Range Resources Corp., 5.75%, 6/01/21		3,099	2,448,210
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		2,091	2,049,180
6.00%, 1/15/19 (a)		26,547	25,219,650
5.63%, 4/15/20 (a)		9,682	8,907,440

44	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.88%, 4/15/40 (a)	USD	19,889	$17,104,540
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.63%, 7/15/22		8,682	6,164,220
5.63%, 11/15/23 (a)		7,487	5,315,770
RSP Permian, Inc.:
6.63%, 10/01/22		8,622	7,932,240
6.63%, 10/01/22 (a)		6,092	5,604,640
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		32,173	29,599,160
6.25%, 3/15/22		3,393	3,138,525
5.63%, 4/15/23		15,964	14,008,410
5.75%, 5/15/24		76,470	66,528,900
5.63%, 3/01/25 (a)		12,357	10,457,111
Sabine Pass LNG LP:
7.50%, 11/30/16		37,855	37,665,725
6.50%, 11/01/20		5,055	4,903,350
Sanchez Energy Corp., 6.13%, 1/15/23		67,409	36,400,860
SandRidge Energy, Inc.:
8.13%, 10/16/22 (k)		7,373	1,414,694
7.50%, 2/16/23 (k)		2,593	473,223
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)		58,541	52,686,900
6.75%, 5/01/23 (a)		11,823	9,931,320
SM Energy Co.:
6.50%, 11/15/21		10,688	7,962,560
6.13%, 11/15/22		45,094	33,144,090
6.50%, 1/01/23		5,230	3,844,050
5.00%, 1/15/24		22,752	14,788,800
5.63%, 6/01/25		2,539	1,675,740
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		7,297	6,293,663
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		6,255	5,942,250
6.25%, 10/15/22 (a)		90	85,275
Whiting Petroleum Corp.:
6.50%, 10/01/18		4,490	3,401,175
5.00%, 3/15/19		1,763	1,331,065
1.25%, 4/01/20 (a)(k)		86,180	58,602,400
5.75%, 3/15/21		13,633	9,938,457
6.25%, 4/01/23		19,613	14,121,360
Williams Cos., Inc.:
3.70%, 1/15/23		4,585	3,167,153
4.55%, 6/24/24		15,214	10,567,340
WPX Energy, Inc., 5.25%, 9/15/24		11,255	7,428,300

			1,396,102,487
Paper & Forest Products — 0.2%
Clearwater Paper Corp., 4.50%, 2/01/23		3,656	3,436,640
Norbord, Inc., 6.25%, 4/15/23 (a)		9,595	9,475,063
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		14,252	12,613,020

			25,524,723
Pharmaceuticals — 3.0%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(i)		5,695	5,552,625
Concordia Healthcare Corp., 7.00%, 4/15/23 (a)		3,809	3,304,307
Endo Finance LLC, 5.75%, 1/15/22 (a)		9,465	9,181,050
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (a)		4,121	4,213,723
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (a)		36,064	35,883,680

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
6.00%, 2/01/25 (a)	USD	56,535	$55,686,975
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		3,900	3,753,750
5.75%, 8/01/22 (a)		5,905	5,668,800
5.50%, 4/15/25 (a)		254	233,680
PRA Holdings, Inc., 9.50%, 10/01/23 (a)		2,708	2,944,950
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		3,600	3,567,600
5.38%, 3/15/20 (a)		54,821	51,531,740
7.00%, 10/01/20 (a)		34,946	34,858,635
6.38%, 10/15/20 (a)		81,978	79,108,770
7.50%, 7/15/21 (a)		46,141	46,025,647
6.75%, 8/15/21 (a)		1,270	1,225,550
5.63%, 12/01/21 (a)		15,583	14,336,360
7.25%, 7/15/22 (a)		4,420	4,320,550
5.50%, 3/01/23 (a)		42,641	37,524,080
4.50%, 5/15/23	EUR	13,085	12,336,022
5.88%, 5/15/23 (a)	USD	63,305	56,499,713
6.13%, 4/15/25 (a)		14,770	13,182,225

			480,940,432
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	2,825	3,285,605
Real Estate Investment Trusts (REITs) — 1.2%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	USD	20,062	16,952,390
Corrections Corp. of America:
5.00%, 10/15/22		3,200	3,184,000
4.63%, 5/01/23		7,580	7,314,700
Crown Castle International Corp.:
4.88%, 4/15/22		5,810	6,027,875
5.25%, 1/15/23		19,549	20,550,886
Equinix, Inc.:
5.75%, 1/01/25		3,815	3,900,837
5.88%, 1/15/26		23,868	24,584,040
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		14,041	13,689,975
FelCor Lodging LP, 6.00%, 6/01/25		25,238	25,616,570
GEO Group, Inc.:
5.13%, 4/01/23		12,070	11,436,325
5.88%, 10/15/24		11,030	10,699,100
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)		15,000	15,825,000
6.00%, 8/15/23		5,000	5,175,000
iStar, Inc., 4.00%, 11/01/17		5,910	5,794,755
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		17,344	17,344,000

			188,095,453
Real Estate Management & Development — 0.7%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (i)	GBP	5,241	8,979,953
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	10,400	11,132,725
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)	USD	7,969	6,773,650
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		13,400	13,400,000
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		25,339	26,035,823
5.25%, 12/01/21 (a)(l)		50,211	51,466,275
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		3,669	3,669,000

BLACKROCK FUNDS II	DECEMBER 31, 2015	45

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (d)(j)	USD	1,115	—

			$121,457,426
Road & Rail — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (a)		3,000	2,962,500
5.50%, 4/01/23		17,300	17,343,250
5.25%, 3/15/25 (a)		22,044	20,886,690
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		16,608	15,196,320
Hertz Corp.:
7.50%, 10/15/18		3,890	3,967,800
6.75%, 4/15/19		15,415	15,746,423
7.38%, 1/15/21		25,645	26,606,687
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (a)(i)		9,587	5,847,941
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)		7,749	7,632,765

			116,190,376
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		5,170	3,515,600
7.00%, 7/01/24		3,410	2,216,500
Micron Technology, Inc., 5.25%, 1/15/24 (a)		15,295	13,459,600
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (a)		17,448	17,448,000
5.75%, 2/15/21 (a)		6,160	6,406,400
4.63%, 6/15/22 (a)		15,667	15,392,827
5.75%, 3/15/23 (a)		19,962	20,610,765

			79,049,692
Software — 3.3%
Audatex North America, Inc.:
6.00%, 6/15/21 (a)		1,931	1,945,483
6.13%, 11/01/23 (a)		24,983	25,139,144
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		40	26,600
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (a)		7,280	7,034,300
First Data Corp.:
5.38%, 8/15/23 (a)		31,519	31,676,595
7.00%, 12/01/23 (a)(m)		185,737	185,737,000
5.00%, 1/15/24 (a)		35,133	34,957,335
5.75%, 1/15/24 (a)		127,343	125,432,855
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (a)(i)		27,444	19,828,290
Infor U.S., Inc., 6.50%, 5/15/22 (a)		45,893	38,779,585
Informatica LLC, 7.13%, 7/15/23 (a)		30,632	27,721,960
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		15,782	15,802,832
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (a)		22,726	23,464,595

			537,546,574
Specialty Retail — 1.1%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	3,610	3,511,253
Asbury Automotive Group, Inc.:
6.00%, 12/15/24	USD	5,775	5,962,687
6.00%, 12/15/24 (a)		12,130	12,524,225
CST Brands, Inc., 5.00%, 5/01/23		4,076	4,035,240
Dufry Finance SCA, 5.50%, 10/15/20 (a)		2,777	2,888,080
L Brands, Inc., 6.88%, 11/01/35 (a)		33,325	34,241,437

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
Michaels Stores, Inc., 5.88%, 12/15/20 (a)	USD	3,542	$3,661,543
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		52,159	38,597,660
Party City Holdings, Inc., 6.13%, 8/15/23 (a)		7,061	6,849,170
Penske Automotive Group, Inc.:
5.75%, 10/01/22		18,196	18,696,390
5.38%, 12/01/24		18,540	18,725,400
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		11,000	11,385,000
5.50%, 11/01/23		4,355	4,452,987
Sonic Automotive, Inc., 5.00%, 5/15/23		2,939	2,792,050
THOM Europe SAS, 7.38%, 7/15/19	EUR	10,580	11,943,418

			180,266,540
Technology Hardware, Storage & Peripherals — 0.0%
Dell, Inc., 6.50%, 4/15/38	USD	3,168	2,597,760
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 5.00%, 5/01/25		17,150	17,064,250
PVH Corp.:
4.50%, 12/15/22		5,000	4,887,500
7.75%, 11/15/23		450	508,500
Springs Industries, Inc., 6.25%, 6/01/21		9,233	9,140,670
William Carter Co., 5.25%, 8/15/21		7,767	7,980,593

			39,581,513
Thrifts & Mortgage Finance — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		13,150	11,670,625
6.88%, 4/15/22 (a)		25,888	21,745,920
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		9,040	9,175,600

			42,592,145
Trading Companies & Distributors — 2.8%
Aircastle Ltd.:
7.63%, 4/15/20		1,026	1,154,250
5.13%, 3/15/21		11,125	11,430,937
5.50%, 2/15/22		6,860	7,031,500
American Builders & Contractors Supply Co., Inc.:
5.63%, 4/15/21 (a)		5,985	6,059,813
5.75%, 12/15/23 (a)		10,316	10,393,370
Ashtead Capital, Inc., 5.63%, 10/01/24 (a)		13,315	13,481,437
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (a)		5,723	5,830,306
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		18,635	16,771,500
HD Supply, Inc.:
7.50%, 7/15/20		153,902	160,058,080
5.25%, 12/15/21 (a)		97,609	99,561,180
International Lease Finance Corp.:
5.88%, 4/01/19		6,210	6,582,600
6.25%, 5/15/19		5,000	5,356,250
8.25%, 12/15/20		8,020	9,483,650
5.88%, 8/15/22		27,445	29,228,925
Travis Perkins PLC, 4.38%, 9/15/21	GBP	6,039	8,988,544
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	6,115	6,451,325
8.25%, 2/01/21		4,999	5,230,204
7.63%, 4/15/22		8,406	8,983,492
6.13%, 6/15/23		11,525	11,784,313
5.75%, 11/15/24		3,624	3,587,760
5.50%, 7/15/25		22,299	21,630,030

			449,079,466

46	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Transportation Infrastructure — 0.0%
Silk Bidco AS, 7.50%, 2/01/22	EUR	4,069	$4,543,614
Swissport Investments SA, 6.75%, 12/15/21		2,795	3,168,550

			7,712,164
Wireless Telecommunication Services — 3.4%
Digicel Group Ltd., 7.13%, 4/01/22 (a)	USD	15,495	11,621,250
Digicel Ltd., 6.00%, 4/15/21 (a)		46,155	38,885,587
Intelsat Luxembourg SA, 8.13%, 6/01/23		12,500	5,656,250
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	14,425	14,257,732
Play Finance 2 SA, 5.25%, 2/01/19		6,741	7,492,116
SBA Communications Corp., 4.88%, 7/15/22	USD	45,650	44,965,250
Sprint Capital Corp., 8.75%, 3/15/32		12,000	9,000,000
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		148,873	156,688,833
7.00%, 3/01/20 (a)		11,586	11,614,965
Sprint Corp.:
7.25%, 9/15/21		31,000	23,395,700
7.88%, 9/15/23		31,967	24,007,217
7.13%, 6/15/24		53,789	38,795,316
7.63%, 2/15/25		37,937	27,694,010
T-Mobile USA, Inc.:
6.54%, 4/28/20		4,900	5,108,250
6.25%, 4/01/21		38,520	39,675,600
6.73%, 4/28/22		9,345	9,742,163
6.00%, 3/01/23		14,487	14,668,087
6.84%, 4/28/23		3,795	3,927,825
6.38%, 3/01/25		18,380	18,563,800
6.50%, 1/15/26		45,380	45,810,656

			551,570,607
Total Corporate Bonds — 74.9%			12,131,586,635

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense — 0.0%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		4,740	$3,266,882
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		9,392	7,701,181
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		9,731	7,979,124
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		1,678	1,375,711
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		13,422	11,005,689

			28,061,705
Airlines — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.50%, 4/28/22		8,647	8,349,368
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 1.77%, 9/10/18		4,179	4,053,970
Term Loan B757-200 (N554), 1.77%, 9/10/18		4,216	4,089,520
Term Loan B757-300 (N550), 1.77%, 3/10/17		4,151	4,026,837
Term Loan B757-300 (N583), 2.39%, 3/10/17		3,417	3,382,830
Term Loan B757-300 (N584), 2.39%, 3/10/17		3,423	3,388,497

			27,291,022

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18	USD	27,205	$25,283,841
MacDermid, Inc. (Platform Specialty Products Corp.), Term Loan B3 USD, 5.50%, 6/07/20		11,082	10,730,364

			36,014,205
Commercial Services & Supplies — 0.0%
GCA Services Group, Inc., Initial Loan (Second Lien), 9.25%, 11/02/20		1,620	1,583,550
Communications Equipment — 0.1%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		4,839	4,665,619
Commscope, Inc., Tranche 5 Term Loan (2015), 3.75% - 3.83%, 12/29/22		6,800	6,744,418
Riverbed Technology, Inc., Term Loan, 6.00%, 4/25/22		21	21,030

			11,431,067
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		25,113	23,676,566
Construction Materials — 0.0%
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, 3/14/22		5,497	5,304,512
Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		18,433	17,649,333
Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		6,961	6,874,250

			24,523,583
Diversified Telecommunication Services — 1.0%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		12,465	8,614,483
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,112	1,100,972
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		9,120	8,605,358
New LightSquared LLC, Junior Loan, 13.50%, 12/07/20		175,883	144,223,887

			162,544,700
Electric Utilities — 0.3%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		19,262	19,170,187
Texas Competitive Electric Holdings Co. LLC (TXU), DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16		36,387	36,023,012

			55,193,199
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		16,439	15,950,634
Health Care Providers & Services — 0.2%
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.):
Initial Term Loan, 4.25%, 5/25/18		5,542	5,498,131
Tranche B-2 Term Loan, 4.50%, 10/28/22		11,607	11,519,947
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		5,868	5,927,175
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		6,288	6,198,947

			29,144,200

BLACKROCK FUNDS II	DECEMBER 31, 2015	47

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure — 0.7%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21	USD	18,211	$17,027,600
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		12,178	12,147,366
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		87,692	79,416,904
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		5,739	5,613,645

			114,205,515
Insurance — 0.1%
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		11,959	11,859,382
Sedgwick Claims Management Services, Inc., Initial Term Loan (First Lien), 3.75%, 3/01/21		2,522	2,414,959

			14,274,341
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		25,681	24,910,378
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		5,335	5,174,877

			30,085,255
Machinery — 0.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		26,135	22,045,162
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		33,061	30,935,415

			52,980,577
Media — 0.6%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		8,033	7,709,731
Term Loan (Second Lien), 7.50%, 7/25/22		17,060	15,195,513
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.):
Term Loan, 0.00%, 6/30/16 (c)(d)(j)		7,781	1
Term Loan, 7.00%, 3/31/20		38,325	37,271,373
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.17%, 1/30/19		35,382	24,691,947
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		16,299	15,924,209

			100,792,774
Metals & Mining — 0.1%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		15,803	15,035,601
Oil, Gas & Consumable Fuels — 0.1%
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		12,392	12,278,699
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc.:
Series E1 Tranche B Term Loan, 3.75%, 8/05/20		11,307	10,826,453
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		14,256	13,682,346

			24,508,799
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.27% - 4.40%, 10/10/16		1,150	1,132,297

Floating Rate Loan Interests (b)		Par (000)	Value
Road & Rail — 0.2%
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18	USD	26,131	$25,844,740
Semiconductors & Semiconductor Equipment — 0.4%
Avago Technologies, Term Loan B, 3.50%, 11/11/22		44,955	44,421,384
Microsemi Corp., Term Loan, 4.50%, 12/17/22		6,345	6,221,273
NXP BV (NXP Funding LLC), Tranche B Loan, 3.75%, 12/07/20		19,758	19,644,318

			70,286,975
Software — 1.0%
Epicor Software Corporation (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		23,285	22,677,950
First Data Corp.:
2018 New Dollar Term Loan, 3.92%, 3/23/18		53,107	52,347,458
2018B Second New Term Loan, 3.92%, 9/24/18		7,750	7,633,750
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		28,880	27,051,349
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		25,491	24,480,443
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		22,993	22,801,080
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		3,002	2,720,665

			159,712,695
Total Floating Rate Loan Interests — 6.5%			1,045,124,093

Foreign Agency Obligations		Par (000)	Value
Canada — 0.0%
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		9,634	9,296,810
Germany — 0.1%
HSH Nordbank AG:
0.72%, 2/14/17 (b)	EUR	8,342	8,191,237
0.76%, 2/14/17 (b)		5,444	5,354,841
Total Foreign Agency Obligations — 0.1%			22,842,888

Investment Companies		Shares	Value
Pershing Square Holdings Ltd. (a)	16,500,000		15,302,925
Uranium Participation Corp. (d)	1,150,920		4,266,980
Total Investment Companies — 0.1%			19,569,905

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.4%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class AJ, 5.42%, 10/10/45	USD	2,250	2,281,498
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR, 4.22%, 5/15/29 (a)(b)		8,100	7,603,277
Series 2015-JWRZ, Class GL, 3.91%, 5/15/29 (a)(b)		10,040	9,371,488
Commercial Mortgage Pass-Through Certificates, Series 2014-KYO, Class F, 3.80%, 6/11/27 (a)(b)		3,000	2,968,706
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		6,000	5,421,840

48	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates, Series 2014-TIKI, Class F, 4.15%, 9/15/38 (a)(b)	USD	2,330	$2,289,153
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/19 (a)(b)		5,000	4,647,468
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)		15,075	13,910,319
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		1,000	954,849
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		17,991	17,983,910
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		2,146	2,172,108
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		320	313,190

			69,917,806
Total Non-Agency Mortgage-Backed Securities — 0.4%			69,917,806

Other Interests (n)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp., Escrow (d)(j)		7,955	69,606
Lear Corp., Escrow (d)(j)		7,495	65,581

			135,187
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		9,030	665,963
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		5,675	418,531
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		5,500	405,625
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		2,520	185,850
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(j)		1,000	74,250

			1,750,219
Electric Utilities — 0.0%
Mirant America Corp., Escrow (d)(j)		3,270	—
Mirant America, Inc., Escrow (d)(j)		1,880	—
Mirant Americas Generation LLC, Escrow (d)(j)		1,215	—

			—
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (d)(f)		20	27,301,960
Media — 0.0%
Adelphia Communications Corp., Escrow (d)(j)		800	4,000
Adelphia Communications Corp., Escrow (d)(j)		325	1,625
Century Communications, Escrow (d)(j)		625	—

			5,625
Total Other Interests — 0.2%			29,192,991

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 2.7%
ABN AMRO Bank NV, 5.75% (b)(o)	EUR	5,600	6,085,832

Capital Trusts		Par (000)	Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(o)	EUR	5,200	$5,516,915
7.00% (b)(o)		7,200	7,676,928
Banco Popular Espanol SA:
8.25% (b)(o)		6,000	6,113,783
11.50% (b)(o)		6,400	7,546,432
Banco Santander SA, 6.25% (b)(o)		6,100	6,264,603
Bank of America Corp.:
Series AA, 6.10% (b)(o)	USD	12,924	13,101,705
Series V, 5.13% (b)(o)		22,900	21,812,250
Series X, 6.25% (b)(o)		52,303	52,433,757
Series Z, 6.50% (b)(o)		24,350	25,658,813
Bank of Ireland, 7.38% (b)(o)	EUR	8,275	9,376,181
Barclays PLC:
7.88% (b)(o)	GBP	3,000	4,426,165
8.00% (b)(o)	EUR	4,000	4,711,086
BNP Paribas SA, 7.38% (a)(b)(o)	USD	6,625	6,798,906
Citigroup, Inc.:
5.95% (b)(o)		62,310	60,442,896
Series N, 5.80% (b)(o)		19,380	19,215,270
Series O, 5.88% (b)(o)		6,570	6,520,725
Series R, 6.13% (b)(o)		13,952	14,231,040
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 5.50% (b)(o)	EUR	4,000	4,394,840
Intesa Sanpaolo SpA, 7.70% (a)(b)(o)	USD	5,425	5,526,719
JPMorgan Chase & Co.:
Series 1, 7.90% (b)(o)		22,725	23,134,050
Series V, 5.00% (b)(o)		41,200	39,140,000
Series Z, 5.30% (b)(o)		34,747	34,616,699
Santander UK Group Holdings PLC, 7.38% (b)(o)	GBP	3,635	5,439,131
Wells Fargo & Co.:
Series S, 5.90% (b)(o)	USD	14,525	14,652,094
Series U, 5.88% (b)(o)		29,149	30,679,323

			435,516,143
Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series L, 5.70% (b)(o)		40,688	40,433,700
Morgan Stanley:
Series H, 5.45% (b)(o)		9,785	9,552,606
Series J, 5.55% (b)(o)		14,070	14,070,000
State Street Corp., Series F, 5.25% (b)(o)		1,474	1,475,843
UBS Group AG:
5.75% (b)(o)	EUR	6,250	7,123,344
7.00% (b)(o)	USD	5,575	5,895,563

			78,551,056
Consumer Finance — 0.1%
American Express Co., Series C, 4.90% (b)(o)	USD	23,972	22,773,400
Electric Utilities — 0.1%
Enel SpA, 6.50%, 1/10/74 (b)	EUR	1,265	1,485,757
Gas Natural Fenosa Finance BV:
3.38% (b)(o)		8,600	8,084,376
4.13% (b)(o)		100	103,383

			9,673,516
Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 4.87% (b)(o)		4,000	3,890,585
Insurance — 0.0%
BNP Paribas Cardif SA, 4.03% (b)(o)		4,400	4,566,423
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(o)	USD	2,827	2,996,620

BLACKROCK FUNDS II	DECEMBER 31, 2015	49

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Capital Trusts		Par (000)	Value
Wireless Telecommunication Services — 0.2%
Orange SA, 4.00% (b)(o)	EUR	7,625	$8,177,130
Telefonica Europe BV:
4.20% (b)(o)		13,600	14,539,705
5.00% (b)(o)		300	328,064

			23,044,899
Total Capital Trusts — 3.6%			581,012,642

Preferred Securities		Shares	Value
Preferred Stocks
Banks — 0.0%
Royal Bank of Scotland Group PLC, Series T, 7.25% (o)		84,000	2,171,400
Consumer Finance — 0.0%
Ally Financial, Inc., 8.50% (o)		115,283	2,969,690
Diversified Financial Services — 0.3%
Concrete Investment I SCA, (d)(o)		165,000	20,979,819
Concrete Investment I SCA - Stapled, (d)(e)(o)		165,000	2
Concrete Investment II SCA, (d)(o)		40,971	5,075,903
RBS Capital Funding Trust VI, 6.25% (o)		400,000	10,052,000

			36,107,724
Hotels, Restaurants & Leisure — 0.5%
Amaya, Inc., 0.00% (d)(k)(o)		131,343	82,629,242
Wireless Telecommunication Services — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15 - 12/07/15, cost $3,422,703), (d)(h)(o)		3,446,312	3,523,785
Total Preferred Stocks — 0.8%			127,401,841

Trust Preferreds		Shares	Value
Consumer Finance — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		2,348,443	59,556,514

Trust Preferreds	Shares	Value
Diversified Financial Services — 0.2%
RBS Capital Funding Trust VII, Series G, 6.08% (o)	1,552,068	$38,693,055
Total Trust Preferreds — 0.6%		98,249,569
Total Preferred Securities — 5.0%		806,664,052

Warrants	Shares	Value
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19) (d)	11,931	75,194
Oil, Gas & Consumable Fuels — 0.0%
Peninsula Energy Ltd. (Expires 12/31/17) (d)(g)	1,961,180	107,612
Peninsula Energy Ltd. (Expires 12/31/18) (d)(g)	3,502,309	740,116

		847,728
Total Warrants — 0.0%		922,922
Total Long-Term Investments (Cost — $16,522,831,597) — 93.7%		15,170,826,661

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (p)(q)	802,669,964	802,669,964
Total Short-Term Securities (Cost — $802,669,964) — 5.0%		802,669,964

Options Purchased		Value
(Cost — $104,182) — 0.0%		1
Total Investments — 98.7% (Cost — $17,325,605,743*)		15,973,496,626
Other Assets Less Liabilities — 1.3%		211,858,817

Net Assets — 100.0%		$16,185,355,443

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$17,389,130,371

Gross unrealized appreciation	$155,105,083
Gross unrealized depreciation	(1,570,738,828)

Net unrealized depreciation	$(1,415,633,745)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Securities contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	All or a portion of security is held by a wholly owned subsidiary.

(g)	During the period ended December 31, 2015, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be affiliates for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

50	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Affiliate	Shares/Par Held at September 30, 2015	Shares/Par Purchased	Shares/ Par Sold	Shares/Par Held at December 31, 2015	Value Held at December 31, 2015	Realized Loss
Peninsula Energy Ltd.	13,944,025	—	(1)	13,944,024	$11,122,008	$ (1)
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	3,406,493	—	(3,406,493)	—	—	$(14)
Peninsula Energy Ltd., Warrants (Expires 12/31/17)	1,961,180	—	—	1,961,180	$107,612	—
Peninsula Energy Ltd., Warrants (Expires 12/31/18)	3,502,309	—	—	3,502,309	$740,116	—

(h)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $3,622,032 and an original cost of $3,520,950 which was 0.1% of its net assets.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Convertible security.

(l)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(m)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	Perpetual security with no stated maturity date.

(p)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Shares Purchased		Shares Sold	Shares Held at December 31, 2015	Value Held at December 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	677,378,350	125,291,614	[1]	—	802,669,964	$802,669,964	$230,148	$15,292

[1]	Represents net shares purchased.

(q)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Citigroup Global Markets, Inc.	(5.50)%	10/29/15	Open	$1,273,000	$ 1,273,000	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(5.00)%	11/23/15	Open	8,150,000	8,150,000	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(4.75)%	11/23/15	Open	3,121,316	3,121,316	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.75)%	11/23/15	Open	8,261,325	8,261,325	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.25)%	12/08/15	Open	15,063,469	15,063,469	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	(1.00)%	12/17/15	Open	1,975,000	1,975,000	Corporate Bonds	Open/Demand
Total				$37,844,110	$37,844,110

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(366)	Euro-Bobl	March 2016	USD	51,974,331	$ 461,950
(176)	Euro-Bund	March 2016	USD	30,205,201	432,118
(223)	Long Gilt British	March 2016	USD	38,387,975	177,274
(1,352)	Russell 2000 Mini Index	March 2016	USD	152,978,800	(3,241,442)
(9,883)	S&P 500 E-Mini Index	March 2016	USD	1,005,792,910	(14,567,174)
(94)	U.S. Treasury Notes (10 Year)	March 2016	USD	11,835,187	21,562
Total					$(16,715,712)

BLACKROCK FUNDS II	DECEMBER 31, 2015	51

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	16,479,000	USD	12,128,971	Morgan Stanley & Co. International PLC	1/06/16	$(219,443)
CAD	11,252,000	USD	8,094,743	Northern Trust Corp.	1/06/16	37,184
EUR	26,200,000	USD	28,890,035	Bank of America N.A.	1/06/16	(412,746)
EUR	6,000,000	USD	6,567,362	Goldman Sachs International	1/06/16	(45,846)
USD	10,719,731	AUD	14,898,000	Standard Chartered Bank	1/06/16	(133,118)
USD	194,494,074	CAD	259,953,000	HSBC Bank PLC	1/06/16	6,623,595
USD	565,139	EUR	516,000	Royal Bank of Scotland PLC	1/06/16	4,288
USD	583,420	EUR	550,000	Royal Bank of Scotland PLC	1/06/16	(14,386)
USD	2,598,948	EUR	2,400,000	Royal Bank of Scotland PLC	1/06/16	(9,658)
USD	780,135,631	EUR	736,528,000	UBS AG	1/06/16	(20,410,959)
USD	310,390,393	GBP	206,573,000	BNP Paribas S.A.	1/06/16	5,854,217
Total						$(8,726,872)

      OTC Options Purchased

Description	Put/Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	107	$1

Centrally Cleared Credit Default Swaps - Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	227,855	$3,002,815

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

      OTC Credit Default Swaps - Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc.	5.00%	BNP Paribas S.A.	9/20/16	Not Rated	USD	2,000	$63,111	$(31,329)	$94,440
CCO Holdings LLC/CCO Holdings Capital Corp.	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	16,770	2,211,251	(693)	2,211,944
Astaldi SpA	5.00%	Citibank N.A.	12/20/20	B+	EUR	1,230	(184,426)	(105,375)	(79,051)
Total							$2,089,936	$(137,397)	$2,227,333

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

      OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR[1]	Morgan Stanley & Co. International PLC	1/04/16	1,000	[2]	(1,649,596)	—	(1,649,596)

52	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR[1]	Citibank N.A.	1/11/16		1,000[2]	$(447,843)	—	$(447,843)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR[1]	Goldman Sachs International	1/11/16		1,000[2]	(463,104)	—	(463,104)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR[1]	Morgan Stanley & Co. International PLC	1/11/16		1,000[2]	(556,551)	—	(556,551)
iShares iBoxx $ High Yield Corporate Bond ETF	1-month LIBOR[1]	Morgan Stanley & Co. International PLC	1/15/16		1,000[2]	813,523	—	813,523
iBoxhy Index	3-month LIBOR[1]	Goldman Sachs International	3/20/16	USD	100,000	(8,237,266)	—	(8,237,266)
iBoxhy Index	3-month LIBOR[1]	Goldman Sachs International	3/20/16	USD	96,000	2,235,619	—	2,235,619
iBoxhy Index	3-month LIBOR[1]	Goldman Sachs International	3/20/16	USD	68,000	368,254	—	368,254
iBoxhy Index	3-month LIBOR[1]	Goldman Sachs International	3/20/16	USD	29,000	(294,986)	—	(294,986)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	3/20/16	USD	100,000	(3,892,032)	—	(3,892,032)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	3/20/16	USD	37,500	(2,230,633)	—	(2,230,633)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	3/20/16	USD	37,500	(2,324,847)	—	(2,324,847)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	3/20/16	USD	20,000	(270,177)	—	(270,177)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	3/20/16	USD	14,000	201,871	—	201,871
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	3/20/16	USD	95,000	(7,984,589)	—	(7,984,589)
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	3/20/16	USD	45,000	(1,247,061)	—	(1,247,061)
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	3/20/16	USD	45,000	(2,563,095)	—	(2,563,095)
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	3/20/16	USD	19,750	(1,175,642)	—	(1,175,642)
iBoxhy Index	3-month LIBOR[1]	Goldman Sachs International	6/20/16	USD	29,000	(294,986)	—	(294,986)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	6/20/16	USD	96,000	(4,979,043)	—	(4,979,043)
iBoxhy Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	6/20/16	USD	75,000	(3,054,556)	—	(3,054,556)
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	6/20/16	USD	50,000	(1,210,002)	—	(1,210,002)
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	6/20/16	USD	50,000	(2,593,251)	—	(2,593,251)
iBoxhy Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	6/20/16	USD	50,000	(2,594,792)	—	(2,594,792)
Total						$(44,444,785)	—	$(44,444,785)

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.
[2]	Contract amount shown.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

BLACKROCK FUNDS II	DECEMBER 31, 2015	53

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$337,706,835	$174,744,263	$512,451,098
Common Stocks	$287,123,675	240,904,012	4,526,584	532,554,271
Corporate Bonds	—	11,954,156,835	177,429,800	12,131,586,635
Floating Rate Loan Interests	—	852,074,869	193,049,224	1,045,124,093
Foreign Agency Obligations	—	22,842,888	—	22,842,888
Investment Companies	4,266,980	15,302,925	—	19,569,905
Non-Agency Mortgage-Backed Securities	—	52,943,041	16,974,765	69,917,806
Other Interests	—	1,755,844	27,437,147	29,192,991
Preferred Securities	113,442,659	581,012,642	112,208,751	806,664,052
Warrants	740,116	—	182,806	922,922
Short-Term Securities	802,669,964	—	—	802,669,964
Options Purchased:
Equity Contracts	—	1	—	1

Total	$1,208,243,394	$14,058,699,892	$706,553,340	$15,973,496,626

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$5,309,199	—	$5,309,199
Equity contracts	—	813,523	—	813,523
Foreign currency exchange contracts	—	12,519,284	—	12,519,284
Interest rate contracts	$1,092,904	2,805,744	—	3,898,648
Liabilities:
Credit contracts	—	(79,051)	—	(79,051)
Equity contracts	(17,808,616)	(3,117,094)	—	(20,925,710)
Foreign currency exchange contracts	—	(21,246,156)	—	(21,246,156)
Interest rate contracts	—	(44,946,958)	—	(44,946,958)

Total	$(16,715,712)	$(47,941,509)	—	$(64,657,221)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

54	BLACKROCK FUNDS II	DECEMBER 31, 2015

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$17,313,381	—	—	$17,313,381
Cash pledged as collateral for OTC derivatives	43,010,000	—	—	43,010,000
Cash pledged for financial futures contracts	59,930,950	—	—	59,930,950
Cash pledged for centrally cleared swaps	13,946,700	—	—	13,946,700
Liabilities:
Bank overdraft	—	$(2,122,181)	—	(2,122,181)
Reverse repurchase agreements	—	(37,844,110)	—	(37,844,110)
Cash received as collateral for OTC derivatives	—	(2,400,000)	—	(2,400,000)

Total	$134,201,031	$(42,366,291)	—	$91,834,740

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of September 30, 2015	$183,049,020	$7,535,003	$182,537,628	$62,148,325	$19,000,530	$27,378,140	$143,074,208	$969,420	$625,692,274
Transfers into Level 3	—	—	—	12,427,456	—	—	—	—	12,427,456
Transfers out of Level 3	(14,032,170)	—	—	(1,603,800)	—	—	—	(589,987)	(16,225,957)
Accrued discounts/premiums	158,464	—	(36,410)	303,047	17,486	—	—	—	442,587
Net realized gain (loss)	(314,177)	(31,588)	(35,347)	(300,646)	14,572	(2,550)	(4,802,999)	(14)	(5,472,749)
Net change in unrealized appreciation (depreciation)[1]	(6,390,983)	(2,976,830)	(3,588,038)	(15,507,899)	(176,223)	61,557	(16,261,435)	(196,613)	(45,036,464)
Purchases	20,734,734	—	7,141,825	159,850,699	—	—	—	—	187,727,258
Sales	(8,460,625)	(1)	(8,589,858)	(24,267,958)	(1,881,600)	—	(9,801,023)	—	(53,001,065)

Closing Balance, as of December 31, 2015	$174,744,263	$4,526,584	$177,429,800	$193,049,224	$16,974,765	$27,437,147	$112,208,751	$182,806	$706,553,340

Net change in unrealized appreciation (depreciation) on investments still held at December 30, 2015[1]	$(6,390,983)	$(2,976,830)	$(3,588,038)	$(16,281,291)	$(176,223)	$59,010	$(16,261,435)	$(5,345)	$(45,621,135)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $497,243,103.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$4,395,674	Market Comparables	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[1]	$0.065x - $0.756x
			PV-10 Multiple[1,2]	0.04x - 0.15x
			Last 12 Months EBITDA Multiple[1]	4.63x - 4.88x
			Current Fiscal Year EBITDA Multiple[1]	4.88x
			Discontinued Operations Expected Sale Proceeds[1]	$20[4]
Corporate Bonds	177,429,797	Discounted Cash Flow	Internal Rate of Return[3]	10.30% - 12.50%[5]
		Estimated Recovery Value	N/A	—
Other Investments Including Other Interests	27,484,766	Market Comparables	Tangible Book Value Multiple[1]	1.20x
		Last Dealer Mark - Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[1]	120.00%
		Black-Scholes	Implied Volatility[1]	44.02%

Total	$209,310,237

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount rate of 10%.

BLACKROCK FUNDS II	DECEMBER 31, 2015	55

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[4]	Amount is stated in millions.

[5]	The weighted average input is 12.12%.

56	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2007-1A, Class A1S, 0.53%, 4/20/21 (a)(b)	USD	450	$448,839
Series 2012-1AR, Class A1R, 1.57%, 9/20/23 (a)(b)		39,756	39,613,615
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.53%, 5/10/32 (a)(b)		1,715	1,693,165
American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.33%, 7/10/18 (a)		2,210	2,205,020
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.35%, 6/17/31 (a)(b)		6,175	6,051,269
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class B, 1.31%, 11/08/17		1,285	1,285,520
Apidos CDO IV, Series 2006-4A, Class C, 1.07%, 10/27/18 (a)(b)		7,500	7,439,189
Apidos CDO V, Series 2007-5A, Class A1S, 0.55%, 4/15/21 (a)(b)		6,600	6,543,577
APOLLO Trust, Series 2009-1, Class A3, 3.37%, 6/03/17 (b)	AUD	3,846	2,816,749
Ares XXV CLO Ltd., Series 2012-3A, Class A, 1.71%, 1/17/24 (a)(b)	USD	5,000	4,970,600
Atrium CDO Corp., Series 7AR, Class AR, 1.42%, 11/16/22 (a)(b)		6,573	6,530,245
AUTO ABS FCT Compartiment, Series 2013-2, Class A, 0.65%, 1/27/23 (b)	EUR	5,804	6,320,016
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	13,205	12,915,603
BA Credit Card Trust, Series 2014-A1, Class A, 0.71%, 6/15/21 (b)		15,055	15,028,967
BlueMountain CLO Ltd.:
Series 2012-1A, Class A, 1.64%, 7/20/23 (a)(b)		10,700	10,647,489
Series 2013-4A, Class A, 1.82%, 4/15/25 (a)(b)		6,500	6,474,650
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		13,205	13,105,716
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23		20,000	19,778,660
CarMax Auto Owner Trust:
Series 2014-4, Class C, 2.44%, 11/16/20		3,500	3,492,509
Series 2015-2, Class A3, 1.37%, 3/16/20		59,365	58,939,240
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		28,000	27,576,004
Series 2015-A2, Class A2, 1.59%, 2/18/20		61,200	61,191,475
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.59%, 1/19/23 (a)(b)		4,409	4,400,939
Series 2012-2A, Class A1R, 1.80%, 12/05/24 (a)(b)		20,250	20,149,250
Series 2012-3A, Class A1L, 1.70%, 1/29/25 (a)(b)		10,000	9,977,410
COA Caerus CLO Ltd., Series 2007-6A, Class A1, 0.96%, 12/13/19 (a)(b)		434	432,263
Colony American Homes, Series 2015-1A, Class A, 1.55%, 7/17/32 (a)(b)		14,481	14,147,545
Conseco Financial Corp., Series 1993-4, Class A5, 7.05%, 1/15/19		17	17,332
Cornerstone CLO Ltd., Series 2007-1A, Class A1S, 0.54%, 7/15/21 (a)(b)		5,544	5,496,982
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2, 4.79%, 5/25/36 (b)		495	1,065,388
Credit Acceptance Auto Loan Trust:
Series 2013-2A, Class B, 2.26%, 10/15/21 (a)		6,000	5,984,856

Asset-Backed Securities		Par (000)	Value
Series 2015-1A, Class A, 2.00%, 7/15/22 (a)	USD	21,055	$20,880,334
Crusade ABS Trust, Series 2012-1, Class A, 3.06%, 7/12/23 (b)	AUD	4,071	2,973,588
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28%, 6/17/19 (a)	USD	18,715	18,846,233
Dryden XVI-Leveraged Loan CDO, Series 2006-16A, Class A1, 0.56%, 10/20/20 (a)(b)		2,669	2,652,608
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.70%, 1/15/25 (a)(b)		9,700	9,643,010
FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.55%, 3/09/47 (a)		12,796	12,532,976
Flatiron CLO Ltd., Series 2011-1A, Class A, 1.87%, 1/15/23 (a)(b)		6,000	6,004,486
Fore CLO Ltd., Series 2007-1A, Class A2, 0.77%, 7/20/19 (a)(b)		8,225	8,163,676
Four Corners CLO III Ltd., Series 2006-3A, Class C, 1.00%, 7/22/20 (a)(b)		8,000	7,773,476
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A2R, 2.09%, 4/20/23 (a)(b)		8,250	8,177,318
Series 2012-7A, Class BR, 2.79%, 4/20/23 (a)(b)		6,800	6,654,480
Series 2012-7A, Class CR, 3.74%, 4/20/23 (a)(b)		2,100	2,038,056
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.47%, 4/25/25 (a)(b)		5,000	4,888,500
Halcyon Loan Investors CLO I, Inc., Series 2006-1A, Class B, 1.06%, 11/20/20 (a)(b)		10,000	9,801,579
Heller Financial, Series 1998-1, Class A, 0.87%, 7/15/24 (a)(b)		203	114,712
Hillmark Funding Ltd., Series 2006-1A, Class A1, 0.63%, 5/21/21 (a)(b)		4,266	4,185,408
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		115	114,554
ING Investment Management CLO Ltd., Series 2012-1RA, Class A1R, 1.54%, 3/14/22 (a)(b)		22,224	22,127,657
Invitation Homes Trust:
Series 2014-SFR3, Class A, 1.56%, 12/17/31 (a)(b)		9,780	9,599,399
Series 2015-SFR2, Class A, 1.70%, 6/17/32 (a)(b)		20,373	20,058,943
Series 2015-SFR3, Class A, 1.65%, 8/17/32 (a)(b)		28,128	27,593,226
LCM XII LP, Series 12A, Class AR, 1.58%, 10/19/22 (a)(b)		29,750	29,484,407
LCM XIV LP, Series 14A, Class A, 1.47%, 7/15/25 (a)(b)		2,100	2,060,100
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 3.50%, 10/01/27 (a)		16,510	16,476,980
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.10%, 4/22/22 (a)(b)		1,900	1,899,655
Series 2012-8AR, Class DR, 4.15%, 4/22/22 (a)(b)		1,000	974,883
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3.92%, 7/25/26 (a)(b)		1,750	1,622,831
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 1.03%, 9/16/24 (a)(b)		2,629	2,596,088

BLACKROCK FUNDS II	DECEMBER 31, 2015	57

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Asset-Backed Securities		Par (000)	Value
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class A, 1.92%, 10/15/19 (a)	USD	25,820	$25,595,017
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,285	3,229,945
OHA Park Avenue CLO I Ltd., Series 2007-1A, Class A1B, 0.73%, 3/14/22 (a)(b)		7,841	7,743,178
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		19,955	19,886,147
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		25,500	25,449,765
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		15,905	15,718,609
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.65%, 1/22/25 (a)(b)		14,270	14,158,694
Palmer Square CLO Ltd., Series 2014-1A, Class A1, 1.59%, 10/17/22 (a)(b)		14,914	14,871,419
PFS Financing Corp.:
Series 2014-AA, Class B, 1.28%, 2/15/19 (a)(b)		4,400	4,380,623
Series 2015-AA, Class A, 0.95%, 4/15/20 (a)(b)		10,015	9,842,632
Progress Residential Trust, Series 2015-SFR1, Class A, 1.76%, 2/17/32 (a)(b)		13,550	13,371,369
Regatta Funding Ltd., Series 2007-1A, Class A1L, 0.76%, 6/15/20 (a)(b)		973	969,568
Santander Drive Auto Receivables Trust:
Series 2011-4, Class E, 7.20%, 11/15/18		12,295	12,481,125
Series 2012-1, Class E, 6.77%, 2/15/19 (a)		16,945	17,301,325
Series 2012-2A, Class E, 5.95%, 4/15/19 (a)		19,455	19,891,718
Series 2012-3, Class C, 3.01%, 4/16/18		6,142	6,160,692
Series 2012-5, Class C, 2.70%, 8/15/18		2,003	2,012,928
Series 2012-6, Class C, 1.94%, 3/15/18		1,334	1,335,343
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		13,400	13,545,494
Series 2014-2, Class C, 2.33%, 11/15/19		4,602	4,608,905
Series 2014-4, Class C, 2.60%, 11/16/20		10,065	10,081,919
Series 2014-5, Class C, 2.46%, 6/15/20		12,525	12,560,235
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		725	726,362
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		656	656,481
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.37%, 4/15/25 (a)(b)		3,300	3,229,432
Silver Bay Realty Trust, Series 2014-1, Class A, 1.35%, 9/17/31 (a)(b)		11,066	10,789,561
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.49%, 7/15/36 (b)		1,821	1,805,034
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.91%, 3/15/22 (b)		2,335	2,292,665
Series 2004-A, Class A3, 0.91%, 6/15/33 (b)		3,479	3,254,884
Series 2004-B, Class A2, 0.71%, 6/15/21 (b)		2,606	2,582,738
Series 2004-B, Class A3, 0.84%, 3/15/24 (b)		6,000	5,662,071
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.83%, 1/15/43 (a)(b)		6,258	6,445,225
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		7,950	8,139,851
Series 2011-C, Class A1, 1.73%, 12/15/23 (a)(b)		477	477,299

Asset-Backed Securities		Par (000)	Value
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)	USD	8,725	$9,091,346
Series 2012-C, Class A1, 1.43%, 8/15/23 (a)(b)		2,169	2,170,596
Series 2012-E, Class A2B, 2.08%, 6/15/45 (a)(b)		10,725	10,805,340
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		3,500	3,404,027
Series 2013-C, Class A1, 1.18%, 2/15/22 (a)(b)		8,722	8,714,255
Series 2014-A, Class A2B, 1.48%, 1/15/26 (a)(b)		2,500	2,483,598
SLM Student Loan Trust:
Series 2003-11, Class A6, 1.26%, 12/15/25 (a)(b)		11,900	11,483,500
Series 2013-4, Class A, 0.97%, 6/25/27 (b)		11,297	10,952,124
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 1.62%, 3/25/33 (a)(b)		16,326	16,104,926
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		20,825	20,527,850
Soundview Home Loan Trust, Series 2003-2, Class A2, 1.72%, 11/25/33 (b)		881	870,764
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		14,130	14,098,885
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		20,000	19,857,286
SWAY Residential Trust, Series 2014-1, Class A, 1.65%, 1/17/20 (a)(b)		12,659	12,416,593
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.61%, 11/16/20		40,605	40,475,259
Series 2015-2, Class A, 1.60%, 4/15/21		8,325	8,265,609
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.57%, 5/17/32 (a)(b)		14,885	14,578,863
Tryon Park CLO Ltd., Series 2013-1A, Class A1, 1.44%, 7/15/25 (a)(b)		5,070	4,992,145
Voya CLO Ltd., Series 2013-1A, Class A1, 1.46%, 4/15/24 (a)(b)		2,500	2,469,019
Westbrook CLO Ltd., Series 2006-1A, Class A1, 0.81%, 12/20/20 (a)(b)		3,973	3,944,993
WG Horizons CLO, Series 2006-1A, Class A1, 0.67%, 5/24/19 (a)(b)		5,839	5,799,195
World Financial Network Credit Card Master Trust:
Series 2012-D, Class B, 3.34%, 4/17/23		5,630	5,780,158
Series 2015-A, Class A, 0.81%, 2/15/22 (b)		22,415	22,279,539

Total Asset-Backed Securities — 23.4%			1,189,503,368

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)		2,107	2,116,928
Airlines — 1.5%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (a)		7,422	7,570,758
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 5/01/22		887	922,491
Series 2003-ERJ1, Class RJO3, 7.88%, 1/02/20		200	208,029
Series 2009-1, 9.00%, 7/08/16		7,341	7,571,762
Series 2009-2, Class B, 9.25%, 5/10/17		8,869	9,490,137

58	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds	Par (000)		Value
Airlines (continued)
Delta Air Lines Pass-Through Trust:
Series 2010-1, Class B, 6.38%, 7/02/17 (a)	USD	6,250	$6,273,437
Series 2012-1, Class B, 6.88%, 5/07/19 (a)		3,407	3,662,145
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 5/20/23		1,115	1,161,841
U.S. Airways Pass-Through Trust:
Series 2011-1, Class B, 9.75%, 10/22/18		10,928	12,212,008
Series 2012-1, Class B, 8.00%, 4/01/21		5,426	5,859,767
Series 2012-2, Class C , 5.45%, 6/03/18		1,500	1,507,500
UAL Pass-Through Trust, Series 2009-2B, 12.00%, 1/15/16 (a)		1,711	1,728,217
Virgin Australia Trust:
Series 2013-1A, 5.00%, 10/23/23 (a)		6,834	7,055,774
Series 2013-1B, 6.00%, 4/23/22 (a)		11,656	11,830,681

			77,054,547
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		5,500	5,527,500
4.88%, 3/15/19		13,750	13,626,250

			19,153,750
Automobiles — 0.2%
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (a)		10,980	10,542,535
Banks — 9.7%
Associated Banc-Corp., 2.75%, 11/15/19		1,865	1,851,177
Bank of America Corp.:
5.42%, 3/15/17		3,565	3,710,784
2.63%, 10/19/20		5,050	4,986,476
Series L, 2.60%, 1/15/19		42,700	42,839,159
Series L, 2.65%, 4/01/19		41,875	41,977,133
Bank of Nova Scotia, 1.95%, 1/30/17 (a)		65,000	65,525,135
Barclays PLC, 2.00%, 3/16/18		26,230	26,073,459
CIT Group, Inc.:
4.25%, 8/15/17		15,455	15,802,737
5.25%, 3/15/18		15,000	15,487,500
Citigroup, Inc.:
1.70%, 4/27/18		9,000	8,910,783
1.75%, 5/01/18		15,000	14,873,130
2.05%, 12/07/18		11,875	11,812,264
Citizens Bank N.A., 2.30%, 12/03/18		6,790	6,781,981
HSBC USA, Inc.:
1.70%, 3/05/18		17,690	17,591,254
2.00%, 8/07/18		6,440	6,438,396
Huntington Bancshares, Inc., 2.60%, 8/02/18		2,000	2,002,310
Huntington National Bank, 2.20%, 11/06/18		2,270	2,263,726
ING Bank NV:
1.80%, 3/16/18 (a)		11,720	11,690,325
2.00%, 11/26/18 (a)		6,500	6,473,278
Intesa Sanpaolo SpA, 3.13%, 1/15/16		12,490	12,496,232
JPMorgan Chase & Co.:
1.63%, 5/15/18		39,225	38,933,951
2.35%, 1/28/19		28,309	28,429,087
Series H, 1.70%, 3/01/18		11,000	10,946,661
Royal Bank of Canada, 1.20%, 9/19/17		43,370	43,164,990
Santander Bank N.A., 8.75%, 5/30/18		15,107	17,050,440
Westpac Banking Corp., 1.38%, 5/30/18 (a)		35,000	34,585,740

			492,698,108
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		1,214	1,292,910

Corporate Bonds	Par (000)		Value
Capital Markets — 3.1%
American Capital, Ltd., 6.50%, 9/15/18 (a)	USD	7,181	$7,396,430
Credit Suisse AG, 1.70%, 4/27/18		22,775	22,611,476
Goldman Sachs Group, Inc.:
2.90%, 7/19/18		52,061	53,078,584
2.75%, 9/15/20		3,595	3,592,638
Morgan Stanley:
4.75%, 3/22/17		8,000	8,286,552
5.55%, 4/27/17		1,400	1,468,937
2.50%, 1/24/19		6,242	6,276,075
2.38%, 7/23/19		30,337	30,235,341
UBS AG, 1.80%, 3/26/18		22,440	22,402,435

			155,348,468
Commercial Services & Supplies — 0.3%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		14,855	14,966,413
4.63%, 1/31/18 (a)		1,000	1,020,000

			15,986,413
Communications Equipment — 0.0%
CommScope, Inc., 4.38%, 6/15/20 (a)		1,925	1,939,437
Consumer Finance — 3.7%
Ally Financial, Inc.:
5.50%, 2/15/17		15,000	15,450,000
6.25%, 12/01/17		3,254	3,412,633
3.25%, 2/13/18		17,500	17,412,500
3.25%, 11/05/18		7,500	7,359,375
Capital One Financial Corp.:
3.15%, 7/15/16		10,000	10,092,430
6.75%, 9/15/17		2,000	2,145,702
Capital One N.A., 2.35%, 8/17/18		40,050	40,125,254
Ford Motor Credit Co. LLC:
3.98%, 6/15/16		1,790	1,809,871
1.72%, 12/06/17		47,000	46,276,059
General Motors Financial Co., Inc.:
3.00%, 9/25/17		10,000	10,034,150
3.25%, 5/15/18		1,450	1,457,259
3.10%, 1/15/19		15,690	15,667,202
3.70%, 11/24/20		4,750	4,762,849
Synchrony Financial:
1.88%, 8/15/17		6,700	6,669,287
2.60%, 1/15/19		6,785	6,760,621

			189,435,192
Diversified Financial Services — 0.9%
CNH Industrial Capital LLC:
6.25%, 11/01/16		7,500	7,640,625
4.38%, 11/06/20		5,905	5,565,463
Hyundai Capital America, 2.40%, 10/30/18 (a)		4,395	4,381,367
Voya Financial, Inc., 2.90%, 2/15/18		26,479	26,765,238

			44,352,693
Diversified Telecommunication Services — 1.0%
AT&T Inc., 2.45%, 6/30/20		4,570	4,500,646
Verizon Communications, Inc.:
3.65%, 9/14/18		26,724	27,945,046
6.35%, 4/01/19		2,953	3,322,225
2.63%, 2/21/20		15,811	15,865,975
Windstream Services LLC, 7.88%, 11/01/17		704	720,199

			52,354,091
Electric Utilities — 0.1%
Exelon Corp., 1.55%, 6/09/17		5,335	5,312,502
Kentucky Power Co., 6.00%, 9/15/17 (a)		1,000	1,065,590

			6,378,092

BLACKROCK FUNDS II	DECEMBER 31, 2015	59

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	USD	6,642	$6,808,050
Energy Equipment & Services — 0.3%
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)		12,675	12,592,727
Health Care Equipment & Supplies — 0.3%
St. Jude Medical, Inc., 2.00%, 9/15/18		12,275	12,252,230
Zimmer Biomet Holdings, Inc., 2.00%, 4/01/18		3,930	3,905,787

			16,158,017
Health Care Providers & Services — 0.2%
HCA, Inc., 3.75%, 3/15/19		8,400	8,463,000
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., 1.20%, 2/05/16		3,000	3,000,933
McDonald’s Corp., 2.75%, 12/09/20		1,420	1,419,022
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	3,967	6,079,858
Series M, 7.40%, 3/28/24		4,920	7,289,374

			17,789,187
Household Durables — 0.2%
D.R. Horton, Inc.:
4.75%, 5/15/17	USD	1,980	2,036,925
3.75%, 3/01/19		2,135	2,135,000
Lennar Corp., 4.75%, 12/15/17		4,332	4,451,130
Toll Brothers Finance Corp., 8.91%, 10/15/17		1,710	1,906,650

			10,529,705
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., 3.41%, 6/01/19 (b)		9,234	8,472,195
Insurance — 0.6%
Aon Corp., 3.13%, 5/27/16		7,841	7,901,721
AXIS Specialty Finance PLC, 2.65%, 4/01/19		13,545	13,487,380
Genworth Holdings, Inc.:
6.52%, 5/22/18		5,750	5,606,250
7.70%, 6/15/20		3,033	2,851,020

			29,846,371
IT Services — 0.6%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)		29,853	29,836,342
Machinery — 0.5%
Case New Holland Industrial, Inc., 7.88%, 12/01/17		18,000	19,035,000
Manitowoc Co., Inc., 8.50%, 11/01/20		7,750	8,021,250

			27,056,250
Media — 1.5%
Cablevision Systems Corp., 8.63%, 9/15/17		1,973	2,076,583
CCO Safari II LLC, 3.58%, 7/23/20 (a)		19,183	19,068,075
DISH DBS Corp.:
4.63%, 7/15/17		1,820	1,856,400
4.25%, 4/01/18		5,000	5,012,500
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		13,816	13,773,571
Omnicom Group, Inc., 5.90%, 4/15/16		4,192	4,245,536
Sky PLC:
6.10%, 2/15/18 (a)		9,277	9,989,910
2.63%, 9/16/19 (a)		20,595	20,499,851

			76,522,426
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		1,900	1,847,750
Oil, Gas & Consumable Fuels — 0.5%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (b)		7,372	6,597,940

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp., 2.70%, 12/14/18	USD	12,670	$12,528,641
Sabine Pass LNG LP, 7.50%, 11/30/16		7,740	7,701,300

			26,827,881
Pharmaceuticals — 1.4%
AbbVie, Inc.:
1.75%, 11/06/17		9,170	9,152,201
1.80%, 5/14/18		12,780	12,721,161
Actavis Funding SCS, 2.45%, 6/15/19		1,650	1,632,160
Actavis, Inc., 1.88%, 10/01/17		12,629	12,613,959
Forest Laboratories LLC, 4.38%, 2/01/19 (a)		25,000	26,189,400
Perrigo Co. PLC, 2.30%, 11/08/18		7,306	7,202,291
Zoetis, Inc., 1.15%, 2/01/16		2,000	1,999,644

			71,510,816
Real Estate Investment Trusts (REITs) — 0.7%
HCP, Inc.:
5.63%, 5/01/17		7,320	7,656,713
6.70%, 1/30/18		5,440	5,915,287
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,728,691
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		11,890	11,831,941
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		7,665	7,599,234

			34,731,866
Road & Rail — 1.0%
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)		6,000	6,443,202
Kansas City Southern, 1.02%, 10/28/16 (a)(b)		14,000	13,833,316
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)		12,000	12,020,760
3.75%, 5/11/17 (a)		1,460	1,489,470
3.38%, 3/15/18 (a)		5,000	5,078,990
2.88%, 7/17/18 (a)		6,748	6,790,472
3.05%, 1/09/20 (a)		5,346	5,301,746

			50,957,956
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 2.50%, 11/15/18		18,000	18,003,222
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (a)		2,167	2,177,835

			20,181,057
Specialty Retail — 0.4%
QVC, Inc., 3.13%, 4/01/19		19,780	19,522,405
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18		6,000	5,955,000
Tobacco — 0.8%
Reynolds American, Inc.:
3.50%, 8/04/16		15,000	15,160,170
2.30%, 8/21/17		4,913	4,951,238
2.30%, 6/12/18		7,025	7,069,124
3.25%, 6/12/20		12,664	12,870,461

			40,050,993
Trading Companies & Distributors — 1.4%
Air Lease Corp.:
2.13%, 1/15/18		21,140	20,770,050
2.63%, 9/04/18		8,975	8,871,437
3.38%, 1/15/19		3,500	3,517,500
Aircastle Ltd., 6.75%, 4/15/17		16,732	17,453,651
GATX Corp., 1.25%, 3/04/17		9,600	9,503,827
International Lease Finance Corp.: 6.75%, 9/01/16 (a)		8,280	8,507,700

60	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
7.13%, 9/01/18 (a)	USD	3,680	$4,034,200

			72,658,365
Wireless Telecommunication Services — 0.5%
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		21,500	22,628,750
Total Corporate Bonds — 33.0%			1,679,600,273

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,404	7,610,462
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		9,393	9,366,542

			16,977,004
Total Floating Rate Loan Interests — 0.3%			16,977,004

Foreign Government Obligations		Par (000)	Value
Cyprus — 0.4%
Republic of Cyprus:
4.75%, 6/25/19	EUR	9,815	11,466,495
4.63%, 2/03/20		8,454	9,839,465

			21,305,960
Denmark — 1.0%
Kingdom of Denmark, 1.75%, 11/15/25	DKK	338,315	53,159,774
Iceland — 0.2%
Republic of Iceland:
4.88%, 6/16/16 (a)	USD	4,147	4,209,251
4.88%, 6/16/16		7,612	7,726,264

			11,935,515
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25 (a)		1,078	1,028,196
Republic of Indonesia:
4.75%, 1/08/26 (a)		1,283	1,267,170
6.63%, 2/17/37		311	325,861

			2,621,227
Italy — 0.3%
Republic of Italy, 5.25%, 9/20/16		14,012	14,392,244
Mexico — 0.0%
United Mexican States, 4.75%, 6/14/18	MXN	3,853	224,626
Poland — 0.1%
Republic of Poland:
3.25%, 7/25/25	PLN	5,194	1,361,854
2.50%, 7/25/26		9,244	2,218,393

			3,580,247
Russia — 0.0%
Russian Federation:
7.00%, 8/16/23	RUB	9,880	116,971
5.63%, 4/04/42	USD	800	756,800

			873,771
Slovenia — 1.1%
Republic of Slovenia:
4.75%, 5/10/18 (a)		34,270	36,360,470

Foreign Government Obligations		Par (000)	Value
Slovenia (Continued)
2.25%, 3/25/22	EUR	15,260	$17,789,209

			54,149,679
Total Foreign Government Obligations — 3.2%			162,243,043

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.2%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 3.05%, 11/25/33 (b)	USD	942	940,297
BCAP LLC Trust, Series 2010-RR2, Class 1A3, 2.53%, 6/26/45 (a)(b)		5,738	5,675,327
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.14%, 7/25/34 (b)		1,398	1,399,397
Series 2004-7, Class 4A, 2.82%, 10/25/34 (b)		241	238,985
Berica ABS Srl, Series 2012-2, Class A1, 0.19%, 11/30/51 (b)	EUR	3,914	4,233,039
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.47%, 12/25/35 (a)(b)(c)	USD	39	38,271
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.96%, 2/25/35 (b)		778	735,576
Series 2005-17, Class 1A6, 5.50%, 9/25/35		2,116	2,083,146
Series 2005-HYB8, Class 2A1, 2.81%, 12/20/35 (b)		1,738	1,515,168
Crusade Global Trust, Series 2006-2, Class A1, 0.42%, 11/15/37 (b)		14,234	14,182,323
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 2.73%, 2/25/35 (b)		318	315,957
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.78%, 12/22/54 (a)(b)		4,809	4,815,370
MortgageIT Trust, Series 2004-1, Class A1, 1.20%, 11/25/34 (b)		2,671	2,527,918
National RMBS Trust, Series 2012-2, Class A1, 3.42%, 6/20/44 (b)	AUD	2,602	1,917,664
Rochester Financing No.1 PLC, Series 1, Class A1, 2.03%, 7/16/46 (b)	GBP	4,244	6,248,813
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.52%, 9/25/34 (b)	USD	1,602	1,384,053
TORRENS Trust, Series 2013-1, Class A, 3.01%, 4/12/44 (b)	AUD	14,639	10,653,547
Walsh Acceptance, Series 1997-2, Class A, 2.42%, 3/01/27 (a)(b)	USD	16	4,919

			58,909,770
Commercial Mortgage-Backed Securities — 10.3%
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		2,710	2,747,938
Series 2007-2, Class AM, 5.63%, 4/10/49 (b)		4,150	4,283,608
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		6,719	6,989,679
Barclays Commercial Mortgage Trust, Series 2015-SLP, Class D, 3.53%, 2/15/28 (a)(b)		5,000	4,936,951
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		489	488,520
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		5,000	5,305,962

BLACKROCK FUNDS II	DECEMBER 31, 2015	61

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.73%, 12/15/27 (a)(b)	USD	18,255	$18,140,490
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		13,674	13,956,596
Citigroup/Deutsche Bank Mortgage Trust, Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		5,970	6,223,886
Commercial Mortgage Pass-Through Certificates:
Series 2012-9W57, Class A, 2.36%, 2/10/29 (a)		9,490	9,551,921
Series 2013-CR12, Class A2, 2.90%, 10/10/46		19,170	19,540,104
Series 2014-FL5, Class B, 2.48%, 9/15/16 (a)(b)		5,800	5,813,883
Series 2014-KYO, Class F, 3.80%, 6/11/27 (a)(b)		8,810	8,718,101
Series 2015-CR23, Class A2, 2.85%, 5/10/48		16,620	16,840,017
Series 2015-LC21, Class A2, 2.98%, 7/10/48		32,500	33,050,885
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Class AJ, 5.46%, 2/15/39 (b)		6,798	6,792,121
Series 2006-C2, Class AM, 5.66%, 3/15/39 (b)		6,015	6,016,460
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,815	4,905,033
Series 2007-C4, Class A1AM, 5.95%, 9/15/39 (b)		4,500	4,710,011
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)		1,600	1,628,696
Series 2008-C1, Class A2, 6.07%, 2/15/41 (b)		706	707,655
Series 2015-DEAL, Class A, 1.65%, 4/15/29 (a)(b)		8,000	7,978,814
Del Coronado Trust, Series 2013-HDC, Class A, 1.13%, 3/15/26 (a)(b)		5,750	5,724,929
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.71%, 6/17/49 (a)(b)		14,940	15,429,431
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)		5,000	5,138,631
GS Mortgage Securities Trust:
Series 2007-GG10, Class A1A, 5.79%, 8/10/45 (b)		8,361	8,693,881
Series 2014-GSFL, Class D, 4.23%, 7/15/31 (a)(b)		6,575	6,531,603
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		2,716	2,718,009
Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		14,610	14,604,242
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		4,600	4,674,460
Series 2007-LD11, Class ASB, 5.77%, 6/15/49 (b)		1,547	1,574,580
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,535	2,587,520
Series 2008-C2, Class A4FL, 1.82%, 2/12/51 (b)		11,295	11,151,208
Series 2014-FL6, Class A, 1.73%, 11/15/31 (a)(b)		14,000	13,920,992

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CSMO, Class A, 1.58%, 1/15/32 (a)(b)	USD	38,260	$38,057,092
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.90%, 7/15/44 (b)		4,045	4,245,863
LB-UBS Commercial Mortgage Trust:
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		5,295	5,419,878
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		9,813	10,095,422
Series 2007-C7, Class AM, 6.16%, 9/15/45 (b)		17,500	18,727,275
London & Regional Debt Securitisation PLC, Series 2, Class A, 3.58%, 10/15/18 (b)	GBP	3,718	5,469,561
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AM, 5.67%, 5/12/39 (b)	USD	3,100	3,111,966
Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		6,980	7,188,624
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49		3,095	3,176,326
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4FL, 0.45%, 2/12/44 (b)		15,730	15,519,728
Series 2007-HQ12, Class AM, 5.72%, 4/12/49 (b)		2,200	2,279,586
Series 2007-HQ13, Class A3, 5.57%, 12/15/44		10,221	10,635,987
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,795	3,895,420
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		8,500	8,879,126
Series 2012-C4, Class C, 5.52%, 3/15/45 (a)(b)		1,500	1,590,659
Series 2012-C4, Class D, 5.52%, 3/15/45 (a)(b)		2,000	2,056,988
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		1,686	1,704,677
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.40%, 4/15/32 (a)(b)		3,658	3,642,231
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		1,259	1,254,409
Talisman-6 Finance PLC, Series 6, Class A, 0.13%, 10/22/16 (b)	EUR	342	368,049
Triton European Loan Conduit No. 26 PLC, Series 26X, Class H, 1.43%, 10/25/19 (b)	GBP	1,993	2,755,308
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (a)	USD	936	934,912
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A4FL, 0.50%, 10/15/48 (a)(b)		20,049	19,888,011
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		1,300	1,315,816
Series 2006-C28, Class B, 5.67%, 10/15/48 (b)		190	185,957
Series 2007-C32, Class A1A, 5.71%, 6/15/49 (b)		11,346	11,744,424
Series 2007-C32, Class AMFL, 0.57%, 6/15/49 (a)(b)		13,164	12,910,139
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		15,555	16,206,624
Series 2007-C33, Class AJ, 5.95%, 2/15/51 (b)		1,150	1,172,028
Series 2007-C33, Class AM, 5.95%, 2/15/51 (b)		5,540	5,819,473
Series 2007-C34, Class A1A, 5.61%, 5/15/46 (b)		18,111	18,702,126

62	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH1, 3.08%, 1/15/27 (a)(b)	USD	3,500	$3,401,689
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		881	881,493

			525,313,684
Interest Only Commercial Mortgage-Backed Securities — 1.7%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.31%, 3/10/47 (b)		36,870	2,584,725
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 1.83%, 8/15/45 (b)		17,353	1,493,383
Series 2013-CR11, Class XA, 1.17%, 10/10/46 (b)		59,261	3,721,437
Series 2014-CR15, Class XA, 1.32%, 2/10/47 (b)		76,438	4,451,033
Series 2015-CR22, Class XA, 1.03%, 3/10/48 (b)		61,386	3,794,927
Series 2015-CR23, Class XA, 1.01%, 5/10/48 (b)		51,780	3,208,671
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (b)		131,167	6,786,524
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		157,420	6,866,660
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		100,000	4,167,000
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class XA, 1.06%, 1/15/47 (b)		54,029	2,902,758
Series 2015-C28, Class XA, 1.21%, 10/15/48 (b)		66,766	4,633,084
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.20%, 11/15/46 (b)		57,053	3,605,102
Series 2015-C23, Class A2, 2.98%, 7/15/50		25,100	25,550,289
TAURUS PLC, Series 2013-GMF1, Class DAC, 1.15%, 5/21/24	EUR	142,000	833,324
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, 1.71%, 5/10/63 (a)(b)	USD	55,526	3,531,936
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.81%, 5/25/36 (a)(b)		1,433	10,693
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 2.16%, 8/15/45 (a)(b)		31,446	2,630,251
Series 2014-C24, Class XA, 0.98%, 11/15/47 (b)		70,605	4,288,115

			85,059,912
Total Non-Agency Mortgage-Backed Securities — 13.2%			669,283,366

Taxable Municipal Bonds — 0.2%		Par (000)	Value
Iowa Finance Authority RB, 5.00%, 12/01/19		7,990	8,448,866

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.2%
Fannie Mae:
Series 1997-20, Class FB, 0.73%, 3/25/27 (b)	USD	295	$289,623
Series 2002-T6, Class A1, 3.31%, 2/25/32		133	134,675
Series 2011-48, Class MG, 4.00%, 6/25/26 (d)		4,616	4,926,232
Series 2011-84, Class MG, 4.00%, 9/25/26 (d)		5,772	6,131,814
Series 2014-C02, Class 1M1, 1.37%, 5/25/24 (b)		4,298	4,251,500
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		171	186,701
Series 2014-DN4, Class M1, 1.62%, 10/25/24 (b)		162	161,626
Series 2577, Class UC, 5.00%, 2/15/18		105	108,148
Series 3710, Class MG, 4.00%, 8/15/25 (d)		2,693	2,864,763
Series 3959, Class MA, 4.50%, 11/15/41		6,062	6,560,753
Series 3986, Class M, 4.50%, 9/15/41		6,292	6,773,623
Series 4390, Class CA, 3.50%, 6/15/50		14,151	14,684,115
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		12,683	13,134,032

			60,207,605
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2012-M9, Class X1, 4.02%, 12/25/17 (b)		54,559	2,896,976
Series 2013-M4, Class X1, 3.89%, 2/25/18 (b)		24,840	1,459,451
Series 2013-M5, Class X2, 2.33%, 1/25/22 (b)		30,267	2,884,529
Freddie Mac:
Series K044, Class X1, 0.76%, 1/25/25		54,999	2,992,926
Series K718, Class X1, 0.65%, 1/25/22		13,001	435,458
Ginnie Mae, Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		39,355	2,505,637

			13,174,977
Mortgage-Backed Securities — 7.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/31 (e)		29,870	30,106,125
2.88%, 9/01/45 (b)		23,368	23,831,204
2.92%, 11/01/45 (b)		1,647	1,686,348
3.00%, 1/01/31 (e)		57,120	58,830,095
3.16%, 6/01/45 (b)		28,273	29,078,732
3.50%, 1/01/31 (e)		64,660	67,713,698
3.60%, 9/01/42 (b)		17,012	17,730,703
4.00%, 1/01/31 (e)		21,255	22,161,660
4.50%, 1/01/31 (e)		10,490	10,839,784
5.00%, 4/01/21		3	2,792
5.50%, 6/01/20-10/01/21 (f)		1,040	1,114,829
6.00%, 2/01/17		3	2,936
6.50%, 4/01/21		176	185,846
7.00%, 5/01/16-11/01/17		29	29,038
7.50%, 3/01/16-8/01/16		5	5,210
Freddie Mac Mortgage-Backed Securities:
2.95%, 10/01/45 (b)		10,043	10,216,055

BLACKROCK FUNDS II	DECEMBER 31, 2015	63

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 1/01/31 (e)	USD	50,215	$51,745,232
3.50%, 1/01/31 (e)		43,215	45,169,126

			370,449,413
Total U.S. Government Sponsored Agency Securities — 8.7%			443,831,995

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
0.38%, 10/31/16		150,000	149,537,100
1.00%, 10/31/16 (g)		230,535	230,985,235
0.63%, 11/15/16 (g)		360,000	359,521,920
0.50%, 11/30/16 (g)		250,000	249,336,000
0.88%, 12/31/16		100,000	100,062,500
1.25%, 12/15/18		90,000	89,810,190
Total U.S. Treasury Obligations — 23.2%			1,179,252,945
Total Long-Term Investments (Cost — $5,401,637,692) — 105.2%			5,349,140,860

Short-Term Securities		Par (000)	Value
Foreign Agency Obligations
Mexico Cetes:
3.33%, 2/11/16 (h)	MXN	1,990,670	115,101,819
3.24%, 2/18/16 (h)		609,230	35,205,588

			150,307,407

Money Market Funds — 0.7%		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(i)		35,363,462	35,363,462

Repurchase Agreements		Par (000)	Value
Barclays Capital, Inc., 0.77% (b)	USD	69,000	69,000,000

Open (Purchased on 3/19/15 to be repurchased at $69,357,428, collateralized by various Commercial Mortgage-Backed and Asset-Backed Securities, 0.30% to 6.50% due from 2/25/21 to 10/13/48, aggregate original par and fair value of $392,659,149 and $78,796,209, respectively)

Repurchase Agreements		Par (000)	Value
Merrill Lynch Pierce Fenner & Smith, Inc., 0.92% (b)	USD	135,000	135,000,000

Open (Purchased on 3/02/15 to be repurchased at $135,743,166, collateralized by various Commercial Mortgage-Backed and Asset-Backed Securities, 3.23% to 5.07% due from 6/28/19 to 4/25/55, aggregate original par and fair value of $367,789,823 and $155,250,000, respectively)

Mizuho Securities USA, Inc., 1.71% (b)		50,000	50,000,000

Open (Purchased on 8/14/15 to be repurchased at $50,089,434, collateralized by various U.S. Treasury Bills and U.S. Treasury Notes, 2.38% to 3.13% due from 2/28/17 to 11/15/41, aggregate original par and fair value of $49,463,200 and $51,000,034, respectively)

Total Repurchase Agreements (Cost — $254,000,000) — 5.0%			254,000,000
Total Short-Term Securities (Cost — $441,752,923) — 8.6%			439,670,869

Options Purchased			Value
(Cost — $3,570,649) — 0.0%			114,746
Total Investments Before TBA Sale Commitments and Options Written (Cost — $5,846,961,264*) — 113.8%			5,788,926,475

TBA Sale Commitments (e)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities, 3.00%, 1/01/31		7,200	(7,417,030)
Total TBA Sale Commitments (Proceeds — $7,411,922) — (0.1)%			(7,417,030)

Options Written			Value
(Premiums Received — $ 2,995,335) — (0.0)%			(50,138)
Total Investments Net of TBA Sale Commitments and Options Written — 113.7%			5,781,459,307
Liabilities in Excess of Other Assets — (13.7)%			(695,168,738)

Net Assets — 100.0%			$5,086,290,569

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,847,363,463

Gross unrealized appreciation	$40,763,747
Gross unrealized depreciation	(99,200,735)

Net unrealized depreciation	$(58,436,988)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	During the period ended December 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of

64	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

       1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2015	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at December 31, 2015	Value at December 31, 2015	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,377,592	33,985,870	[1]	—	35,363,462	$35,363,462	$13,019	$1,108
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 39,806	—		(1,198)	$38,608	$38,271	$1,335	$7
iShares 1-3 Year Credit Bond ETF	50,000	190,270		(240,270)	—	—	$48,134	$(142,108)

[1]	Represents net shares purchased.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$6,329,644	$ (5,306)
Citigroup Global Markets, Inc.	$2,235,410	$ (7,827)
Deutsche Bank Securities, Inc.	$11,655,255	$ (18,692)
Goldman Sachs & Co.	$35,694,919	$ (64,537)
J.P. Morgan Securities LLC	$144,608,004	$ (188,761)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$51,597,219	$ (70,418)
Morgan Stanley & Co. LLC	$6,096,386	$ 2,233
RBC Capital Markets, LLC	$6,390,118	$ (4,366)
Wells Fargo Securities, LLC	$14,541,735	$ (35,122)

(f)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(g)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(h)	Rates are discount rates or a range of discount rates at the time of purchase.

(i)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

       Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
BNP Paribas Securities Corp.	0.20%	11/27/15	Open	$138,000,000	$138,029,133	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	0.22%	12/10/15	Open	249,375,000	249,393,288	U.S. Treasury Obligations	Open/Demand
J.P. Morgan Securities LLC	0.55%	12/31/15	Open	25,093,750	25,095,284	U.S. Treasury Obligations	Open/Demand
Total				$412,468,750	$412,517,705

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

       Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(144)	Euro-Bobl	March 2016	USD	20,448,917	$ 27,794
(334)	Euro-Bund	March 2016	USD	57,321,234	235,366
(5)	U.S. Treasury Bonds (30 Year)	March 2016	USD	768,750	(2,195)
(905)	U.S. Treasury Notes (10 Year)	March 2016	USD	113,945,156	132,166
6,785	U.S. Treasury Notes (2 Year)	March 2016	USD	1,473,935,241	(2,554,256)
(966)	U.S. Treasury Notes (5 Year)	March 2016	USD	114,297,422	132,418
(11)	U.S. Ultra Treasury Bonds	March 2016	USD	1,745,563	(22,493)
Total					$(2,051,200)

BLACKROCK FUNDS II	DECEMBER 31, 2015	65

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	292,662,909	USD	412,300	Credit Suisse International	1/04/16	$537
USD	412,300	CLP	291,021,955	BNP Paribas S.A.	1/04/16	1,778
USD	600,000	ZAR	8,742,900	BNP Paribas S.A.	1/04/16	35,091
USD	400,000	ZAR	5,765,440	State Street Bank and Trust Co.	1/04/16	27,475
ZAR	14,444,700	USD	1,000,000	Deutsche Bank AG	1/04/16	(66,677)
BRL	775,589	USD	197,000	Goldman Sachs International	1/05/16	(1,318)
BRL	945,511	USD	243,500	Goldman Sachs International	1/05/16	(4,946)
BRL	1,186,785	USD	295,000	Royal Bank of Scotland PLC	1/05/16	4,428
BRL	914,586	USD	243,500	UBS AG	1/05/16	(12,748)
MXN	8,107,036	USD	488,936	Goldman Sachs International	1/05/16	(18,716)
USD	197,000	BRL	781,814	BNP Paribas S.A.	1/05/16	(253)
USD	295,000	BRL	1,174,661	BNP Paribas S.A.	1/05/16	(1,369)
USD	487,000	BRL	1,917,563	Deutsche Bank AG	1/05/16	3,196
USD	488,936	MXN	8,381,813	Goldman Sachs International	1/05/16	2,778
EUR	27,518,000	USD	29,900,206	Commonwealth Bank of Australia	1/06/16	9,642
EUR	27,946,000	USD	29,745,913	Royal Bank of Scotland PLC	1/06/16	629,137
USD	17,012,122	AUD	23,643,000	Standard Chartered Bank	1/06/16	(211,257)
USD	52,040,220	DKK	366,577,972	Goldman Sachs International	1/06/16	(1,350,408)
USD	100,282,543	EUR	94,677,000	UBS AG	1/06/16	(2,623,727)
USD	25,979,435	GBP	17,290,000	BNP Paribas S.A.	1/06/16	489,993
EUR	304,500	USD	335,302	Citibank N.A.	1/07/16	(4,327)
EUR	304,000	USD	333,579	Goldman Sachs International	1/07/16	(3,147)
EUR	305,000	USD	333,949	Royal Bank of Scotland PLC	1/07/16	(2,430)
USD	335,623	EUR	304,500	Goldman Sachs International	1/07/16	4,648
MXN	8,496,715	USD	492,000	Goldman Sachs International	1/08/16	712
TWD	22,777,960	USD	697,000	HSBC Bank PLC	1/11/16	(3,505)
USD	697,000	TWD	23,042,820	JPMorgan Chase Bank N.A.	1/11/16	(4,559)
EUR	421,266	RUB	33,749,695	BNP Paribas S.A.	1/12/16	(2,815)
EUR	191,484	RUB	14,962,589	Deutsche Bank AG	1/12/16	3,883
EUR	306,375	RUB	23,838,273	Deutsche Bank AG	1/12/16	7,605
EUR	408,500	RUB	31,434,075	JPMorgan Chase Bank N.A.	1/12/16	14,922
JPY	72,843,576	USD	598,000	UBS AG	1/12/16	8,201
RUB	23,040,120	EUR	303,000	BNP Paribas S.A.	1/12/16	(14,833)
RUB	36,328,492	EUR	514,000	BNP Paribas S.A.	1/12/16	(62,788)
RUB	39,462,121	EUR	510,625	Deutsche Bank AG	1/12/16	(16,338)
USD	598,000	JPY	72,156,533	Standard Chartered Bank	1/12/16	(2,484)
CAD	813,622	USD	592,500	Royal Bank of Scotland PLC	1/15/16	(4,476)
COP	1,315,241,310	USD	393,000	Credit Suisse International	1/15/16	20,663
PLN	6,239,613	USD	1,573,282	Standard Chartered Bank	1/15/16	16,801
PLN	10,698,354	USD	2,706,531	Standard Chartered Bank	1/15/16	19,804
TRY	1,208,698	USD	405,000	Deutsche Bank AG	1/15/16	7,601
USD	393,000	COP	1,297,686,000	Credit Suisse International	1/15/16	(15,142)
USD	3,663,065	EUR	3,321,025	Royal Bank of Scotland PLC	1/15/16	52,559
USD	7,418,867	PLN	29,991,513	Citibank N.A.	1/15/16	(224,075)
USD	492,311	PLN	1,947,233	Goldman Sachs International	1/15/16	(3,916)
USD	405,000	TRY	1,224,277	Goldman Sachs International	1/15/16	(12,919)
USD	547,500	ZAR	8,643,656	JPMorgan Chase Bank N.A.	1/15/16	(9,844)

66	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	408,500	RUB	31,695,515	Deutsche Bank AG	1/18/16	$12,149
RUB	32,010,060	EUR	408,500	Deutsche Bank AG	1/18/16	(7,873)
MXN	5,122,203	USD	295,000	Goldman Sachs International	1/19/16	1,786
MXN	5,125,648	USD	295,000	Goldman Sachs International	1/19/16	1,986
USD	295,000	COP	980,403,000	Credit Suisse International	1/19/16	(13,222)
USD	590,000	MXN	10,267,485	Goldman Sachs International	1/19/16	(4,909)
MXN	945,886	USD	54,296	State Street Bank and Trust Co.	1/20/16	506
MXN	5,055,445	USD	296,915	State Street Bank and Trust Co.	1/20/16	(4,018)
USD	54,296	MXN	942,813	JPMorgan Chase Bank N.A.	1/20/16	(328)
USD	1,493,337	MXN	25,138,095	Royal Bank of Scotland PLC	1/20/16	36,918
CLP	205,490,320	USD	294,500	Credit Suisse International	1/21/16	(5,232)
CLP	206,512,235	USD	294,500	Credit Suisse International	1/21/16	(3,793)
USD	589,000	CLP	421,105,550	Credit Suisse International	1/21/16	(3,789)
MXN	6,371,529	USD	371,234	Citibank N.A.	1/26/16	(2,254)
RUB	33,886,606	EUR	421,266	BNP Paribas S.A.	1/26/16	2,709
BRL	1,180,590	USD	295,000	Goldman Sachs International	2/02/16	(84)
USD	295,000	BRL	1,198,998	Royal Bank of Scotland PLC	2/02/16	(4,515)
USD	52,587	RUB	3,691,252	BNP Paribas S.A.	2/09/16	2,574
USD	69,865	RUB	4,904,000	BNP Paribas S.A.	2/09/16	3,420
USD	116,256,115	MXN	1,990,669,730	Barclays Bank PLC	2/11/16	1,108,299
USD	90,494	MXN	1,551,357	Goldman Sachs International	2/18/16	803
USD	35,447,113	MXN	607,678,913	Goldman Sachs International	2/18/16	314,346
Total						$(1,882,084)

Exchange-Traded Options Purchased

Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Put	6/13/16	USD	97.88	4,011	$25,069
Euro Dollar 90-Day	Put	6/13/16	USD	98.63	4,011	25,069
Total						$50,138

OTC Options Purchased

Description	Put/Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
		Morgan Stanley
USD Currency	Call	Capital Services LLC	1/07/16	MXN	17.15	USD	890	$8,565
		JPMorgan Chase
USD Currency	Call	Bank N.A.	3/07/16	CAD	1.35	USD	1,185	39,385
		JPMorgan Chase
EUR Currency	Put	Bank N.A.	1/21/16	PLN	4.20	EUR	1,630	931
USD Currency	Put	Citibank N.A.	2/09/16	JPY	121.50	USD	983	15,727
Total								$64,608

Exchange-Traded Options Written

Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Put	6/13/16	USD	98.25	8,022	$(50,138)

BLACKROCK FUNDS II	DECEMBER 31, 2015	67

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.49%[1]	6-month EURIBOR	N/A	7/04/19	EUR	120,000	$1,694,200
0.45%[2]	6-month EURIBOR	N/A	7/04/19	EUR	120,000	(1,788,074)
1.62%[1]	3-month LIBOR	4/05/16	5/31/20	USD	122,830	(404,007)
1.66%[2]	3-month LIBOR	4/05/16	5/31/20	USD	156,050	269,632
1.63%[2]	3-month LIBOR	4/05/16	5/31/20	USD	89,390	262,702
Total						$34,453

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps - Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,967	$197,911	$94,779	$103,132
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,888	189,963	78,981	110,982
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,888	189,962	79,786	110,176
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/20	USD	903	200,515	93,718	106,797
Genworth Holdings, Inc.	1.00%	Goldman Sachs Bank USA	6/20/20	USD	1,684	373,939	165,085	208,854
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	442	98,148	46,804	51,344
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	2,086	50,748	16,390	34,358
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	2,086	58,615	24,737	33,878
Federation of Malaysia	1.00%	Bank of America N.A.	12/20/20	USD	380	14,385	20,499	(6,114)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/20	USD	490	50,143	50,099	44
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	351	13,296	17,904	(4,608)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	195	7,382	12,299	(4,917)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/20	USD	980	100,287	100,594	(307)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	300	11,349	17,011	(5,662)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	197	7,458	12,588	(5,130)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/20	USD	290	10,971	15,160	(4,189)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/20	USD	290	10,971	15,529	(4,558)
Republic of the Philippines	1.00%	Citibank N.A.	12/20/20	USD	1,066	4,655	(1,409)	6,064
Republic of the Philippines	1.00%	Citibank N.A.	12/20/20	USD	533	2,327	(206)	2,533
Republic of the Philippines	1.00%	Citibank N.A.	12/20/20	USD	529	2,309	(204)	2,513
Federation of Malaysia	1.00%	HSBC Bank PLC	12/20/20	USD	310	11,727	16,993	(5,266)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/20	USD	524	53,624	50,990	2,634
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	495	50,656	51,210	(554)
Total						$1,711,341	$979,337	$732,004

OTC Credit Default Swaps - Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Depreciation
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	2,086	$(50,748)	$(18,998)	$(31,750)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	2,086	(58,616)	(21,551)	(37,065)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	379	(22,508)	(19,293)	(3,215)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	296	(17,563)	(14,205)	(3,358)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	296	(17,564)	(13,998)	(3,566)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	296	(17,563)	(13,743)	(3,820)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	285	(16,882)	(14,835)	(2,047)
Republic of Indonesia	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	269	(15,961)	(13,484)	(2,477)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	1,172	(69,563)	(57,185)	(12,378)

68	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Depreciation
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	586	$(34,781)	$(29,092)	$(5,689)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	581	(34,502)	(28,859)	(5,643)
Republic of Indonesia	1.00%	Citibank N.A.	12/20/20	BB+	USD	369	(21,902)	(18,776)	(3,126)
Republic of Indonesia	1.00%	HSBC Bank PLC	12/20/20	BB+	USD	404	(23,951)	(20,530)	(3,421)
Russian Federation	1.00%	Barclays Bank PLC	12/20/20	BB+	USD	980	(89,935)	(81,082)	(8,853)
Total							$(492,039)	$(365,631)	$(126,408)

[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.70%[1]	Colombia Overnight Interbank Reference Rate	Credit Suisse International	2/25/16	COP	23,666,886	$2,119	—	$2,119
5.70%[1]	Colombia Overnight Interbank Reference Rate	Credit Suisse International	2/25/16	COP	12,502,844	1,119	—	1,119
5.70%[1]	Colombia Overnight Interbank Reference Rate	Credit Suisse International	2/25/16	COP	11,202,548	1,003	—	1,003
1.92%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	3,145,030	17,425	7,709	9,716
1.69%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	3,145,030	(5,007)	—	(5,007)
2.26%[1]	7-day China Fixing Repo Rates	Deutsche Bank AG	11/12/17	CNY	16,550	2,982	3	2,979
4.55%[2]	3-month KLIBOR	Citibank N.A.	9/11/20	MYR	4,385	(15,597)	64	(15,661)
4.34%[2]	3-month KLIBOR	Bank of America N.A.	9/18/20	MYR	4,380	(5,815)	65	(5,880)
4.51%[2]	3-month KLIBOR	Barclays Bank PLC	9/23/20	MYR	5,194	(15,577)	119	(15,696)
4.51%[2]	3-month KLIBOR	Citibank N.A.	9/23/20	MYR	3,571	(10,709)	82	(10,791)
4.77%[2]	3-month KLIBOR	Citibank N.A.	9/29/20	MYR	4,385	(24,289)	52	(24,341)
4.38%[2]	3-month KLIBOR	Bank of America N.A.	10/09/20	MYR	4,380	(8,938)	89	(9,027)
4.41%[2]	3-month KLIBOR	Citibank N.A.	10/20/20	MYR	6,475	(14,359)	54	(14,413)
4.41%[2]	3-month KLIBOR	Citibank N.A.	10/20/20	MYR	3,533	(7,834)	29	(7,863)
4.42%[2]	3-month KLIBOR	Citibank N.A.	10/20/20	MYR	3,140	(7,130)	26	(7,156)
4.33%[2]	3-month KLIBOR	Bank of America N.A.	11/06/20	MYR	4,380	(5,708)	79	(5,787)
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	10,282	(48)	(51)	3
6.32%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	20,635	(638)	(103)	(535)
6.32%[1]	28-day MXIBTIIE	Goldman Sachs Bank USA	8/06/25	MXN	30,867	(148)	(151)	3
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	10,120	866	48	818
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	10,120	866	48	818
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	37,565	3,675	178	3,497

BLACKROCK FUNDS II	DECEMBER 31, 2015	69

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Total					$(91,742)	$8,340	$(100,082)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,126,994,935	$62,508,433	$1,189,503,368
Corporate Bonds	—	1,679,600,273	—	1,679,600,273
Floating Rate Loan Interests	—	16,977,004	—	16,977,004
Foreign Government Obligations	—	162,243,043	—	162,243,043
Non-Agency Mortgage-Backed Securities	—	667,190,714	2,092,652	669,283,366
Taxable Municipal Bonds	—	8,448,866	—	8,448,866
U.S. Government Sponsored Agency Securities	—	443,831,995	—	443,831,995
U.S. Treasury Obligations	—	1,179,252,945	—	1,179,252,945
Short-Term Securities:
Foreign Agency Obligations	—	150,307,407	—	150,307,407
Money Market Funds	$35,363,462	—	—	35,363,462
Repurchase Agreements	—	254,000,000	—	254,000,000
Options Purchased:
Foreign Currency Exchange Contracts	—	64,608	—	64,608
Interest Rate Contracts	50,138	—	—	50,138
Liabilities:
Investments:
TBA Sale Commitments	—	(7,417,030)	—	(7,417,030)

Total	$35,413,600	$5,681,494,760	$64,601,085	$5,781,509,445

70	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$773,309	—	$773,309
Foreign currency exchange contracts	—	2,846,950	—	2,846,950
Interest rate contracts	$527,744	2,248,609	—	2,776,353
Liabilities:
Credit contracts	—	(167,713)	—	(167,713)
Foreign currency exchange contracts	—	(4,729,034)	—	(4,729,034)
Interest rate contracts	(2,629,082)	(2,314,238)	—	(4,943,320)

Total	$(2,101,338)	$(1,342,117)	—	$(3,443,455)

[1]   Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$696,280	—	—	$696,280
Foreign currency at value	5,887,203	—	—	5,887,203
Cash pledged for financial futures contracts	2,462,170	—	—	2,462,170
Cash pledged for centrally cleared swaps	887,750	—	—	887,750
Liabilities:
Reverse repurchase agreements	—	$(412,517,705)	—	(412,517,705)
Cash received as collateral for OTC derivatives	—	(1,220,000)	—	(1,220,000)

Total	$9,933,403	$(413,737,705)	—	$(403,804,302)

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2015	$41,925,970	$601,600	$2,904,834	$45,432,404
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	3,819	98	109	4,026
Net realized gain (loss)	244	2,104	4,071	6,419
Net change in unrealized appreciation (depreciation)[1]	(218,813)	36,198	(433,640)	(616,255)
Purchases	22,729,312	—	—	22,729,312
Sales	(1,932,099)	(640,000)	(382,722)	(2,954,821)

Closing Balance, as of December 31, 2015	$62,508,433	—	$2,092,652	$64,601,085

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[1]	$(218,813)	—	$(433,602)	$(652,415)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2015	71

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 2.9%
Freddie Mac, 6.25%, 7/15/32 (a)	USD	15,600	$21,687,822
Collateralized Mortgage Obligations — 10.2%
Fannie Mae, Series 1996-48, Class Z, 7.00%, 11/25/26		521	575,422
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32-12/20/39		2,960	3,185,150
Series 2009-31, Class PT, 4.33%, 5/20/39 (b)		602	628,687
Series 2011-71, Class GF, 0.40%, 8/16/31 (b)		10,080	10,086,345
Series 2014-107, Class WX, 6.84%, 7/20/39 (b)		2,900	3,398,376
Series 2015-103, Class B, 6.90%, 1/20/40		12,929	15,235,895
Series 2015-187, Class C, 5.24%, 2/20/41 (b)		20,285	22,801,339
Series 2015-55, Class A, 5.39%, 3/16/36 (b)		18,925	21,188,469

			77,099,683
Commercial Mortgage-Backed Securities — 1.6%
Freddie Mac:
Series K043, Class A2, 3.06%, 12/25/24		3,700	3,720,484
Series K048, Class A2, 3.28%, 6/25/25		3,751	3,837,135
Series K049, Class A2, 3.01%, 7/25/25		4,600	4,585,588

			12,143,207
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Freddie Mac:
Series K049, Class X1, 0.62%, 8/25/25		28,975	1,345,876
Series K721, Class X1, 0.46%, 8/25/22		74,750	1,455,054

			2,800,930
Mortgage-Backed Securities — 137.7%
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/35-1/01/46 (a)(c)		81,904	82,527,006
3.28%, 2/01/41		83	84,225
3.40%, 4/01/41		182	186,105
3.50%, 3/01/43-1/01/46 (a)(c)		61,954	63,959,466
4.00%, 7/01/43-1/01/46 (c)		6,892	7,334,892
4.50%, 1/01/46 (c)		3,900	4,209,379
5.00%, 1/01/21-1/01/46 (c)		28,948	31,877,391
5.50%, 12/01/32-1/01/46 (c)		678	759,812
6.00%, 1/01/46 (c)		100	112,983
6.50%, 9/01/28-8/01/35		4,442	5,051,601
8.50%, 1/20/18		198	204,436

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
3.00%, 6/01/35-1/01/46 (c)	USD	2,732		$2,784,402
3.50%, 9/01/20-9/01/26		651		680,801
4.00%, 4/01/19-5/01/26		1,066		1,117,561
5.00%, 5/01/35-12/01/38		255		279,794
6.00%, 8/01/16		— (d	)	389
7.50%, 2/01/27-3/01/27		3		2,822
9.00%, 12/01/19		— (d	)	59
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/42-1/15/46 (c)		94,551		95,831,980
3.50%, 4/15/41-1/15/46 (c)		265,134		276,744,618
4.00%, 7/15/42-1/15/46 (c)		189,707		201,536,021
4.50%, 12/15/34-9/20/44 (a)		104,570		113,663,736
5.00%, 9/15/28-1/15/46 (c)		56,925		63,111,122
5.50%, 7/15/16-12/15/34		17,772		20,165,900
6.00%, 7/15/16-1/15/39		25,067		28,249,050
6.50%, 5/15/16-10/15/45		29,187		33,788,694
7.00%, 3/20/24-5/20/27		62		68,958
7.50%, 4/20/23-10/20/25		5		6,391
8.00%, 3/15/17-5/15/30		153		164,737
8.50%, 6/15/16-2/15/25		46		47,527
9.00%, 4/15/16-10/15/21		41		41,754
9.50%, 6/15/16-9/15/22		59		61,041
10.00%, 4/15/16-6/15/18		10		10,322

				1,034,664,975
Total U.S. Government Sponsored Agency Securities — 152.8%				1,148,396,617
U.S. Treasury Obligations — 1.6%		Par (000)		Value
U.S. Treasury Inflation Indexed Notes, 0.38%, 7/15/25 (a)		12,236		11,844,714
Total Long-Term Investments (Cost — $1,153,560,488) — 154.4%				1,160,241,331

Short-Term Securities		Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (e)(f)		13,123,479		13,123,479
Total Short-Term Securities (Cost — $13,123,479) — 1.7%				13,123,479
Total Investments Before TBA Sale Commitments (Cost — $1,166,683,967*) — 156.1%				1,173,364,810

Portfolio Abbreviations
AKA	Also known as	HICP	Harmonised Index of Consumer	REIT	Real Estate Investment Trust
BRL	Brazilian Real		Price Index	REMIC	Real Estate Mortgage
CAD	Canadian Dollar	JPY	Japanese Yen		Investment Conduit
CHF	Swiss Franc	LIBOR	London Interbank Offered Rate	RUB	Russian ruble
CLP	Chilean Peso	MXN	Mexican Peso	SAR	Saudi Riyal
COP	Colombian Peso	NOK	Norwegian Krone	SEK	Swedish Krona
CPI	Consumer Price Index	NZD	New Zealand Dollar	TBA	To-Be-Announced
EUR	Euro	PIK	Pay-in-kind	TRY	Turkish Lira
EURIBOR	Euro Interbank Offered Rate	MXIBTIIE	Mexico Interbank TIIE	TWD	New Taiwan Dollar
FKA	Formerly known as		28-Day Rate	USD	United States Dollar
GBP	British Pound	RB	Revenue Bond	ZAR	South African Rand

72	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock GNMA Portfolio

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/46	USD	79,500	$(79,472,103)
3.50%, 1/01/46		53,610	(55,260,171)
4.00%, 1/01/46		6,830	(7,227,314)
4.50%, 1/01/46		1,300	(1,403,838)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/46		4,700	(4,763,708)
3.50%, 1/15/46		22,750	(23,687,134)
4.50%, 1/15/46		400	(429,750)

TBA Sale Commitments (c)		Par (000)	Value
5.50%, 1/15/46	USD	2,700	$(2,999,626)
Total TBA Sale Commitments (Proceeds — $175,200,460) — (23.3)%			(175,243,644)
Total Investments Net of TBA Sale Commitments — 132.8%			998,121,166
Liabilities in Excess of Other Assets — (32.8)%			(246,538,729)

Net Assets — 100.0%			$751,582,437

Notes to Schedule of Investments

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,167,070,505

Gross unrealized appreciation	$ 9,471,388
Gross unrealized depreciation	(3,177,083)

Net unrealized appreciation	$ 6,294,305

(a)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(b)	Variable rate security. Rate as of period end.

(c)	Represents or includes a TBA transaction. As of December 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$ (8,821,088)	$ 20,571
BNP Paribas Securities Corp.	$ (3,710,034)	$ (3,512)
Citigroup Global Markets, Inc.	$ 79,294,418	$129,686
Credit Suisse Securities (USA) LLC	$ 39,231,215	$223,521
Goldman Sachs & Co.	$ 8,215,517	$ (7,456)
J.P. Morgan Securities LLC	$(27,146,804)	$ (37,350)
Jefferies LLC	$ (36,523)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 65,975,100	$197,838
Morgan Stanley & Co. LLC	$ 25,875,285	$159,124
Nomura Securities International, Inc.	$ 20,102,808	$106,402
RBC Capital Markets, LLC	$ (876,965)	$ (269)
Wells Fargo Securities, LLC	$ 9,049,979	$ 26,776

(d)	Amount is less than $500.

(e)	During the period ended December 31, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	5,606,618	7,516,861	13,123,479	$4,035	$322

(f)	Current yield as of period end.

BLACKROCK FUNDS II	DECEMBER 31, 2015	73

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.17%	8/31/15	Open	$8,019,000	$8,023,771	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.22%	9/24/15	Open	22,210,500	22,224,345	U.S. Treasury Obligations	Open/Demand[1]
Citigroup Global Markets, Inc.	0.50%	11/10/15	1/13/16	10,201,000	10,208,509	U.S. Treasury Obligations	Up to 30 Days
Citigroup Global Markets, Inc.	0.69%	12/21/15	1/21/16	5,216,000	5,217,282	U.S. Treasury Obligations	Up to 30 Days
Total				$45,646,500	$45,673,907

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(7)	Euro Dollar Futures	March 2016	USD	1,737,138	$ (5,610)
(70)	U.S. Treasury Bonds (30 Year)	March 2016	USD	10,762,500	(68,847)
(2)	U.S. Treasury Notes (2 Year)	March 2016	USD	434,469	601
(630)	U.S. Treasury Notes (5 Year)	March 2016	USD	74,541,797	186,139
42	U.S. Treasury Notes (10 Year)	March 2016	USD	5,288,063	(5,957)
(11)	Euro Dollar Futures	June 2016	USD	2,725,250	(8,565)
7	Euro Dollar Futures	September 2016	USD	1,731,363	4,278
(10)	Euro Dollar Futures	December 2016	USD	2,469,250	1,112
(13)	Euro Dollar Futures	March 2017	USD	3,205,150	(14,605)
(15)	Euro Dollar Futures	June 2017	USD	3,692,625	(17,687)
(27)	Euro Dollar Futures	September 2017	USD	6,638,288	(8,887)
(314)	Euro Dollar Futures	December 2017	USD	77,106,625	136,948
8	Euro Dollar Futures	March 2018	USD	1,962,700	4,585
Total					$ 203,505

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
2.31%[1]	3-month LIBOR	3/11/25	USD	1,500	$(33,909)
2.18%[1]	3-month LIBOR	12/14/25	USD	12,190	(3,657)
Total					$(37,566)

1	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

74	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock GNMA Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	—	$1,125,595,278	22,801,339	$1,148,396,617
U.S. Treasury Obligations	—	11,844,714	—	11,844,714
Short-Term Securities	$13,123,479	—	—	13,123,479
Liabilities:
Investments:
TBA Sale Commitments	—	(175,243,644)	—	(175,243,644)

Total	$13,123,479	$962,196,348	22,801,339	$998,121,166

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$333,663	—	—	$333,663
Liabilities:
Interest rate contracts	(130,158)	$(37,566)	—	(167,724)

Total	$203,505	$(37,566)	—	$165,939

[1] Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$988,310	—	—	988,310
Cash pledged for centrally cleared swaps	416,640	—	—	416,640
Liabilities:
Bank overdraft	—	$14,343	—	14,343
Reverse repurchase agreements	—	45,673,907	—	45,673,907

Total	$1,404,950	$45,688,250	—	$47,093,200

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2015	75

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

U.S. Government Sponsored Agency Securities
Assets:
Opening Balance, as of September 30, 2015	—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	$(1,389)
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(33,486)
Purchases	22,836,214
Sales	—

Closing Balance, as of December 31, 2015	$22,801,339

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[1]	$(33,486)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015 end is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

76	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Germany — 5.1%
Deutsche Bundesrepublik Inflation Linked Bonds:
0.75%, 4/15/18	EUR	13,000	$15,392,982
1.75%, 4/15/20		65,940	86,502,256
0.10%, 4/15/23		32,675	38,522,365

			140,417,603
Greece — 0.0%
Hellenic Republic, 0.00%, 10/15/42 (a)		4,550	18,591
Italy — 4.8%
Republic of Italy Inflation Linked Bond:
2.60%, 9/15/23		2,340	3,414,578
2.35%, 9/15/24		84,915	107,017,235
1.25%, 9/15/32		12,632	14,236,168
2.55%, 9/15/41		4,060	6,013,782

			130,681,763
Japan — 1.3%
Government of Japan Inflation Linked Bond, 0.10%, 9/10/24	JPY	4,083,400	35,908,783
New Zealand — 1.1%
New Zealand Government Bonds, 3.00%, 9/20/30	NZD	39,467	29,633,112
Spain — 0.7%
Kingdom of Spain Inflation Linked Bond, 0.55%, 11/30/19	EUR	16,470	18,390,527
Total Foreign Government Obligations — 13.0%			355,050,379

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.57%, 3/25/35 (a)(b)	USD	10,355	8,882,794
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.70%, 5/25/37 (a)		11,426	8,952,179

			17,834,973
Commercial Mortgage-Backed Securities — 0.4%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45 (a)		10,751	11,046,825
Total Non-Agency Mortgage-Backed Securities — 1.0%			28,881,798

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, 2.37%, 6/01/34 (a)		78	82,383

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27	USD	237,547	$271,703,307
2.00%, 1/15/26		78,784	87,517,365
1.75%, 1/15/28		105,288	115,026,035
3.63%, 4/15/28		81,998	107,174,592
2.50%, 1/15/29		86,719	102,716,744
3.88%, 4/15/29		81,154	110,231,501
3.38%, 4/15/32		14,932	20,199,557
2.13%, 2/15/40-2/15/41		97,719	115,361,782
0.75%, 2/15/42-2/15/45		99,759	87,388,561
0.63%, 2/15/43		48,735	41,235,865
1.38%, 2/15/44		61,044	62,116,288
U.S. Treasury Inflation Indexed Notes:
2.00%, 1/15/16		3,276	3,275,231
0.13%, 4/15/16-7/15/24 (c)		1,101,896	1,084,228,362
2.50%, 7/15/16		106,794	108,497,068
2.63%, 7/15/17		858	896,418
1.63%, 1/15/18		766	790,187
1.38%, 7/15/18-1/15/20		73,713	76,482,466
1.25%, 7/15/20		74,689	77,657,715
1.13%, 1/15/21		144,535	148,986,480
0.63%, 7/15/21-1/15/24 (c)		144,262	142,824,168
0.38%, 7/15/23-7/15/25 (c)		84,895	82,305,172
0.25%, 1/15/25 (c)		131,260	125,267,983
Total U.S. Treasury Obligations — 108.6%			2,971,882,847
Total Long-Term Investments (Cost — $3,354,362,983) — 122.6%			3,355,897,407

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)		10,164,525	10,164,525
Total Short-Term Securities (Cost — $10,164,525) — 0.4%			10,164,525

Options Purchased
(Cost — $17,397,259) — 0.4%			10,818,045
Total Investments Before Options Written (Cost — $3,381,924,767*) — 123.4%			3,376,879,977

Options Written
(Premiums Received — $16,170,481) — (0.3)%			(9,535,014)
Total Investments Net of Options Written — 123.1%			3,367,344,963
Liabilities in Excess of Other Assets — (23.1)%			(631,158,423)

Net Assets — 100.0%			$2,736,186,540

BLACKROCK FUNDS II	DECEMBER 31, 2015	77

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Notes to Schedule of Investments

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,377,217,888

Gross unrealized appreciation	$155,034,319
Gross unrealized depreciation	(165,536,755)

Net unrealized depreciation	$(10,502,436)

(a)	Variable rate security. Rate as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	During the period ended December 31, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,894,157	8,270,368	10,164,525	$12,600	$833

(e)	Current yield as of period end.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Morgan Stanley & Co. LLC	0.17%	9/14/15	open	$131,741,250	$131,810,927	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.19%	10/01/15	open	126,630,156	126,693,647	U.S. Treasury Obligations	Open/Demand[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.17%	11/06/15	open	42,950,000	42,961,966	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.14%	11/20/15	open	132,715,000	132,736,677	U.S. Treasury Obligations	Open/Demand[1]
RBC Capital Markets, LLC	0.10%	11/23/15	open	73,150,000	73,158,534	U.S. Treasury Obligations	Open/Demand[1]
RBC Capital Markets, LLC	0.55%	12/29/15	open	71,780,000	71,786,580	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.80%	12/30/15	open	55,000,000	55,004,916	U.S. Treasury Obligations	Open/Demand[1]
Total				$633,966,406	$634,153,247

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1,837	Euro Dollar Futures	March 2016	USD	455,874,513	$ (836,250)
(685)	Euro-Bobl	March 2016	USD	97,274,362	127,454
(1,015)	Euro-BTP Italian Government Bond Futures	March 2016	USD	152,133,627	(304,825)
(184)	Euro-Bund	March 2016	USD	31,578,165	79,481
19	Euro-Buxl	March 2016	USD	3,126,161	(20,251)
(182)	Japanese Government Bonds (10 Year)	March 2016	USD	225,707,559	(560,751)
(6)	Long Gilt British	March 2016	USD	1,032,860	5,124
(425)	U.S. Treasury Bonds (30 Year)	March 2016	USD	65,343,750	332,971
(51)	U.S. Treasury Notes (2 Year)	March 2016	USD	11,078,953	15,004
1,110	U.S. Treasury Notes (5 Year)	March 2016	USD	131,335,547	(363,008)
440	U.S. Treasury Notes (10 Year)	March 2016	USD	55,398,750	(251,992)
(133)	U.S. Ultra Treasury Bonds	March 2016	USD	21,105,438	(27,995)
(1,184)	Euro Dollar Futures	December 2016	USD	292,359,200	679,190
(2,348)	Euro Dollar Futures	March 2017	USD	578,899,400	1,511,289

78	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(57)	Euro Dollar Futures	December 2017	USD	13,997,063	$ (3,586)
Total					$381,855

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	912,000	USD	654,713	Morgan Stanley & Co. International PLC	1/06/16	$ 4,399
EUR	13,056,000	USD	14,170,840	Commonwealth Bank of Australia	1/06/16	19,981
EUR	500,000	USD	547,549	Morgan Stanley & Co. International PLC	1/06/16	(4,089)
EUR	1,000,000	USD	1,091,909	Morgan Stanley & Co. International PLC	1/06/16	(4,990)
MXN	7,743,000	USD	450,100	Morgan Stanley & Co. International PLC	1/06/16	(1,027)
MXN	234,590,000	USD	14,121,839	Société Générale	1/06/16	(516,275)
USD	85,294	CAD	114,000	HSBC Bank PLC	1/06/16	2,905
USD	217,943	EUR	200,000	Goldman Sachs International	1/06/16	559
USD	908,693	EUR	832,000	Morgan Stanley & Co. International PLC	1/06/16	4,376
USD	6,423,295	EUR	5,906,000	Royal Bank of Scotland PLC	1/06/16	3,949
USD	81,633	EUR	75,000	The Bank of New York Mellon	1/06/16	114
USD	1,213,173	EUR	1,110,000	The Bank of New York Mellon	1/06/16	6,693
USD	1,633,781	EUR	1,500,000	The Bank of New York Mellon	1/06/16	3,402
USD	8,350,613	EUR	7,834,000	The Bank of New York Mellon	1/06/16	(164,314)
USD	282,809,335	EUR	267,001,000	UBS AG	1/06/16	(7,399,239)
USD	76,145	GBP	50,000	Morgan Stanley & Co. International PLC	1/06/16	2,434
USD	1,601,460	GBP	1,070,000	The Bank of New York Mellon	1/06/16	24,034
USD	7,257,757	NZD	10,555,000	Goldman Sachs International	1/06/16	41,711
USD	28,362,328	NZD	43,347,000	Standard Chartered Bank	1/06/16	(1,272,347)
USD	816,955	JPY	100,000,000	Goldman Sachs International	1/07/16	(15,152)
USD	1,907,534	JPY	230,000,000	Goldman Sachs International	1/07/16	(6,311)
USD	34,174,030	JPY	4,203,040,000	Morgan Stanley & Co. International PLC	1/07/16	(799,745)
USD	2,419,916	JPY	298,287,000	Royal Bank of Scotland PLC	1/07/16	(62,150)
CAD	52,343,518	USD	37,630,000	Canadian Imperial Bank of Commerce	1/11/16	199,563
CAD	12,741,135	USD	9,164,175	Goldman Sachs International	1/11/16	44,063
CAD	4,726,840	USD	3,400,825	Morgan Stanley & Co. International PLC	1/11/16	15,344
USD	12,395,000	CAD	17,121,443	Citibank N.A.	1/11/16	21,038
USD	13,830,000	CAD	19,198,516	Morgan Stanley & Co. International PLC	1/11/16	(45,098)
JPY	7,183,733,425	USD	58,995,733	Goldman Sachs International	1/15/16	790,878
JPY	1,264,535,335	USD	10,394,267	HSBC Bank PLC	1/15/16	129,827
CAD	30,320,000	JPY	2,728,118,161	Goldman Sachs International	1/19/16	(793,546)
EUR	6,395,000	GBP	4,688,705	HSBC Bank PLC	1/19/16	40,678
EUR	6,445,000	GBP	4,743,037	HSBC Bank PLC	1/19/16	14,942

BLACKROCK FUNDS II	DECEMBER 31, 2015	79

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,731,307	EUR	6,555,000	Barclays Bank PLC	1/19/16	$(151,835)
GBP	4,653,654	EUR	6,395,000	Citibank N.A.	1/19/16	(92,352)
JPY	547,289,595	CAD	6,235,000	Barclays Bank PLC	1/19/16	48,989
JPY	1,353,203,885	CAD	15,160,000	Barclays Bank PLC	1/19/16	306,423
JPY	758,457,992	CAD	8,645,000	Deutsche Bank AG	1/19/16	64,809
JPY	3,110,761,800	USD	25,802,778	Deutsche Bank AG	1/19/16	88,760
JPY	1,175,863,100	USD	9,700,000	UBS AG	1/19/16	86,961
USD	25,660,000	JPY	3,112,302,669	Deutsche Bank AG	1/19/16	(244,363)
USD	34,635,000	JPY	4,192,381,729	Deutsche Bank AG	1/19/16	(259,093)
USD	22,170,000	JPY	2,671,939,485	HSBC Bank PLC	1/19/16	(69,126)
				Morgan Stanley & Co. International
USD	8,820,000	JPY	1,060,033,552	PLC	1/19/16	(2,887)
USD	22,150,000	JPY	2,668,964,250	Royal Bank of Scotland PLC	1/19/16	(64,363)
USD	26,050,000	JPY	3,139,611,125	UBS AG	1/19/16	(81,658)
NZD	10,725,000	USD	7,018,194	BNP Paribas S.A.	1/29/16	302,285
GBP	4,780,000	USD	7,084,242	HSBC Bank PLC	2/09/16	(36,953)
				Morgan Stanley & Co. International
GBP	4,415,000	USD	6,544,165	PLC	2/09/16	(35,005)
EUR	12,665,000	GBP	9,269,855	Citibank N.A.	2/16/16	113,321
GBP	4,442,589	EUR	5,998,392	Barclays Bank PLC	2/16/16	23,295
GBP	4,684,296	EUR	6,332,500	Deutsche Bank AG	2/16/16	16,124
				Morgan Stanley & Co. International
GBP	4,677,311	EUR	6,332,500	PLC	2/16/16	5,826
				Morgan Stanley & Co. International
GBP	4,936,824	EUR	6,666,608	PLC	2/16/16	24,907
CHF	21,651,356	SEK	184,995,681	JPMorgan Chase Bank N.A.	3/22/16	(274,196)
SEK	184,978,360	CHF	21,651,356	Deutsche Bank AG	3/22/16	272,139
GBP	4,645,000	JPY	837,263,572	Goldman Sachs International	5/16/16	(143,929)
Total						$(9,815,314)

Inflation Rate Caps
Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation (Depreciation)
US CPI Urban Consumners NAS (CPURNSA)	Upfront premium and payment at expiration	Maximum of CPURNSA for November 2016 divided by CPURNSA for November 2015 minus 2.00% or $0	Deutsche Bank AG	11/06/16	USD	88,220	$51,769	$66,599	$(14,830)
US CPI Urban Consumners NAS (CPURNSA)	Upfront premium and payment at expiration	Maximum of CPURNSA for November 2016 divided by CPURNSA for November 2015 minus 2.00% or $0	Deutsche Bank AG	11/10/16	USD	35,125	22,455	32,831	(10,376)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR	14,495	(16,582)	(1,014,650)	998,068
Total							$57,642	$(915,220)	$972,862

80	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Barclays Bank PLC	1/08/16	CAD	1.42	USD	151,740	$74,307
USD Currency	Call	BNP Paribas S.A.	1/08/16	CAD	1.38	USD	75,870	907,815
USD Currency	Call	HSBC Bank USA N.A.	1/08/16	CAD	1.39	USD	75,870	358,584
EUR Currency	Call	Barclays Bank PLC	1/14/16	GBP	0.77	EUR	25,805	2,471
USD Currency	Call	BNP Paribas S.A.	1/15/16	JPY	127.00	USD	70,375	84
NZD Currency	Call	HSBC Bank USA N.A.	1/27/16	USD	0.70	NZD	42,755	183,506
EUR Currency	Call	Barclays Bank PLC	2/16/16	GBP	0.74	EUR	25,400	307,104
USD Currency	Call	BNP Paribas S.A.	3/17/16	JPY	121.75	USD	27,515	229,775
USD Currency	Put	BNP Paribas S.A.	1/08/16	CAD	1.35	USD	75,870	2,489
EUR Currency	Put	HSBC Bank USA N.A.	1/14/16	GBP	0.72	EUR	25,805	6,226
CAD Currency	Put	Barclays Bank PLC	1/15/16	JPY	88.00	CAD	74,895	1,012,769
CAD Currency	Put	Barclays Bank PLC	1/15/16	JPY	86.00	CAD	74,895	281,350
CAD Currency	Put	Barclays Bank PLC	1/15/16	JPY	85.50	CAD	74,895	199,105
USD Currency	Put	Deutsche Bank AG	1/15/16	JPY	120.50	USD	140,740	938,285
GBP Currency	Put	HSBC Bank USA N.A.	2/05/16	USD	1.48	GBP	37,090	667,049
EUR Currency	Put	Barclays Bank PLC	2/16/16	GBP	0.72	EUR	25,400	91,600
USD Currency	Put	Deutsche Bank AG	2/26/16	MXN	16.15	USD	28,140	23,452
USD Currency	Put	BNP Paribas S.A.	3/17/16	JPY	119.25	USD	27,515	311,351
CHF Currency	Put	JPMorgan Chase Bank N.A.	3/18/16	SEK	8.26	CHF	30,885	232,781
GBP Currency	Put	Deutsche Bank AG	5/12/16	JPY	175.00	GBP	18,940	594,455
CHF Currency	Put	Deutsche Bank AG	8/02/16	NOK	7.72	CHF	60,705	174,297
Total								$6,598,855

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Pay	3-month LIBOR	1/15/16	USD	91,600	$32
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Pay	3-month LIBOR	1/15/16	USD	42,000	15
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	1/15/16	USD	87,000	9
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	1/15/16	USD	18,000	2
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.75%	Pay	3-month LIBOR	1/15/16	USD	152,000	15
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.75%	Pay	3-month LIBOR	1/15/16	USD	31,500	3
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.25%	Pay	3-month LIBOR	3/16/16	USD	50,065	56,188
30-Year Interest Rate Swap	Deutsche Bank AG	Put	2.95%	Pay	3-month LIBOR	6/02/16	USD	16,615	285,567
30-Year Interest Rate Swap	Barclays Bank PLC	Put	4.00%	Pay	3-month LIBOR	11/21/17	USD	16,600	216,319
20-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Pay	6-month EURIBOR	6/08/22	EUR	43,500	3,661,040
Total									$4,219,190

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Barclays Bank PLC	1/08/16	CAD	1.39	USD	75,870	$(358,584)
USD Currency	Call	HSBC Bank USA N.A.	1/08/16	CAD	1.38	USD	75,870	(907,610)
EUR Currency	Call	HSBC Bank USA N.A.	1/14/16	GBP	0.77	EUR	25,805	(2,471)
USD Currency	Call	Deutsche Bank AG	1/15/16	JPY	127.00	USD	70,375	(84)
NZD Currency	Call	Citibank N.A.	1/27/16	USD	0.70	NZD	42,755	(183,506)
USD Currency	Call	Deutsche Bank AG	2/26/16	MXN	18.00	USD	28,140	(180,785)
CHF Currency	Call	JPMorgan Chase Bank N.A.	3/18/16	SEK	9.10	CHF	30,885	(73,512)

BLACKROCK FUNDS II	DECEMBER 31, 2015	81

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
GBP Currency	Call	Deutsche Bank AG	5/12/16	JPY	188.50	GBP	18,940	$ (127,177)
EUR Currency	Put	Barclays Bank PLC	1/14/16	GBP	0.72	EUR	25,805	(6,226)
CAD Currency	Put	Barclays Bank PLC	1/15/16	JPY	84.50	CAD	74,895	(100,665)
CAD Currency	Put	Barclays Bank PLC	1/15/16	JPY	85.50	CAD	74,895	(199,105)
CAD Currency	Put	Barclays Bank PLC	1/15/16	JPY	88.00	CAD	74,895	(1,012,769)
USD Currency	Put	Deutsche Bank AG	1/15/16	JPY	120.50	USD	70,370	(469,143)
Total								$(3,621,637)

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.10%	Pay	3-month LIBOR	1/19/16	USD	55,318	$(115,322)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-month LIBOR	1/19/16	USD	29,155	(60,780)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.15%	Pay	3-month LIBOR	1/19/16	USD	55,318	(193,892)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Pay	3-month LIBOR	1/19/16	USD	29,155	(102,190)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.90%	Pay	3-month LIBOR	2/13/17	USD	30,000	(377,069)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.90%	Pay	3-month LIBOR	2/13/17	USD	51,600	(648,558)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-month LIBOR	3/06/17	USD	23,510	(430,577)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-month LIBOR	3/06/17	USD	47,000	(860,789)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-month LIBOR	3/16/17	USD	23,500	(434,917)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.90%	Receive	3-month LIBOR	2/13/17	USD	30,000	(396,011)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.90%	Receive	3-month LIBOR	2/13/17	USD	51,600	(681,138)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Receive	3-month LIBOR	3/06/17	USD	23,510	(231,287)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Receive	3-month LIBOR	3/06/17	USD	47,000	(462,378)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.10%	Receive	3-month LIBOR	3/16/17	USD	23,500	(240,560)
20-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Receive	6-month EURIBOR	6/08/22	EUR	43,500	(677,909)
Total									$(5,913,377)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.66%[1]	3-month LIBOR	4/05/16[2]	5/31/20	USD	25,900	$ 44,752
1.63%[1]	3-month LIBOR	4/05/16[2]	5/31/20	USD	13,100	38,499
2.80%[1]	3-month LIBOR	N/A	2/25/25	USD	41,800	(2,270,482)
2.16%[3]	3-month LIBOR	N/A	9/25/25	USD	66,000	324,520
2.56%[1]	3-month LIBOR	3/31/16[2]	5/15/41	USD	15,650	164,837
2.60%[1]	3-month LIBOR	3/31/16[2]	5/15/41	USD	14,946	6,235
2.66%[3]	3-month LIBOR	3/31/16[2]	5/15/41	USD	7,660	60,897
2.55%[3]	3-month LIBOR	N/A	12/04/45	USD	21,370	(286,725)
1.31%[1]	6-month JPY LIBOR	N/A	12/08/45	JPY	2,469,990	(557,975)
1.50%[3]	6-month JPY LIBOR	12/30/15[2]	12/30/45	JPY	2,469,990	822,409
Total						$(1,653,033)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

82	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

OTC Total Return Swaps

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.68%[1]	Deutsche Bank AG	2/15/41	USD	15,000	$1,730,413	$153,177	$1,577,236

[1]	Fund pays the total return of the reference entity and receives the fixed rate/floating rate. Net payment made at termination.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments.These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Foreign Government Obligations	—	$355,050,379	—	$355,050,379
Non-Agency Mortgage-Backed Securities	—	28,881,798	—	28,881,798
U.S. Government Sponsored Agency Securities	—	82,383	—	82,383
U.S. Treasury Obligations	—	2,971,882,847	—	2,971,882,847
Short-Term Securities	$10,164,525	—	—	10,164,525
Options Purchased:
Foreign Currency Exchange Contracts	—	6,598,855	—	6,598,855
Interest Rate Contracts	—	4,219,190	—	4,219,190

Total	$10,164,525	$3,366,715,452	—	$3,376,879,977

BLACKROCK FUNDS II	DECEMBER 31, 2015	83

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$ 2,724,729	—	$ 2,724,729
Interest rate contracts	$2,750,513	1,462,149	—	4,212,662
Other contracts	—	2,575,304	—	2,575,304
Liabilities:
Foreign currency exchange contracts	—	(16,161,680)	—	(16,161,680)
Interest rate contracts	(2,368,658)	(9,028,559)	—	(11,397,217)
Other contracts	—	(25,206)	—	(25,206)

Total	$381,855	$ (18,453,263)	—	$ (18,071,408)

[1] Derivative financial instruments are swaps, financial futures contracts, inflation indexed caps, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts, inflation indexed caps, forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or fair value, including accrued interest for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$25,417,072	—	—	$ 25,417,072
Cash pledged for financial futures contracts.	7,707,820	—	—	7,707,820
Cash pledged for centrally cleared swaps.	578,400	—	—	578,400
Cash pledged as collateral for OTC derivatives	470,000	—	—	470,000
Liabilities:
Reverse repurchase agreements	—	$ (634,153,247)	—	(634,153,247)
Bank overdraft	—	(41,950)	—	(41,950)

Total	$34,173,292	$ (634,195,197)	—	$ (600,021,905)

During the period ended December 31, 2015, there were no transfers between levels.

84	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Santander Drive Auto Receivables Trust, Series 2012-1, Class C, 3.78%, 11/15/17	USD	4	$4,330
Scholar Funding Trust, Series 2011-A, Class A, 1.22%, 10/28/43 (a)(b)		244	231,662
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.71%, 6/15/21 (b)		166	164,230
Total Asset-Backed Securities — 0.5%			400,222

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.1%
L-3 Communications Corp.:
3.95%, 11/15/16		16	16,241
1.50%, 5/28/17		159	157,030
Lockheed Martin Corp.:
3.10%, 1/15/23		25	24,983
3.55%, 1/15/26		35	35,123
4.07%, 12/15/42		225	208,220
4.70%, 5/15/46		25	25,609
Northrop Grumman Corp., 3.50%, 3/15/21		275	283,901
United Technologies Corp., 4.50%, 6/01/42		105	105,739

			856,846
Airlines — 1.9%
Air Canada Pass-Through Trust, Series 2015-1, Class A, 3.60%, 9/15/28 (a)		250	241,875
American Airlines Pass-Through Trust, Series 2013-1, Class A, 4.00%, 1/15/27		360	363,775
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		288	297,127
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		151	145,403
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 2/15/23		205	211,320
Series 2014-1, Class B, 4.75%, 10/11/23		167	166,408
Virgin Australia Trust, Series 2013-1B, 6.00%, 4/23/22 (a)		119	120,792

			1,546,700
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		50	50,250
4.88%, 3/15/19		137	135,767
ZF North America Capital, Inc., 4.00%, 4/29/20 (a)		150	151,237

			337,254
Automobiles — 0.5%
General Motors Co., 3.50%, 10/02/18		416	420,177
Banks — 8.0%
Bank of America Corp.:
6.05%, 5/16/16		225	228,710
6.50%, 8/01/16		300	308,750
5.42%, 3/15/17		500	520,447
6.00%, 9/01/17		970	1,032,284
Barclays PLC, 5.25%, 8/17/45		200	201,457
Citigroup, Inc.:
1.85%, 11/24/17		250	249,631
2.50%, 7/29/19		575	574,133
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22		313	316,826
HSBC Bank USA NA, 6.00%, 8/09/17		250	265,936
ING Bank NV:
1.80%, 3/16/18 (a)		255	254,354

Corporate Bonds		Par (000)	Value
Banks (continued)
2.05%, 8/17/18 (a)	USD	200	$199,813
JPMorgan Chase & Co.:
6.13%, 6/27/17		600	635,385
1.63%, 5/15/18		425	421,847
5.63%, 8/16/43		250	272,050
Lloyds Bank PLC, 2.00%, 8/17/18		240	240,182
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		270	290,794
Santander Bank NA, 2.00%, 1/12/18		250	248,161
Santander Holdings USA, Inc., 4.50%, 7/17/25		200	203,589

			6,464,349
Biotechnology — 1.1%
Amgen, Inc.:
5.85%, 6/01/17		375	396,546
5.38%, 5/15/43		163	173,173
4.40%, 5/01/45		110	101,917
Biogen, Inc., 3.63%, 9/15/22		160	161,772
Gilead Sciences, Inc., 4.75%, 3/01/46		85	86,022

			919,430
Capital Markets — 5.1%
Credit Suisse AG:
6.00%, 2/15/18		225	241,796
1.70%, 4/27/18		650	645,333
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 5/15/45 (a)		250	246,521
Deutsche Bank AG:
1.88%, 2/13/18		120	118,980
2.95%, 8/20/20		250	250,369
4.50%, 4/01/25		250	229,977
Goldman Sachs Group, Inc.:
5.63%, 1/15/17		225	233,702
2.38%, 1/22/18		375	378,240
4.25%, 10/21/25		50	49,618
6.75%, 10/01/37		250	292,234
5.15%, 5/22/45		155	150,565
4.75%, 10/21/45		76	75,497
Morgan Stanley:
5.55%, 4/27/17		480	503,636
6.25%, 8/28/17		225	240,913
1.88%, 1/05/18		295	294,710
2.20%, 12/07/18		115	115,060

			4,067,151
Chemicals — 1.4%
CF Industries, Inc., 5.38%, 3/15/44		175	152,200
Eastman Chemical Co., 3.80%, 3/15/25		375	363,163
LYB International Finance BV, 4.88%, 3/15/44		100	91,319
LyondellBasell Industries NV, 5.00%, 4/15/19		300	319,140
Solvay Finance America LLC, 3.40%, 12/03/20 (a)		225	223,192

			1,149,014
Commercial Services & Supplies — 1.3%
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)		1,075	1,083,063
Communications Equipment — 0.1%
Harris Corp., 3.83%, 4/27/25		50	49,246
Consumer Finance — 3.4%
Ally Financial, Inc.:
3.25%, 2/13/18		175	174,125
8.00%, 11/01/31		114	133,950
Capital One Financial Corp., 4.20%, 10/29/25		105	103,672

BLACKROCK FUNDS II	DECEMBER 31, 2015	85

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Capital One N.A.:
1.65%, 2/05/18	USD	250	$247,527
2.35%, 8/17/18		255	255,479
2.40%, 9/05/19		250	247,347
Discover Bank, 3.10%, 6/04/20		257	257,583
Discover Financial Services, 3.85%, 11/21/22		356	352,752
Ford Motor Credit Co. LLC:
1.70%, 5/09/16		400	400,392
1.68%, 9/08/17		225	222,276
General Motors Financial Co., Inc.:
2.40%, 4/10/18		200	199,018
3.45%, 4/10/22		175	167,870

			2,761,991
Diversified Financial Services — 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 7/01/20		400	403,000
General Electric Capital Corp., 5.88%, 1/14/38		125	152,945
Hyundai Capital America, 1.88%, 8/09/16 (a)		425	425,584
Shell International Finance BV, 4.38%, 5/11/45		300	283,220

			1,264,749
Diversified Telecommunication Services — 2.0%
AT&T Inc.:
2.45%, 6/30/20		90	88,634
4.75%, 5/15/46		334	305,809
Verizon Communications, Inc.:
3.65%, 9/14/18		325	339,850
4.27%, 1/15/36		450	406,259
3.85%, 11/01/42		323	264,015
4.67%, 3/15/55		254	220,523

			1,625,090
Electric Utilities — 4.1%
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)		100	109,090
Duke Energy Carolinas LLC, 6.10%, 6/01/37		249	301,096
Duke Energy Corp., 3.95%, 10/15/23		175	180,100
Duke Energy Progress, Inc., 4.15%, 12/01/44		80	78,156
Entergy Corp., 4.00%, 7/15/22		325	331,558
Entergy Louisiana LLC, 4.05%, 9/01/23		200	206,295
Exelon Corp., 2.85%, 6/15/20		65	64,645
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (a)		249	265,714
Ohio Power Co., Series D, 6.60%, 3/01/33		229	278,741
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/17		200	209,696
7.25%, 1/15/33		30	38,471
7.50%, 9/01/38		206	272,362
PacifiCorp, 3.35%, 7/01/25		240	241,948
Puget Energy, Inc.:
6.00%, 9/01/21		175	197,151
5.63%, 7/15/22		275	305,079
Toledo Edison Co.:
7.25%, 5/01/20		54	61,972
6.15%, 5/15/37		40	45,026
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		90	90,007

			3,277,107
Energy Equipment & Services — 0.2%
Halliburton Co.:
2.70%, 11/15/20		35	34,596
3.38%, 11/15/22		65	63,969
3.80%, 11/15/25		80	77,898

			176,463

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 0.5%
CVS Health Corp., 5.13%, 7/20/45	USD	233	$245,449
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24		125	121,271

			366,720
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp., 2.85%, 5/15/20		70	69,635
Medtronic, Inc.:
4.38%, 3/15/35		325	328,524
4.63%, 3/15/45		370	381,638
St. Jude Medical, Inc., 3.88%, 9/15/25		40	40,373

			820,170
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23		200	189,000
Anthem, Inc.:
4.65%, 1/15/43		50	47,578
5.10%, 1/15/44		50	50,197
4.65%, 8/15/44		100	95,309
HCA, Inc., 3.75%, 3/15/19		350	352,625
UnitedHealth Group, Inc.:
2.88%, 3/15/23		50	49,469
4.38%, 3/15/42		65	63,877
4.25%, 3/15/43		85	82,542
4.75%, 7/15/45		155	163,260

			1,093,857
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 3.70%, 1/30/26		75	74,938
Insurance — 0.5%
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		200	200,264
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		163	201,530

			401,794
IT Services — 0.7%
Fidelity National Information Services, Inc., 5.00%, 10/15/25		250	256,873
Visa, Inc.:
2.80%, 12/14/22		115	115,475
3.15%, 12/14/25		155	155,192

			527,540
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc., 2.40%, 2/01/19		500	499,781
Media — 3.2%
21st Century Fox America, Inc., 6.40%, 12/15/35		150	172,774
CCO Safari II LLC:
3.58%, 7/23/20 (a)		485	482,094
4.46%, 7/23/22 (a)		210	209,267
4.91%, 7/23/25 (a)		155	154,849
6.38%, 10/23/35 (a)		34	34,351
6.48%, 10/23/45 (a)		461	461,756
6.83%, 10/23/55 (a)		37	36,454
Comcast Corp., 6.95%, 8/15/37		99	129,183
Cox Communications, Inc., 6.95%, 6/01/38 (a)		211	209,922
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42		200	186,467
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		175	174,463
NBCUniversal Media LLC, 4.45%, 1/15/43		130	127,368
Sky PLC, 3.75%, 9/16/24 (a)		200	195,335
Time Warner Cable, Inc., 4.50%, 9/15/42		37	29,037

			2,603,320

86	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining — 0.6%
Barrick Gold Corp., 4.10%, 5/01/23	USD	28	$24,020
Freeport-McMoRan, Inc., 5.45%, 3/15/43		170	88,400
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		121	141,257
7.13%, 7/15/28		100	117,909
Southern Copper Corp.:
6.75%, 4/16/40		125	106,917
5.88%, 4/23/45		50	38,306

			516,809
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co., 5.95%, 5/15/37		300	342,724
Dominion Gas Holdings LLC, 4.60%, 12/15/44		125	116,349
Pacific Gas & Electric Co., 4.75%, 2/15/44		75	77,936

			537,009
Oil, Gas & Consumable Fuels — 8.0%
ConocoPhillips Co., 2.88%, 11/15/21		260	252,479
Continental Resources, Inc.:
5.00%, 9/15/22		250	184,375
3.80%, 6/01/24		175	123,275
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		420	456,137
Energy Transfer Partners LP:
9.00%, 4/15/19		150	165,038
4.05%, 3/15/25		165	135,508
4.75%, 1/15/26		10	8,411
6.50%, 2/01/42		100	81,329
5.15%, 3/15/45		280	197,909
6.13%, 12/15/45		100	81,361
Enterprise Products Operating LLC:
6.45%, 9/01/40		106	100,713
4.90%, 5/15/46		300	245,156
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20		321	207,045
Kinder Morgan Energy Partners LP:
6.00%, 2/01/17		300	303,507
6.50%, 4/01/20		304	310,172
6.38%, 3/01/41		257	214,494
Kinder Morgan, Inc., 2.00%, 12/01/17		25	24,087
Marathon Petroleum Corp.:
2.70%, 12/14/18		200	197,769
4.75%, 9/15/44		134	109,531
MEG Energy Corp., 6.50%, 3/15/21 (a)		99	69,300
Noble Energy, Inc., 5.25%, 11/15/43		150	121,008
Phillips 66, 4.88%, 11/15/44		135	120,442
Pioneer Natural Resources Co.:
5.88%, 7/15/16		320	325,001
3.45%, 1/15/21		60	55,401
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		200	177,358
4.65%, 10/15/25		250	218,238
4.90%, 2/15/45		125	89,897
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		240	212,610
Sabine Pass Liquefaction LLC:
5.75%, 5/15/24		155	134,850
5.63%, 3/01/25 (a)		120	101,550
Sabine Pass LNG LP, 7.50%, 11/30/16		200	199,000
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	8,666
TransCanada PipeLines Ltd., 7.63%, 1/15/39		50	61,290
Valero Energy Corp., 6.63%, 6/15/37		110	110,596
Western Gas Partners LP, 2.60%, 8/15/18		425	410,665
Williams Cos., Inc., 3.70%, 1/15/23		253	174,763

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP, 3.90%, 1/15/25	USD	478	$359,194
Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/01/17		100	101,973

			6,450,098
Pharmaceuticals — 4.3%
AbbVie, Inc.:
4.40%, 11/06/42		240	224,142
4.70%, 5/15/45		295	288,352
Actavis Funding SCS:
2.35%, 3/12/18		225	225,234
3.45%, 3/15/22		415	415,453
4.55%, 3/15/35		115	111,764
4.85%, 6/15/44		260	257,249
4.75%, 3/15/45		28	27,301
Forest Laboratories LLC, 4.38%, 2/01/19 (a)		410	429,506
Mylan, Inc., 2.60%, 6/24/18		375	372,116
Perrigo Finance PLC, 3.90%, 12/15/24		250	241,213
Pfizer, Inc., 5.20%, 8/12/20		175	196,015
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 (a)		214	212,074
Zoetis, Inc., 1.88%, 2/01/18		425	419,320

			3,419,739
Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.:
4.50%, 1/15/18		604	629,907
5.90%, 11/01/21		146	162,636
3.50%, 1/31/23		150	146,612
AvalonBay Communities, Inc., 3.45%, 6/01/25		115	113,552
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		231	231,254
Simon Property Group LP, 4.25%, 10/01/44		195	194,155
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (a)		200	198,352

			1,676,468
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.90%, 4/01/44		75	76,963
4.15%, 4/01/45		40	36,253
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (a)		196	199,096

			312,312
Software — 0.4%
Microsoft Corp.:
3.50%, 11/15/42		175	154,063
4.45%, 11/03/45		160	164,996

			319,059
Specialty Retail — 0.3%
QVC, Inc., 4.38%, 3/15/23		291	276,202
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc., 4.38%, 5/13/45		150	151,457
Seagate HDD Cayman, 3.75%, 11/15/18		325	322,563

			474,020
Tobacco — 2.0%
Altria Group, Inc.:
4.75%, 5/05/21		150	162,753
10.20%, 2/06/39		105	172,185
5.38%, 1/31/44		90	96,808
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (a)		300	298,642

BLACKROCK FUNDS II	DECEMBER 31, 2015	87

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Corporate Bonds		Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc., 4.50%, 3/20/42	USD	325	$322,537
Reynolds American, Inc.:
4.00%, 6/12/22		85	88,364
3.25%, 11/01/22		40	39,551
4.85%, 9/15/23		60	64,140
7.00%, 8/04/41		173	194,543
4.75%, 11/01/42		40	38,179
5.85%, 8/15/45		100	111,174

			1,588,876
Wireless Telecommunication Services — 2.0%
Alltel Corp., 7.88%, 7/01/32		314	386,333
America Movil SAB de CV, 6.13%, 11/15/37		200	216,482
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		604	658,756
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		175	184,187
Vodafone Group PLC:
2.50%, 9/26/22		125	115,789
4.38%, 2/19/43		64	52,756

			1,614,303
Total Corporate Bonds — 61.6%			49,571,645

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.9%
Petrobras Global Finance BV, 3.88%, 1/27/16		774	770,904
China — 0.8%
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20		350	342,144
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		275	277,179

			619,323
Mexico — 0.8%
Petroleos Mexicanos:
3.50%, 7/18/18		462	458,429
6.50%, 6/02/41		214	185,003

			643,432
Total Foreign Agency Obligations — 2.5%			2,033,659

Foreign Government Obligations		Par (000)	Value
Colombia — 0.2%
Republic of Colombia, 5.63%, 2/26/44		200	182,500
Indonesia — 0.4%
Republic of Indonesia, 4.75%, 1/08/26		300	296,299
Mexico — 0.6%
United Mexican States:
4.75%, 3/08/44		173	157,603
5.55%, 1/21/45		50	51,250
5.75%, 10/12/10		294	274,155

			483,008
Peru — 0.0%
Republic of Peru, 5.63%, 11/18/50		37	37,740

Foreign Government Obligations		Par (000)	Value
Uruguay — 0.1%
Republic of Uruguay, 5.10%, 6/18/50	USD	75	$64,687
Total Foreign Government Obligations — 1.3%			1,064,234

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.2%
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.64%, 3/15/39 (b)		82	82,039
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (b)		96	98,816
Total Non-Agency Mortgage-Backed Securities — 0.2%			180,855

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 2.0%
Bank of America Corp.:
Series AA, 6.10% (b)(c)		255	258,506
Series K, 8.00% (b)(c)		55	55,963
Series M, 8.13% (b)(c)		50	50,875
Citigroup, Inc., Series P, 5.95% (b)(c)		175	168,437
JPMorgan Chase & Co.:
Series S, 6.75% (b)(c)		375	408,750
Series 1, 7.90% (b)(c)		224	228,032
Wells Fargo & Co., Series S, 5.90% (b)(c)		405	408,544

			1,579,107
Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series M, 5.38% (b)(c)		260	258,375
State Street Capital Trust IV, 1.51%, 6/01/77 (b)		200	163,500

			421,875
Consumer Finance — 0.8%
American Express Co., Series C, 4.90% (b)(c)		225	213,750
Capital One Financial Corp., Series E, 5.55% (b)(c)		425	422,875

			636,625
Diversified Financial Services — 0.5%
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(b)		370	377,400
Industrial Conglomerates — 0.6%
General Electric Co., 4.10%, 12/29/49 (b)		473	471,817
Insurance — 0.8%
Allstate Corp., 5.75%, 8/15/53 (b)		325	334,100
MetLife, Inc., 6.40%, 12/15/66		252	275,310
Reinsurance Group of America, Inc., 3.18%, 12/15/65 (b)		27	22,073

			631,483
Media — 1.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(c)		853	904,180

88	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Preferred Securities		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.1%
TransCanada Trust, 5.63%, 5/20/75 (b)	USD	98	$90,609
Total Capital Trusts — 6.4%			5,113,096

Preferred Stocks		Shares	Value
Banks — 0.8%
Citigroup, Inc., 6.88% (c)		7,880	219,537
Wells Fargo & Co., 5.85% (c)		14,541	379,811

			599,348
Capital Markets — 0.6%
Goldman Sachs Group, Inc., 5.50% (c)		10,233	264,932
State Street Corp., 5.90% (c)		9,095	251,750

			516,682
Total Preferred Stocks — 1.4%			1,116,030
Total Preferred Securities — 7.8%			6,229,126

Taxable Municipal Bonds		Par (000)	Value
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/43	USD	75	80,789
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		35	37,451
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		90	93,857
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		137	163,166
New Jersey Economic Development Authority RB, 5.38%, 1/01/43		125	137,837
New Jersey Transportation Trust Fund Authority RB, Series AA, 5.00%, 6/15/33		200	211,626
State of California GO, 7.55%, 4/01/39		250	363,417
Total Taxable Municipal Bonds — 1.4%			1,088,143

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.5%
Fannie Mae, Series 2011-52, Class KB, 5.50%, 6/25/41		639	742,093
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41		406	446,663

			1,188,756
Mortgage-Backed Securities — 0.3%
Fannie Mae Mortgage-Backed Securities:
2.31%, 2/01/35 (b)		151	158,717
2.45%, 1/01/35 (b)		34	35,936
7.00%, 1/01/31		1	1,627
Freddie Mac Mortgage-Backed Securities, 7.00%, 12/01/29-4/01/32		4	4,679
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)		35	36,493
5.50%, 4/15/33-8/15/33		9	9,654
7.00%, 9/15/31-5/15/32		9	10,857

			257,963
Total U.S. Government Sponsored Agency Securities — 1.8%			1,446,719

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
3.38%, 5/15/44	USD	20	$21,464
3.13%, 8/15/44		185	189,069
3.00%, 11/15/44-11/15/45		210	209,269
2.88%, 8/15/45		2,641	2,564,871
U.S. Treasury Notes:
1.75%, 9/30/19		6,202	6,243,712
1.63%, 12/31/19		100	100,004
2.25%, 11/15/24-11/15/25		273	272,592
2.13%, 5/15/25		1,350	1,332,387
Total U.S. Treasury Obligations — 13.6%			10,933,368
Total Long-Term Investments (Cost — $73,895,072) — 90.7%			72,947,971

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (d)(e)		6,863,258	6,863,258
Total Short-Term Securities (Cost — $6,863,258) — 8.5%			6,863,258

Options Purchased
(Cost — $73,150) — 0.0%			7,829
Total Investments (Cost — $80,831,480*) — 99.2%			79,819,058
Other Assets Less Liabilities — 0.8%			642,446

Net Assets — 100.0%			$80,461,504

BLACKROCK FUNDS II	DECEMBER 31, 2015	89

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Notes to Schedule of Investments

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$80,825,462

Gross unrealized appreciation	$1,093,233
Gross unrealized depreciation	(2,099,637)

Net unrealized depreciation	$(1,006,404)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Perpetual security with no stated maturity date.

(d)	During the period ended December 31, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,454,585	5,408,673	6,863,258	$1,570	$130

(e)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(9)	U.S. Treasury Bonds (30 Year)	March 2016	USD	1,383,750	$ (9,021)
(12)	U.S. Treasury Notes (2 Year)	March 2016	USD	2,606,812	3,892
154	U.S. Treasury Notes (5 Year)	March 2016	USD	18,221,328	(28,224)
38	U.S. Treasury Notes (10 Year)	March 2016	USD	4,784,438	(11,091)
14	U.S. Ultra Treasury Bonds	March 2016	USD	2,221,625	(5,108)
(16)	Euro Dollar Futures	December 2016	USD	3,950,800	3,687
Total					$(45,865)

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	6/09/16	USD	1,750	$7,829

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	USD 4,000	$(5,440)

90	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.65%[1]	3-month LIBOR	N/A	11/30/19	USD	2,600	$(11,462)
1.66%[1]	3-month LIBOR	4/05/16[2]	5/31/20	USD	4,020	6,966
1.63%[1]	3-month LIBOR	4/05/16[2]	5/31/20	USD	2,000	5,887
2.38%[1]	3-month LIBOR	N/A	5/14/25	USD	700	(14,292)
2.27%[1]	3-month LIBOR	N/A	5/26/25	USD	400	(5,050)
Total						$(17,951)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cigna Corp.	1.00%	Citibank N.A.	9/20/17	USD	675	$(10,922)	$(530)	$(10,392)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(15,618)	(8,104)	(7,514)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(15,258)	(2,797)	(12,461)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	805	(9,483)	(6,282)	(3,201)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	805	(13,376)	(6,694)	(6,682)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	2,000	(54,637)	(35,100)	(19,537)
International Business Machines Corp.	1.00%	Citibank N.A.	12/20/18	USD	2,000	(46,721)	(35,100)	(11,621)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	2,000	(49,511)	(33,897)	(15,614)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	2,000	(48,807)	(40,443)	(8,364)
Pitney Bowes, Inc.	1.00%	Credit Suisse International	3/20/19	USD	750	(8,877)	4,323	(13,200)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	800	(10,976)	(2,141)	(8,835)
Lowes Corp.	1.00%	Citibank N.A.	12/20/20	USD	400	(14,665)	(13,232)	(1,433)
Prudential Financial, Inc.	1.00%	Citibank N.A.	12/20/20	USD	121	(858)	(328)	(530)
Western Union Co.	1.00%	Credit Suisse International	12/20/20	USD	2,000	30,126	29,904	222
Nordstrom, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	400	(3,811)	(3,402)	(409)
Total						$(273,394)	$(153,823)	$(119,571)

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB	USD	780	$(2,903)	$(11,467)	$8,564
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	975	15,686	1,405	14,281
WellPoint, Inc.	1.00%	Citibank N.A.	9/20/17	Not Rated	USD	675	9,225	(2,219)	11,444
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	BBB+	USD	800	12,719	3,861	8,858
Macy’s, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	400	(20,989)	(22,588)	1,599
Total							$13,738	$(31,008)	$44,746

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	DECEMBER 31, 2015	91

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$400,222	—	$400,222
Corporate Bonds	—	49,571,645	—	49,571,645
Foreign Agency Obligations	—	2,033,659	—	2,033,659
Foreign Government Obligations	—	1,064,234	—	1,064,234
Non-Agency Mortgage-Backed Securities	—	180,855	—	180,855
Preferred Securities	$1,116,030	5,113,096	—	6,229,126
Taxable Municipal Bonds	—	1,088,143	—	1,088,143
U.S. Government Sponsored Agency Securities	—	1,446,719	—	1,446,719
U.S. Treasury Obligations	—	10,933,368	—	10,933,368
Short-Term Securities	6,863,258	—	—	6,863,258
Options Purchased:
Interest Rate Contracts	—	7,829	—	7,829

Total	$7,979,288	$71,839,770	—	$79,819,058

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$44,968	—	$44,968
Interest rate contracts	$7,579	12,853	—	20,432
Liabilities:
Credit contracts	—	(125,233)	—	(125,233)
Interest rate contracts	(53,444)	(30,804)	—	(84,248)

Total	$(45,865)	$(98,216)	—	$(144,081)

[1]

Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

92	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock Investment Grade Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$179	—	—	$179
Cash pledged for financial futures contracts	223,390	—	—	223,390
Cash pledged for centrally cleared swaps	176,190	—	—	176,190
Liabilities:
Bank overdraft	—	$(2)	—	(2)

Total	$399,759	$(2)	—	$399,757

During the period ended December 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2015	93

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
ALM VII R Ltd., Series 2013-7RA, Class C, 3.77%, 4/24/24 (b)	USD	500	$483,411
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.22%, 7/15/25 (b)		250	234,477
Total Asset-Backed Securities — 0.2%			717,888

Common Stocks		Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Amaya, Inc. (c)		11,561	145,630
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15,cost $593) (d)		593	593
Total Common Stocks — 0.0%			146,223

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.0%
Bombardier, Inc., 7.50%, 3/15/25 (a)	USD	64	44,800
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)		87	88,631

			133,431
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22 (a)		394	364,450
Airlines — 0.4%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		109	109,136
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		121	115,253
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		558	568,685
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		190	193,800
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		299	299,420

			1,286,294
Auto Components — 0.3%
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		270	283,837
Schaeffler Finance BV:
4.25%, 5/15/21 (a)		240	238,200
4.75%, 5/15/21 (a)		560	562,800

			1,084,837
Building Products — 0.4%
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		742	756,840
Masonite International Corp., 5.63%, 3/15/23 (a)		129	133,193
USG Corp.:
9.75%, 1/15/18		120	133,500
5.88%, 11/01/21 (a)		443	460,720

			1,484,253

Corporate Bonds		Par (000)	Value
Capital Markets — 0.1%
American Capital, Ltd., 6.50%, 9/15/18 (a)	USD	195	$200,850
Chemicals — 0.3%
Chemours Co., 7.00%, 5/15/25 (a)		95	64,837
Huntsman International LLC, 5.13%, 11/15/22 (a)		876	788,400
Platform Specialty Products Corp.:
10.38%, 5/01/21		51	50,873
6.50%, 2/01/22		20	17,300

			921,410
Commercial Services & Supplies — 0.2%
Acosta, Inc., 7.75%, 10/01/22 (a)		225	198,563
Laureate Education, Inc., 9.25%, 9/01/19 (a)		76	47,120
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		505	503,737

			749,420
Communications Equipment — 0.3%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 (a)		400	421,500
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		265	255,063
CommScope, Inc.:
4.38%, 6/15/20 (a)		334	336,505
5.50%, 6/15/24 (a)		31	29,450
Hughes Satellite Systems Corp., 6.50%, 6/15/19		44	47,410
Plantronics, Inc., 5.50%, 5/31/23 (a)		108	107,460

			1,197,388
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		44	37,840
Modular Space Corp., 10.25%, 1/31/19 (a)		556	222,400

			260,240
Consumer Finance — 0.0%
Navient Corp.:
5.50%, 1/25/23		20	16,000
6.13%, 3/25/24		20	16,300
5.88%, 10/25/24		35	28,000

			60,300
Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.51%, 12/15/19 (a)(b)		915	894,413
6.00%, 6/30/21 (a)		200	186,500
4.25%, 1/15/22	EUR	100	109,491
Ball Corp., 4.38%, 12/15/20	USD	218	221,406
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		1,400	1,424,066
8.25%, 2/15/21		135	129,937
Sealed Air Corp., 5.50%, 9/15/25 (a)		130	132,600

			3,098,413
Diversified Financial Services — 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		265	271,294

94	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
5.00%, 10/01/21	USD	150	$154,500
4.63%, 7/01/22		150	151,687
Altice Financing SA:
6.50%, 1/15/22 (a)		450	445,500
6.63%, 2/15/23 (a)		1,005	992,437
Altice U.S. Finance SA, 7.75%, 7/15/25 (a)		320	292,800
MSCI, Inc., 5.75%, 8/15/25 (a)		221	226,525

			2,534,743
Diversified Telecommunication Services — 1.5%
Avaya, Inc., 7.00%, 4/01/19 (a)		45	33,300
Frontier Communications Corp.:
7.13%, 1/15/23		30	25,875
7.63%, 4/15/24		110	92,400
6.88%, 1/15/25		233	191,934
11.00%, 9/15/25 (a)		252	249,480
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		110	86,350
Level 3 Financing, Inc.:
4.10%, 1/15/18 (b)		126	126,473
6.13%, 1/15/21		358	370,530
5.13%, 5/01/23 (a)		387	384,097
5.38%, 1/15/24		231	232,155
5.38%, 5/01/25 (a)		1,291	1,284,545
Telecom Italia Capital SA, 7.20%, 7/18/36		130	131,300
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (a)		936	966,420
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		600	646,500
6.00%, 4/01/23		516	487,620

			5,308,979
Electric Utilities — 0.0%
Homer City Generation LP, 8.14% (8.14% Cash or 8.64% PIK), 10/01/19 (e)		53	43,716
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.25%, 11/01/15 (c)(f)		27	1,755
10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (c)(e)(f)		18	1,170

			46,641
Electrical Equipment — 0.1%
Sensata Technologies BV, 5.00%, 10/01/25 (a)		341	333,327
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		95	100,225
5.00%, 9/01/23		43	43,645

			143,870
Energy Equipment & Services — 0.1%
Transocean, Inc.:
3.00%, 10/15/17		174	154,316
6.00%, 3/15/18		230	204,700
6.50%, 11/15/20		82	56,580
4.30%, 10/15/22		28	14,840

			430,436
Food & Staples Retailing — 0.2%
Rite Aid Corp., 6.13%, 4/01/23 (a)		661	684,135
Food Products — 0.2%
Post Holdings, Inc.:
7.75%, 3/15/24 (a)		364	381,290
8.00%, 7/15/25 (a)		222	235,320
WhiteWave Foods Co., 5.38%, 10/01/22		106	112,095

			728,705

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies — 0.4%
Alere, Inc., 6.38%, 7/01/23 (a)	USD	159	$148,665
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		1,023	907,913
Hologic, Inc., 5.25%, 7/15/22 (a)		203	207,060

			1,263,638
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		370	345,950
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		560	562,800
DaVita HealthCare Partners, Inc., 5.00%, 5/01/25		427	412,055
ExamWorks Group, Inc., 5.63%, 4/15/23		162	161,190
HCA Holdings, Inc., 6.25%, 2/15/21		160	169,200
HCA, Inc.:
6.50%, 2/15/20		550	599,225
7.50%, 2/15/22		385	426,387
5.88%, 3/15/22		805	849,275
4.75%, 5/01/23		20	19,800
5.00%, 3/15/24		650	648,375
5.38%, 2/01/25		199	196,513
5.88%, 2/15/26		404	405,515
Series 1, 5.88%, 5/01/23		500	512,500
HealthSouth Corp., 5.75%, 11/01/24		57	54,364
MEDNAX, Inc., 5.25%, 12/01/23		189	189,945
Tenet Healthcare Corp.:
6.25%, 11/01/18		136	143,140
4.01%, 6/15/20 (a)(b)		2,215	2,159,625

			7,855,859
Hotels, Restaurants & Leisure — 0.7%
Aramark Services, Inc., 5.75%, 3/15/20		60	62,063
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		1,325	1,364,750
Boyd Gaming Corp., 6.88%, 5/15/23		420	431,550
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		205	212,431
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		67	68,005
Station Casinos LLC, 7.50%, 3/01/21		325	331,500

			2,470,299
Household Durables — 0.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		70	70,788
Jarden Corp., 5.00%, 11/15/23		117	119,633
Lennar Corp., 4.88%, 12/15/23		215	213,925
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (a)		204	209,100
6.13%, 4/01/25 (a)		206	211,665

			825,111
Household Products — 0.3%
HRG Group, Inc., 7.88%, 7/15/19 (a)		192	200,640
Spectrum Brands, Inc.:
6.63%, 11/15/22		580	611,900
5.75%, 7/15/25 (a)		255	261,375

			1,073,915
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.:
5.88%, 1/15/24 (a)		93	95,325
5.50%, 2/01/24		215	189,737
NRG Energy, Inc., 6.25%, 7/15/22		94	80,088
NRG Yield Operating LLC, 5.38%, 8/15/24		300	248,625

			613,775

BLACKROCK FUNDS II	DECEMBER 31, 2015	95

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Corporate Bonds		Par (000)	Value
Insurance — 0.0%
CNO Financial Group, Inc., 4.50%, 5/30/20	USD	15	$15,300
Genworth Holdings, Inc., 4.80%, 2/15/24		85	57,375
HUB International Ltd., 7.88%, 10/01/21 (a)		82	73,800

			146,475
IT Services — 0.1%
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		191	190,045
5.25%, 11/15/23		100	98,875

			288,920
Life Sciences Tools & Services — 0.2%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (a)		250	171,250
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		590	575,250
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		47	44,885

			791,385
Machinery — 0.4%
Schaeffler Holding Finance BV:
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(e)		200	209,000
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(e)		1,000	1,075,000

			1,284,000
Media — 3.4%
Altice Luxembourg SA:
7.75%, 5/15/22 (a)		302	272,555
7.63%, 2/15/25 (a)		200	172,500
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		1,513	1,516,783
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		291	266,265
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		315	327,600
5.13%, 2/15/23		100	100,125
5.88%, 5/01/27 (a)		55	54,725
CCO Safari II LLC, 4.91%, 7/23/25 (a)		210	209,796
CCOH Safari LLC, 5.75%, 2/15/26		789	790,973
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (c)(f)(g)		76	—
CSC Holdings LLC, 5.25%, 6/01/24		555	487,013
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		36	35,460
Gray Television, Inc., 7.50%, 10/01/20		67	68,843
iHeartCommunications, Inc.:
9.00%, 12/15/19		425	310,250
9.00%, 3/01/21		537	374,557
9.00%, 9/15/22		260	179,400
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		34	35,190
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		45	45,450
National CineMedia LLC, 6.00%, 4/15/22		700	726,250
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		418	435,765
6.63%, 10/15/25 (a)		436	453,440
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		110	108,625
Numericable-SFR SAS, 6.00%, 5/15/22 (a)		800	776,000
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 2/15/24		43	44,183
Radio One, Inc., 7.38%, 4/15/22 (a)		110	97,900
Sirius XM Radio, Inc.:
4.63%, 5/15/23 (a)		55	53,900
5.38%, 4/15/25 (a)		926	931,787
TEGNA, Inc., 5.13%, 10/15/19		40	41,400

Corporate Bonds		Par (000)	Value
Media (continued)
Tribune Media Co., 5.88%, 7/15/22 (a)	USD	374	$374,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		385	384,037
Univision Communications, Inc.:
8.50%, 5/15/21 (a)		155	158,487
5.13%, 5/15/23 (a)		1,305	1,256,063
5.13%, 2/15/25 (a)		1,120	1,064,000

			12,153,322
Metals & Mining — 0.4%
ArcelorMittal, 6.13%, 6/01/18		23	21,045
Constellium NV:
4.63%, 5/15/21	EUR	100	83,387
5.75%, 5/15/24	USD	750	510,000
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (a)		55	34,513
7.25%, 5/15/22 (a)		165	103,125
Novelis, Inc., 8.75%, 12/15/20		146	133,955
Teck Resources Ltd.:
3.00%, 3/01/19		157	97,340
5.20%, 3/01/42		105	44,100
5.40%, 2/01/43		48	20,160
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		542	410,565

			1,458,190
Multiline Retail — 0.2%
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)		62	64,015
5.75%, 3/01/23 (a)		701	725,535

			789,550
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp., 5.38%, 11/01/21		92	73,600
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		28	16,940
California Resources Corp.:
5.50%, 9/15/21		103	32,445
8.00%, 12/15/22		871	458,364
6.00%, 11/15/24		198	60,390
CONSOL Energy, Inc., 5.88%, 4/15/22		385	238,700
Denbury Resources, Inc., 5.50%, 5/01/22		29	9,627
Energy Transfer Equity LP:
7.50%, 10/15/20		217	200,725
5.88%, 1/15/24		287	233,905
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 6/15/23		89	44,500
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/01/22		80	68,000
Halcon Resources Corp., 8.63%, 2/01/20 (a)		142	97,980
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (a)		123	102,090
MEG Energy Corp.:
6.50%, 3/15/21 (a)		583	408,100
7.00%, 3/31/24 (a)		98	69,580
Memorial Resource Development Corp., 5.88%, 7/01/22		22	19,250
MPLX LP, 4.88%, 6/01/25		250	223,750
NGPL PipeCo LLC:
9.63%, 6/01/19 (a)		125	116,875
7.77%, 12/15/37		267	210,930
Oasis Petroleum, Inc., 6.88%, 1/15/23		35	21,700
Paramount Resources Ltd., 6.88%, 6/30/23 (a)		153	120,870
Precision Drilling Corp., 5.25%, 11/15/24		165	112,200
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		88	86,240
6.00%, 1/15/19		45	42,750

96	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22	USD	64	$45,440
RSP Permian, Inc., 6.63%, 10/01/22		102	93,840
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		400	368,000
5.75%, 5/15/24		1,617	1,406,790
5.63%, 3/01/25 (a)		297	251,336
Sanchez Energy Corp., 6.13%, 1/15/23		40	21,600
Seven Generations Energy Ltd., 6.75%, 5/01/23 (a)		96	80,640
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (a)		229	216,977
Williams Cos., Inc.:
3.70%, 1/15/23		32	22,104
4.55%, 6/24/24		112	77,793
WPX Energy, Inc., 5.25%, 9/15/24		35	23,100

			5,677,131
Pharmaceuticals — 0.8%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(e)		32	31,200
Endo Finance LLC, 5.75%, 1/15/22 (a)		160	155,200
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (a)		399	397,005
6.00%, 2/01/25 (a)		273	268,905
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		121	116,463
5.63%, 10/15/23 (a)		189	179,550
5.50%, 4/15/25 (a)		102	93,840
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		167	165,497
5.38%, 3/15/20 (a)		517	485,980
7.00%, 10/01/20		89	88,777
6.38%, 10/15/20 (a)		166	160,190
7.50%, 7/15/21		10	9,975
5.63%, 12/01/21		68	62,560
5.50%, 3/01/23 (a)		177	155,760
5.88%, 5/15/23 (a)		315	281,137
6.13%, 4/15/25 (a)		298	265,965

			2,918,004
Real Estate Investment Trusts (REITs) — 0.5%
Corrections Corp. of America, 4.63%, 5/01/23		35	33,775
Crown Castle International Corp., 4.88%, 4/15/22		40	41,500
Equinix, Inc., 5.88%, 1/15/26		335	345,050
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		166	161,850
FelCor Lodging LP, 5.63%, 3/01/23		712	722,680
GEO Group, Inc., 5.88%, 10/15/24		265	257,050
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		73	72,270
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (a)		142	142,000

			1,776,175
Real Estate Management & Development — 0.0%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		18	18,000
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21		145	148,625

			166,625
Road & Rail — 0.1%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		286	261,690
Hertz Corp.:
4.25%, 4/01/18		52	52,520

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
7.38%, 1/15/21	USD	5	$5,188

			319,398
Semiconductors & Semiconductor Equipment — 0.0%
Micron Technology, Inc., 5.25%, 1/15/24 (a)		125	110,000
Software — 1.7%
First Data Corp.:
5.38%, 8/15/23 (a)		1,003	1,008,015
7.00%, 12/01/23		890	890,000
5.00%, 1/15/24		740	736,300
5.75%, 1/15/24		2,887	2,843,695
Infor U.S., Inc., 6.50%, 5/15/22 (a)		461	389,545
Informatica LLC, 7.13%, 7/15/23 (a)		136	123,080
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (a)		194	200,305

			6,190,940
Specialty Retail — 0.1%
L Brands, Inc., 6.88%, 11/01/35		487	500,393
Textiles, Apparel & Luxury Goods — 0.0%
Levi Strauss & Co., 5.00%, 5/01/25		142	141,290
Thrifts & Mortgage Finance — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		200	177,500
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		45	45,675

			223,175
Trading Companies & Distributors — 0.9%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23		128	128,960
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		255	265,837
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		763	686,700
HD Supply, Inc.:
7.50%, 7/15/20		179	186,160
5.25%, 12/15/21 (a)		1,215	1,239,300
United Rentals North America, Inc.:
4.63%, 7/15/23		706	704,235
5.75%, 11/15/24		100	99,000

			3,310,192
Wireless Telecommunication Services — 0.5%
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		850	894,625
Sprint Corp.:
7.88%, 9/15/23		235	176,485
7.13%, 6/15/24		15	10,819
T-Mobile USA, Inc., 6.50%, 1/15/26		610	615,789

			1,697,718
Total Corporate Bonds — 20.9%			75,097,602

Floating Rate Loan Interests (b)		Par (000)	Value
Advertising — 0.1%
Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18		299	274,036
Aerospace & Defense — 0.8%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		732	730,135
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		373	256,907
TASC, Inc., Second Lien Term Loan, 12.00%, 5/21/21		300	305,250

BLACKROCK FUNDS II	DECEMBER 31, 2015	97

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.:
Tranche C Term Loan, 3.75%, 2/28/20	USD	1,078	$1,049,760
Tranche D Term Loan, 3.75%, 6/04/21		197	191,583
Tranche E Term Loan, 3.50%, 5/16/22		301	290,762

			2,824,397
Air Freight & Logistics — 0.4%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		253	207,712
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		262	215,209
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		45	37,105
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		362	296,839
XPO Logistics, Inc., Loan, 5.50%, 11/01/21		640	636,531

			1,393,396
Airlines — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.50%, 4/28/22		292	282,401
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18		145	144,051
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 1.77%, 9/10/18		17	16,490
Term Loan B757-200 (N554), 1.77%, 9/10/18		17	16,490
Term Loan B757-300 (N550), 1.77%, 3/10/17		17	16,490
Term Loan B757-300 (N583), 2.39%, 3/10/17		14	13,530
Term Loan B757-300 (N584), 2.39%, 3/10/17		14	13,860
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		191	188,792

			692,104
Auto Components — 0.1%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/27/20		90	89,418
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		339	334,725

			424,143
Beverages — 0.2%
Blue Ribbon LLC, Initial Term Loan (First Lien), 5.50%, 11/15/21		684	680,981
Biotechnology — 0.7%
AMAG Pharmaceuticals, Inc., Initial Term Loan, 4.75%, 8/17/21		509	484,828
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.42%, 2/27/21		2,103	2,080,816

			2,565,644
Building Products — 1.6%
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		405	395,985
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,959	1,831,543
Jeld-Wen, Inc. (Onex BP Finance LP):
Initial Loan, 5.25%, 10/15/21		1,142	1,129,613
Term B-1 Loan, 4.75%, 7/01/22		411	403,167
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		865	847,325
Wilsonart LLC:

Floating Rate Loan Interests (b)		Par (000)	Value
Building Products (continued)
Initial Term Loan, 4.00%, 10/31/19	USD	919	$894,370
Tranche B Term Loan, 4.00%, 10/31/19		201	195,542

			5,697,545
Capital Markets — 0.5%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		209	207,843
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20		370	338,550
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		507	497,621
Initial Term Loan (Second Lien), 8.50%, 6/19/23		260	254,584
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		470	468,561

			1,767,159
Chemicals — 1.4%
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/03/19		112	111,379
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		58	57,789
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		367	340,773
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		992	981,336
The Chemours Co., Tranche B Term Loan, 3.75%, 5/12/22		460	419,935
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV), Term B Loan (Second Lien), 8.25%, 6/02/20		120	103,196
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 3.75%, 5/04/18		322	312,825
MacDermid, Inc. (Platform Specialty Products Corp.):
Term Loan B3 USD, 5.50%, 6/07/20		863	835,442
Tranche B Term Loan (First Lien), 5.50%, 6/07/20		751	725,773
Tranche B-2 Term Loan, 5.50%, 6/07/20		74	71,584
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		480	459,791
Road Infrastructure Investment LLC:
Term Loan (First Lien 2014), 4.25%, 3/31/21		388	375,153
Term Loan (Second Lien 2014), 7.75%, 9/30/21		325	299,000

			5,093,976
Commercial Services & Supplies — 2.0%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		799	772,412
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		1,062	1,029,126
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		715	666,934
Aramark Corp., U.S. Term F Loan, 3.25%, 2/24/21		581	574,081
Dealer Tire LLC, Initial Term Loan, 5.50%, 12/22/21		364	363,617
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/02/20		48	46,920

98	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Replacement Term Loan (First Lien), 4.25% - 5.75%, 11/01/19	USD	112	$111,454
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		223	175,831
KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.50%, 3/11/21		117	116,048
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		112	104,276
Packers Holdings LLC, Initial Term Loan, 5.00%, 12/02/21		495	491,906
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		1,946	1,864,819
W3 Co., Term Loan (Second Lien), 9.25%, 9/13/20		55	29,992
Waste Industries USA, Inc., Initial Term Loan, 4.25%, 2/27/20		443	440,905
West Corp., Term B-10 Loan, 3.25%, 6/30/18		344	337,535

			7,125,856
Communications Equipment — 0.6%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		1,810	1,745,148
Commscope, Inc., Tranche 5 Term Loan (2015), 3.75% - 3.83%, 12/29/22		209	207,774
Riverbed Technology, Inc., Term Loan, 6.00%, 4/25/22		237	235,487

			2,188,409
Construction & Engineering — 0.7%
Aecom Technology Corp., Term B Commitment, 3.75%, 10/15/21		347	346,280
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		508	479,358
Stonewall Gas Gathering LLC, Loan, 8.75%, 1/28/22		397	394,023
USAGM Holdco LLC:
Initial Loan (Second Lien), 9.50%, 7/28/23		375	345,000
Initial Term Loan (First Lien), 4.75%, 7/28/22		856	814,661

			2,379,322
Construction Materials — 0.3%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 4.25%, 8/30/20		54	53,647
Initial Dollar Term B-1 Loan, 4.25%, 8/30/20		178	176,294
Initial Dollar Term B-2 Loan, 4.25%, 8/30/20		19	18,366
Headwaters, Inc., Term B Loan, 4.50%, 3/24/22		329	326,579
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		412	407,130
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, 3/14/22		132	127,429

			1,109,445
Containers & Packaging — 1.0%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		660	647,319
Berry Plastics Corp.:
Term D Loan, 3.50%, 2/08/20		200	195,910
Term E Loan, 3.75%, 1/06/21		232	228,155
Term F Loan, 4.00%, 10/03/22		1,953	1,933,753
BWay Intermediate Company, Inc., Initial Term Loan, 5.50%, 8/14/20		364	348,735

Floating Rate Loan Interests (b)		Par (000)	Value
Containers & Packaging (continued)
Kleopatra Holdings 2 SCA:
Initial German Borrower Dollar Term Loan, 5.00%, 4/28/20	USD	113	$111,930
Initial U.S. Borrower Dollar Term Loan, 5.00%, 4/28/20		265	261,916

			3,727,718
Distributors — 0.3%
American Tire Distributors, Inc., Initial Term Loan, 5.25%, 9/01/21		347	341,008
Fram Group Holdings, Inc./Prestone Holdings, Inc.:
Loan (Second Lien), 11.00%, 1/29/18		326	151,901
Term Loan (First Lien), 7.00%, 7/29/17		763	562,740

			1,055,649
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.):
Term B Loan, 4.00%, 1/30/20		1,211	1,205,974
Term B-1 Loan, 4.50% - 6.00%, 1/30/20		298	296,834
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		1,284	1,229,119
Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		2,764	2,729,635

			5,461,562
Diversified Financial Services — 1.0%
AlixPartners LLP, Initial Term Loan, 4.50%, 7/28/22		1,202	1,190,725
Altice Financing SA:
Dollar Denominated Tranche Loan, 5.25%, 2/04/22		506	503,807
Term Loan, 5.50%, 7/02/19		858	850,623
Jefferies Finance LLC (JFIN Co-Issuer Corp.) AKA Project Shot Put, Term Loan, 4.50%, 5/14/20		746	738,787
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00% - 4.08%, 7/08/22		315	312,191

			3,596,133
Diversified Telecommunication Services — 3.5%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		446	308,406
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		169	167,719
Integra Telecom Holdings, Inc.:
Term B-1 Loan (Second Lien), 9.75%, 2/12/21		238	230,421
Term B-1 Loan, 5.25%, 8/14/20		1,232	1,188,435
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		628	592,785
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		2,855	2,843,266
Tranche B-II 2022 Term Loan, 3.50%, 5/31/22		50	49,163
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		230	229,809
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		1,957	1,900,797
New LightSquared LLC, Junior Loan, 13.50%, 12/07/20		2,732	2,240,418
Virgin Media Investment Holdings Ltd.:
E Facility, 4.25%, 6/30/23	GBP	270	392,257
F Facility, 3.50%, 6/30/23	USD	931	910,568
Ziggo BV:
Term Loan B1 Facility, 3.50%, 1/15/22		507	492,135
Term Loan B2, 3.50-3.75%, 1/15/22		331	321,442

BLACKROCK FUNDS II	DECEMBER 31, 2015	99

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)		Value
Diversified Telecommunication Services (continued)
Term Loan B3, 3.50%, 1/15/22	USD	545		$528,657

				12,396,278
Electric Utilities — 0.6%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		1,631		1,623,464
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 6.50%, 11/13/21		425		391,000
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.73%, 10/10/17		815		251,427

				2,265,891
Electronic Equipment, Instruments & Components — 0.3%
CPI Acquisition, Inc., Term Loan (First Lien), 5.50%, 8/17/22		474		467,917
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20		775		768,465

				1,236,382
Energy Equipment & Services — 0.1%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		789		312,787
Seventy Seven Operating LLC, Term Loan, 3.75%, 6/25/21		64		45,356

				358,143
Food & Staples Retailing — 1.3%
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		210		186,549
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		1,523		1,455,717
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien), 6.25%, 11/14/19		574		571,735
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		215		215,107
Tranche 2 Term Loan (Second Lien), 4.88%, 6/21/21		590		587,970
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		199		196,298
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		1,378		1,358,634

				4,572,010
Food Products — 1.0%
Diamond Foods, Inc., Loan, 4.25%, 8/20/18		977		973,534
Dole Food Co., Inc., Tranche B Term Loan, 4.50% - 6.00%, 11/01/18		660		654,155
Hostess Brands LLC:
Term B Loan (First Lien), 4.50%, 8/03/22		1,307		1,298,558
Term B Loan (Second Lien), 8.50%, 8/03/23		39		38,625
Pinnacle Foods Finance LLC, New Term Loan G, 3.00%, 4/29/20		280		275,061
Post Holdings, Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		0(h	)	208
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75%, 5/01/19		292		238,141
Term B Loan (Second Lien), 10.75%, 11/01/19		200		130,500

				3,608,782
Gas Utilities — 0.1%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		460		390,648

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies — 1.6%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22	USD	844	$834,757
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		415	412,793
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		1,462	1,418,751
Hill-Rom Holdings, Inc., Initial Term B Loan, 3.50%, 9/08/22		1,559	1,557,034
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		677	643,654
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		924	779,725

			5,646,714
Health Care Providers & Services — 5.8%
Acadia Healthcare Co., Inc., Tranche B Term Loan, 4.25%, 2/11/22		458	456,722
ADMI Corp. (AKA Aspen Dental), Initial Term Loan, 5.50%, 4/29/22		776	773,190
AmSurg Corp., Initial Term Loan, 3.50%, 7/16/21		1,584	1,566,312
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		1,338	1,311,591
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19		1,297	1,271,869
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loans, 3.66%, 12/31/18		581	571,984
Incremental 2019 Term G Loan, 3.75%, 12/31/19		1,729	1,682,651
Curo Health Services Holdings, Inc., Term B Loan (First Lien), 6.50%, 2/07/22		854	842,881
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		2,332	2,318,868
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.):
Initial Term Loan, 4.25%, 5/25/18		702	696,187
Tranche B-2 Term Loan, 4.50%, 10/28/22		540	535,950
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		133	134,497
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		1,315	1,286,970
Millennium Health LLC, Term Loan, 7.50%, 12/21/20		133	112,886
MPH Acquisition Holdings LLC, Initial Term Loan, 3.75%, 3/31/21		708	688,262
National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21		313	303,017
Prestige Brands, Inc., Term B-3 Loan, 3.50%, 9/03/21		731	725,473
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		617	608,174
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		1,082	1,068,302
Team Health, Inc., Tranche B Term Loan, 4.50%, 11/23/22		1,540	1,533,270
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		499	477,925
U.S. Renal Care, Inc.:
Term Loan (First Lien), 4.25%, 11/17/22		715	707,850
Tranche B-2 Term Loan (First Lien), 5.75%, 7/03/19		1,092	1,083,458

			20,758,289

100	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Technology — 0.3%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21	USD	867	$845,471
MedAssets, Inc., Term B Loan, 4.00%, 12/13/19		335	331,616

			1,177,087
Hotels, Restaurants & Leisure — 5.1%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		909	850,341
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		297	295,883
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		2,620	2,594,195
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		733	704,200
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		578	574,278
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		3,454	3,127,871
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.50%, 8/06/21		419	416,374
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		691	681,982
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		1,030	1,019,527
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		551	548,977
Intrawest Operations Group LLC, Initial Term Loan, 4.75%, 12/09/20		1,065	1,051,466
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		2,183	2,123,008
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		1,258	1,238,900
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		131	130,131
Scientific Games International, Inc., Initial Term Loan, 6.00%, 10/18/20		1,052	959,695
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		2,008	1,963,651

			18,280,479
Household Durables — 0.2%
Jarden Corp., Tranche B2 Term Loan, 3.17%, 7/30/22		658	657,119
Household Products — 0.3%
Spectrum Brands, Inc., USD Term Loan, 3.50% - 5.00%, 6/23/22		1,152	1,147,003
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp.:
Delayed Term Loan, 4.00%, 10/31/20		739	718,370
Term Loan (10/12), 4.00%, 10/09/19		1,005	976,922
Term Loan B6, 3.00%, 1/15/23		420	401,100
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		989	952,511
Exgen Texas Power LLC, Term Loan, 5.75%, 9/18/21		380	268,592
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.00%, 12/17/21		393	350,101
Term C Loan (First Lien), 5.00%, 12/17/21		17	15,560
TPF II Power LLC (TPF II Covert Midco LLC), Term Loan, 5.50%, 10/02/21		398	388,917

			4,072,073
Insurance — 1.2%
AmWINS Group LLC:

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance (continued)
New Term Loan (First Lien), 5.25%, 9/06/19	USD	643	$640,965
Term Loan (Second Lien ), 9.50%, 9/04/20		200	197,750
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		770	763,586
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		741	676,043
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.), Term Loan (First Lien), 5.00%, 4/16/20		136	130,336
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		560	504,000
Initial Term Loan (First Lien), 3.75%, 3/01/21		1,283	1,228,266

			4,140,946
Internet & Catalog Retail — 0.3%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan (First Lien), 4.25%, 1/29/21		948	941,208
Internet Software & Services — 0.9%
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		848	840,584
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21		2,608	2,561,086

			3,401,670
IT Services — 1.2%
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		732	725,634
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.00%, 2/19/19		686	678,079
Term B Loan, 4.00%, 2/19/19		853	842,973
Tyche Holdings LLC (AKA TransFirst, Inc.):
Loan (Second Lien), 9.00%, 11/11/22		477	465,222
Term B-1 Loan, 4.75%, 11/12/21		1,298	1,285,420
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.75%, 6/13/21		320	318,216

			4,315,544
Leisure Products — 0.1%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		190	185,030
Life Sciences Tools & Services — 1.4%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		1,665	1,602,658
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		2,099	2,035,975
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		1,431	1,388,470

			5,027,103
Machinery — 2.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		1,670	1,408,367
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20		90	5,400
Filtration Group Corp., Term Loan (First Lien), 4.25%, 11/23/20		1,190	1,154,482
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		623	501,586
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		2,096	1,961,581

BLACKROCK FUNDS II	DECEMBER 31, 2015	101

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (continued)
Mueller Water Products, Inc., Initial Loan, 4.00%, 11/24/21	USD	675	$673,750
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		928	897,018
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-USD, 4.25%, 5/15/20		125	125,293
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		908	892,390

			7,619,867
Media — 6.3%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21		819	777,545
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		445	426,761
Term Loan (Second Lien), 7.50%, 7/25/22		695	619,043
Altice France SA (Numericable-SFR SA), USD Term B-5 Loan, 4.56%, 7/29/22		875	834,671
Altice U.S. Financing I Corp., Initial Term Loan, 4.00%, 12/14/22		1,623	1,584,647
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		2,019	1,963,295
Charter Communications Operating LLC (AKA CCO Safari LLC):
Term H Loan, 3.25%, 8/24/21		625	618,863
Term I Loan, 3.50%, 1/24/23		3,295	3,288,146
Creative Artists Agency LLC, Amendment No. 3 Incremental Term Loan, 5.50% - 7.00%, 12/17/21		554	551,628
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22		1,750	1,745,083
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.17%, 1/30/19		2,099	1,464,875
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.50%, 1/07/22		460	444,475
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		108	107,021
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		175	172,332
Numericable Group SA, USD Term B-6 Loan, 4.75%, 2/10/23		830	795,912
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		949	911,788
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		821	788,821
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20		1,388	1,364,808
TWCC Holding Corp., Term B-1 Loan, 5.75%, 2/11/20		903	901,883
Univision Communications, Inc., Replacement First Lien Term Loan, 4.00%, 3/01/20		2,357	2,303,133
UPC Financing Partnership, Facility AH, 3.25%, 6/30/21		275	269,585
WideOpenWest Finance LLC:
Replacement Term B Loan, 4.50%, 4/01/19		651	626,757
Term B-1 Loan 2013, 3.75%, 7/17/17		143	138,603

			22,699,675

Floating Rate Loan Interests (b)		Par (000)	Value
Metals & Mining — 0.7%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22	USD	1,352	$1,285,913
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		1,351	1,336,119

			2,622,032
Multiline Retail — 1.0%
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		2,471	2,460,368
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		151	122,956
Hudson’s Bay Co., Initial Term Loan, 4.75%, 9/30/22		881	875,879

			3,459,203
Multi-Utilities — 0.0%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		45	42,638
Oil, Gas & Consumable Fuels — 1.4%
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		766	597,834
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		428	423,789
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		1,157	893,525
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		1,437	1,260,111
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20		122	57,369
Penn Products Terminals LLC, Tranche B Term Loan, 4.75%, 4/13/22		544	508,994
Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/04/21		629	474,863
Southcross Holdings Borrower LP, Term Loan, 6.00%, 8/04/21		227	123,848
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		729	718,545

			5,058,878
Pharmaceuticals — 3.6%
Akorn, Inc., Loan, 6.00%, 4/16/21		1,000	974,860
Amneal Pharmaceuticals LLC, Term Loan B, 4.50% - 6.00%, 11/01/19		531	519,924
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		908	890,142
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		1,393	1,378,643
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		1,785	1,758,975
Horizon Pharma, Inc., 2015 Term Loan, 4.50%, 5/07/21		119	111,887
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		428	414,407
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		1,464	1,456,136
Sage Products Holdings III LLC, Replacement Loan (First Lien), 4.25%, 12/13/19		331	325,991
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19		149	143,792
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19		140	134,766
Series E1 Tranche B Term Loan, 3.75%, 8/05/20		857	820,226

102	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (continued)
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	USD	4,132	$3,965,645

			12,895,394
Professional Services — 2.2%
Cotiviti Corporation (FKA Connolly Intermediate, Inc.):
Initial Term Loan (First Lien), 4.50%, 5/14/21		1,245	1,201,165
Initial Term Loan (Second Lien), 8.00%, 5/13/22		600	589,998
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		451	441,221
Koosharem LLC, Term Loan, 7.50%, 5/15/20		665	617,813
On Assignment, Inc., Initial Term B Loan, 3.75%, 6/03/22		1,132	1,126,051
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		285	282,076
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		74	72,398
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 4.50%, 6/20/22		975	964,374
Trans Union LLC, 2015 Term B-2 Loan, 3.50%, 4/09/21		2,788	2,702,897

			7,997,993
Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		219	201,729
RHP Hotel Properties LP, Tranche B Term Loan, 3.50%, 1/15/21		516	513,795

			715,524
Real Estate Management & Development — 1.6%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		603	597,909
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		1,538	1,497,823
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		1,766	1,758,145
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.27% - 4.40%, 10/10/16		9	8,422
Initial Term B Loan 2014, 3.75%, 3/05/20		1,726	1,709,729

			5,572,028
Road & Rail — 0.5%
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		1,428	1,412,403
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		285	275,243

			1,687,646
Semiconductors & Semiconductor Equipment — 2.7%
Avago Technologies, Term Loan B, 3.50%, 11/11/22		5,185	5,123,454
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		1,382	1,377,864
Microsemi Corp., Term Loan, 4.50%, 12/17/22		645	632,423
NXP BV (NXP Funding LLC), Tranche B Loan, 3.75%, 12/07/20		2,596	2,580,620

			9,714,361
Software — 4.2%
Applied Systems, Inc.:

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
Initial Term Loan (First Lien), 4.25%, 1/25/21	USD	861	$843,127
Initial Term Loan (Second Lien), 7.50%, 1/24/22		100	91,500
Epicor Software Corporation (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		1,473	1,434,209
First Data Corp.:
2018 New Dollar Term Loan, 3.92%, 3/23/18		3,018	2,974,422
2018B Second New Term Loan, 3.92%, 9/24/18		305	300,425
2021 New Dollar Term Loan, 4.42%, 3/24/21		179	177,829
New 2022B Dollar Term Loan, 4.17%, 7/08/22		700	689,325
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		1,201	1,125,202
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		1,789	1,718,215
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.50%, 10/30/19		1,234	1,211,596
Initial Term Loan (Second Lien), 9.75%, 4/30/20		419	415,885
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		275	261,709
Initial Term Loan, 4.50%, 10/13/20		1,224	1,155,087
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		544	536,331
SS&C Technologies, Inc., Term B-1 Loan, 4.00% - 4.08%, 7/08/22		2,140	2,121,366
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		54	49,131

			15,105,359
Specialty Retail — 2.0%
Michaels Stores, Inc.:
Incremental 2014 Term Loan, 4.00%, 1/28/20		446	442,533
Term B Loan, 3.75%, 1/28/20		559	553,728
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		1,584	1,518,317
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		1,258	1,109,991
Party City Holdings, Inc. (Party City Corp.), Term Loan, 4.25%, 8/19/22		1,666	1,614,817
PetCo Animal Supplies, Inc., New Loan, 4.00%, 11/24/17		580	577,507
PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22		1,296	1,260,009

			7,076,902
Technology Hardware, Storage & Peripherals — 0.1%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		504	491,025
Trading Companies & Distributors — 1.3%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		588	582,488
Beacon Roofing Supply, Inc., Initial Term Loan, 4.00%, 10/01/22		394	390,565
GYP Holdings III Corp., Term Loan (First Lien), 4.75%, 4/01/21		544	517,428
HD Supply, Inc., Incremental Term Loan, 3.75%, 8/13/21		2,254	2,196,120
MRC Global (U.S.), Inc. (FKA McJunkin Red Man Corp.), Term Loan, 4.75%, 11/08/19		96	87,889
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies):

BLACKROCK FUNDS II	DECEMBER 31, 2015	103

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Trading Companies & Distributors (continued)
Initial Dollar Term Loan (First Lien), 4.25%, 7/31/21	USD	597	$571,676
Initial Term Loan (Second Lien), 7.75%, 7/31/22		540	425,250

			4,771,416
Wireless Telecommunication Services — 0.7%
SBA Senior Finance II LLC:
Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		192	188,078
Incremental Tranche B-2 Term Loan, 3.25%, 6/10/22		811	789,890
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		1,455	1,453,414

			2,431,382
Total Floating Rate Loan Interests — 70.4%			252,597,197

Investment Companies — 0.0%		Shares	Value
New Millennium Holdco, Inc. (a)		3,880	29,100

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (a)(b)		327	326,871

Preferred Stocks	Shares	Value
Hotels, Restaurants & Leisure — 0.4%
Amaya, Inc., 0.00% (c)	1,942	$1,221,732
Wireless Telecommunication Services — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15, 11/30/15, 12/15/15, cost $53,536, 0.00%), 0.00% (c)(d)	53,536	54,740
Total Preferred Securities — 0.4%		1,276,472
Total Long-Term Investments (Cost — $344,629,553) — 92.0%		330,191,353

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (i)(j)	37,331,276	37,331,276
Total Short-Term Securities (Cost — $37,331,276) — 10.4%		37,331,276
Total Investments (Cost — $381,960,829*) — 102.4%		367,522,629
Liabilities in Excess of Other Assets — (2.4)%		(8,629,859)

Net Assets — 100.0%		$358,892,770

Notes to Schedule of Investments

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$381,999,854

Gross unrealized appreciation	$749,159
Gross unrealized depreciation	(15,197,284)

Net unrealized depreciation	$(14,448,125)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $55,333 and an original cost of $53,763 which was less than 0.05% of its net assets.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Zero-coupon bond.

(h)	Amount is less than $500.

(i)	During the period ended December 31, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	24,806,596	12,524,680	37,331,276	$8,895	$648

(j)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

104	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	284,000	USD	209,031	Morgan Stanley & Co. International PLC	1/06/16	(3,782)
USD	2,492,219	CAD	3,331,000	HSBC Bank PLC	1/06/16	84,874
USD	171,592	EUR	162,000	UBS AG	1/06/16	(4,489)
USD	356,109	GBP	237,000	BNP Paribas S.A.	1/06/16	6,716
Total						$83,319

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	6,500	$15,553

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	DECEMBER 31, 2015	105

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$717,888	$—	$717,888
Common Stocks	—	145,630	593	146,223
Corporate Bonds	—	75,097,602	—	75,097,602
Floating Rate Loan Interests	—	241,687,813	10,909,384	252,597,197
Investment Companies	—	—	29,100	29,100
Non-Agency Mortgage-Backed Securities	—	326,871	—	326,871
Preferred Securities	—	—	1,276,472	1,276,472
Short-Term Securities	$37,331,276	—	—	37,331,276

Total	$37,331,276	$317,975,804	$12,215,549	$367,522,629

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$15,553	—	$15,553
Foreign currency exchange contracts	—	91,590	—	91,590
Liabilities:
Foreign currency exchange contracts	—	(8,271)	—	(8,271)

Total	—	$98,872	—	$98,872

[1] Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/ or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,359	—	—	$1,359
Cash pledged for centrally cleared swaps	398,000	—	—	398,000
Liabilities:
Bank overdraft	—	$(2,939,531)	—	(2,939,531)

Total	$399,359	(2,939,531)	—	$(2,540,172)

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2.

106	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (concluded)	BlackRock Secured Credit Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Investment Companies	Preferred Securities	Total
Assets:
Opening Balance, as of September 30, 2015	$358,380	—	$8,231,484	—	$1,743,182	$10,333,046
Transfers into Level 3[1]	—	—	4,648,588	—	—	4,648,588
Transfers out of Level 3[2]	—	—	(3,625,990)	—	—	(3,625,990)
Accrued discounts/premiums	3	—	4,969		—	4,972
Net realized gain (loss)	(5,201)	—	328	—	—	(4,873)
Net change in unrealized appreciation (depreciation)[3]	1,418	—	(529,987)	$29,100	(473,235)	(972,704)
Purchases	—	$593	2,536,315	—	6,525	2,543,433
Sales	(354,600)	—	(356,323)	—		(710,923)

Closing Balance, as of December 31, 2015	—	$593	$10,909,384	$29,100	$1,276,472	$12,215,549

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[3]	—	—	$(547,904)	$29,100	$(473,235)	$(992,039)

[1]

As of September 30, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value of $4,648,588 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of September 30, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value of $3,625,990 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2015	107

Schedule of Investments December 31, 2015 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 1.90%, 5/20/26 (a)(b)	USD	4,500	$4,483,125
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.46%, 8/15/25 (a)(b)		5,800	5,675,557
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (b)		11	11,324
OCP CLO Ltd., Series 2012-2A, Class A2, 1.86%, 11/22/23 (a)(b)		7,300	7,289,659
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.44%, 4/20/25 (a)(b)		4,500	4,404,600
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.76%, 2/17/32 (a)(b)		4,500	4,440,676
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		2,200	2,146,853
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.28%, 8/15/24 (b)		1,400	1,374,339
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.57%, 5/17/32 (a)(b)		1,800	1,762,980
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.82%, 4/20/26 (a)(b)		4,100	4,069,250
Total Asset-Backed Securities — 4.6%			35,658,363

Corporate Bonds		Par (000)	Value
Banks — 10.6%
Bank of Nova Scotia, 1.75%, 3/22/17 (a)		5,601	5,628,613
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		20,800	20,821,154
Toronto-Dominion Bank:
1.63%, 9/14/16 (a)		34,825	34,959,111
1.50%, 3/13/17 (a)		19,399	19,430,232
Total Corporate Bonds — 10.6%			80,839,110

Foreign Government Obligations		Par (000)	Value
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	3,055	3,517,742
Indonesia — 0.0%
Republic of Indonesia, 4.75%, 1/08/26		237	234,076
Mexico — 0.3%
United Mexican States, 8.00%, 12/07/23	MXN	35,000	2,273,009
Total Foreign Government Obligations — 0.8%			6,024,827

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 3.1%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	3,604	3,697,071
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.77%, 7/05/33 (a)(b)		6,500	6,500,636
Commercial Mortgage Pass-Through Certificates, Series 2015-CR25, Class A4, 3.76%, 8/10/48		3,950	4,028,361
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.63%, 12/15/16 (a)(b)		9,200	9,168,550

			23,394,618

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 2.8%
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR7, Class XA, 1.50%, 3/10/46 (b)	USD	32,055	$2,175,825
Series 2014-CR14, Class XA, 0.87%, 2/10/47 (b)		12,295	494,331
Series 2015-CR22, Class XA, 1.03%, 3/10/48 (b)		21,291	1,316,231
Series 2015-CR24, Class XA, 0.89%, 8/10/55 (b)		11,360	713,166
Series 2015-CR25, Class XA, 0.98%, 8/10/48 (b)		21,350	1,436,547
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (b)		69,714	3,606,975
Commercial Mortgage Trust:
Series 2015-DC1, Class XA, 1.19%, 2/10/48 (b)		32,066	2,287,768
Series 2015-LC19, Class XA, 1.23%, 2/10/48 (b)		14,316	1,161,940
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		34,974	1,525,566
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		29,200	1,216,764
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		14,700	1,063,986
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 0.97%, 4/15/50 (b)		20,118	1,244,218
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		210,284	1,045,593
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class XA, 1.16%, 10/15/48 (b)		6,994	553,855
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.81%, 5/25/36 (a)(b)		601	4,485
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, 1.03%, 9/15/58 (b)		9,472	661,484
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.43%, 3/15/47 (b)		13,900	998,384

			21,507,118
Total Non-Agency Mortgage-Backed Securities — 5.9%			44,901,736

Project Loans — 0.0%		Par (000)	Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23		25	24,121

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 3.7%
Federal Home Loan Bank, 4.00%, 4/10/28		4,100	4,488,836
Freddie Mac, 6.25%, 7/15/32		17,000	23,634,165
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16		24	24,254
Series 1996-20J, 7.20%, 10/01/16		28	28,557
Series 1998-20J, Class 1, 5.50%, 10/01/18		110	113,578

			28,289,390

108	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)		Value
Collateralized Mortgage Obligations — 0.9%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32	USD	54		$54,912
Series 2014-27, Class VC, 4.00%, 5/25/31		3,236		3,488,242
Ginnie Mae, Series 2014-107, Class WX, 6.84%, 7/20/39 (b)		2,821		3,305,444

				6,848,598
Commercial Mortgage-Backed Securities — 1.2%
Freddie Mac:
Series K043, Class A2, 3.06%, 12/25/24		4,200		4,223,252
Series K049, Class A2, 3.01%, 7/25/25		4,400		4,386,215

				8,609,467
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K043, Class X1, 0.55%, 12/25/24		28,243		1,168,330
Series K718, Class X1, 0.65%, 1/25/22		3,778		126,542
Ginnie Mae:
Series 2005-9, Class IO, 0.57%, 1/16/45		10,053		211,797
Series 2005-50, Class IO, 0.54%, 6/16/45		4,823		45,028
Series 2006-30, Class IO, 2.09%, 5/16/46		2,473		174,314

				1,726,011
Mortgage-Backed Securities — 87.3%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		1,095		1,128,198
2.50%, 4/01/30-1/01/31 (c)		6,327		6,385,446
3.00%, 11/01/26-1/01/46 (c)		54,733		55,414,346
3.15%, 12/01/40 (b)		804		839,728
3.50%, 11/01/28-1/01/46 (b)(c)		136,857		141,713,548
4.00%, 1/01/25-1/01/46 (c)		69,404		73,620,647
4.50%, 2/01/25-1/01/46 (c)		53,321		57,650,996
5.00%, 11/01/32-1/01/46 (c)		28,642		31,548,909
5.50%, 2/01/35-1/01/46 (c)		9,833		11,019,123
6.00%, 5/01/33-6/01/41		7,416		8,425,292
6.50%, 5/01/40		2,755		3,148,085
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-1/01/31 (c)		7,096		7,163,522
2.91%, 6/01/42 (b)		863		891,850
3.00%, 5/01/27-1/01/46 (c)		15,539		15,713,581
3.50%, 1/01/31-1/01/46 (c)		59,529		61,391,195
4.00%, 8/01/40-1/01/46 (c)		21,698		22,958,171
4.50%, 2/01/39-7/01/45		11,553		12,486,405
5.00%, 7/01/35-1/01/46 (c)		8,726		9,591,727
5.50%, 6/01/41-1/01/46 (c)		4,290		4,763,316
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-1/15/46 (c)		19,493		19,772,470
3.50%, 2/15/42-1/15/46 (c)		45,358		47,364,857
4.00%, 9/20/40-1/15/46 (c)		44,674		47,465,626
4.50%, 12/20/39-2/15/42		16,462		17,842,675
5.00%, 12/15/38-1/15/46 (c)		8,023		8,851,193
7.00%, 6/15/23-3/15/24		— (d	)	170

				667,151,076
Total U.S. Government Sponsored Agency Securities — 93.3%				712,624,542

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Bonds:
7.50%, 11/15/24		5,162		7,359,680
6.63%, 2/15/27		7,178		10,178,741

U.S. Treasury Obligations		Par (000)	Value
4.75%, 2/15/37	USD	2,681	$3,553,582
4.63%, 2/15/40		18,974	24,714,375
2.88%, 8/15/45		24,713	24,001,635
3.00%, 11/15/45		5,608	5,591,131
U.S. Treasury Inflation Indexed Notes:
0.25%, 1/15/25		21,879	20,880,169
0.38%, 7/15/25		4,072	3,941,766
U.S. Treasury Notes:
0.75%, 10/31/17 (e)		58,797	58,484,670
0.88%, 11/30/17-10/15/18 (e)		100,821	99,726,972
1.25%, 12/15/18		5,559	5,547,276
1.38%, 10/31/20 (e)		42,779	42,023,203
1.63%, 11/30/20 (e)		30,092	29,913,314
3.63%, 2/15/21 (e)		44,833	48,733,112
2.00%, 2/15/22-8/15/25		10,558	10,478,701
1.88%, 10/31/22 (e)		47,453	46,852,435
2.25%, 11/15/25 (e)		17,203	17,164,689
Total U.S. Treasury Obligations — 60.1%			459,145,451
Total Long-Term Investments (Cost — $1,347,109,182) — 175.3%			$1,339,218,150

		Shares	Value
Money Market Funds — 5.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (f)(g)		44,739,204	44,739,204
Total Short-Term Securities (Cost — $44,739,204) — 5.9%			44,739,204

Options Purchased
(Cost — $172,167) — 0.0%			165,897
Total Investments Before TBA Sale Commitments and Options Written (Cost — $1,392,020,553*) — 181.2%			1,384,123,251

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/31		300	(302,371)
3.00%, 1/01/31-1/01/46		16,109	(16,166,360)
3.50%, 1/01/31-1/01/46		129,851	(134,163,052)
4.00%, 1/01/31-1/01/46		36,966	(39,080,696)
4.50%, 1/01/46		25,700	(27,751,311)
5.50%, 1/01/46		5,700	(6,351,427)
6.00%, 1/01/46		2,200	(2,485,623)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/31-1/01/46		800	(814,741)
3.50%, 1/01/46		55,392	(56,966,521)
4.00%, 1/01/46		4,300	(4,542,462)
4.50%, 1/01/46		3,526	(3,798,384)
5.00%, 1/01/46		3,600	(3,930,736)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/46		2,600	(2,633,809)
3.50%, 1/15/46		17,660	(18,402,334)
4.00%, 1/15/46		29,600	(31,433,809)

BLACKROCK FUNDS II	DECEMBER 31, 2015	109

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

TBA Sale Commitments (c)		Par (000)	Value
4.50%, 1/15/46	USD	6,776	$(7,300,278)
5.00%, 1/15/46		1,700	(1,840,053)
Total TBA Sale Commitments (Proceeds — $357,643,923) — (46.9)%			(357,963,967)

Options Written			Value
(Premiums Received — $202,529) — (0.0)%			(119,678)
Total Investments Net of TBA Sale Commitments and Options Written — 134.3%			1,026,039,606
Liabilities in Excess of Other Assets — (34.3)%			(262,025,704)

Net Assets — 100.0%			$764,013,902

Notes to Schedule of Investments

*	As of December 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,392,465,057

Gross unrealized appreciation	$10,703,603
Gross unrealized depreciation	(19,045,409)

Net unrealized depreciation	$(8,341,806)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Represents or includes a TBA transaction. As of December 31, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(12,837,293)	$5,670
BNP Paribas Securities Corp.	$40,316	$(34)
Citigroup Global Markets, Inc.	$(4,069,959)	$31,771
Credit Suisse Securities (USA) LLC	$20,970,767	$51,364
Deutsche Bank Securities, Inc.	$(10,355,279)	$(931)
Goldman Sachs & Co.	$(22,449,438)	$(144,473)
J.P. Morgan Securities LLC	$(31,139,658)	$32,983
Jefferies LLC	$(38,672)	$—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(15,655,246)	$33,881
Morgan Stanley & Co. LLC	$10,138,686	$30,687
Nomura Securities International, Inc.	$(5,123,214)	$5,411
RBC Capital Markets, LLC	$40,316	$(28)
Societe Generale	$2,678	$(252)
Wells Fargo Securities, LLC	$3,543,065	$11,375

(d)	Amount is less than $500.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	During the period ended December 31, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at December 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	6,093,315	38,645,889	44,739,204	$3,119	$269

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

110	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	0.18%	3/05/15	open	$ 16,575,000	$16,600,194	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.15%	11/02/15	open	39,850,000	39,860,295	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.16%	11/04/15	open	24,125,465	24,132,006	U.S. Treasury Obligations	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.10%	11/23/15	open	8,810,000	8,811,028	U.S. Treasury Obligations	Open/Demand[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.10%	12/01/15	1/05/16	19,800,000	19,801,815	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	0.75%	12/29/15	1/04/16	58,503,015	58,509,109	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	0.62%	12/29/15	1/04/16	97,788,240	97,796,661	U.S. Treasury Obligations	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	12/29/15	1/04/16	17,159,993	17,160,469	U.S. Treasury Obligations	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.40%	12/29/15	1/04/16	22,379,876	22,381,120	U.S. Treasury Obligations	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.50%	12/29/15	1/04/16	29,903,925	29,906,002	U.S. Treasury Obligations	Up to 30 Days
Total				$334,895,514	$334,958,699
[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(24)	Euro-Bund	March 2016	USD	4,118,891	$ (19,612)
(102)	U.S. Treasury Bonds (30 Year)	March 2016	USD	15,682,500	(111,802)
28	U.S. Treasury Notes (2 Year)	March 2016	USD	6,082,563	(10,752)
(287)	U.S. Treasury Notes (5 Year)	March 2016	USD	33,957,930	101,330
(193)	U.S. Treasury Notes (10 Year)	March 2016	USD	24,299,906	49,022
26	U.S. Ultra Treasury Bonds	March 2016	USD	4,125,875	(5,192)
1	Euro Dollar Futures	September 2016	USD	247,338	(839)
316	Euro Dollar Futures	December 2016	USD	78,028,300	(103,130)
(781)	Euro Dollar Futures	December 2017	USD	191,784,313	282,613
Total					$ 181,638

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	54,656,910	USD	77,000	Credit Suisse International	1/04/16	$ 100
USD	77,000	CLP	54,350,450	BNP Paribas S.A.	1/04/16	332
USD	111,000	ZAR	1,617,437	BNP Paribas S.A.	1/04/16	6,492
USD	74,000	ZAR	1,066,606	State Street Bank and Trust Co.	1/04/16	5,083
ZAR	2,672,270	USD	185,000	Deutsche Bank AG	1/04/16	(12,335)
BRL	141,732	USD	36,000	Goldman Sachs International	1/05/16	(241)
BRL	221,265	USD	55,000	Royal Bank of Scotland PLC	1/05/16	826
MXN	1,568,137	USD	94,574	Goldman Sachs International	1/05/16	(3,620)
USD	36,000	BRL	142,870	BNP Paribas S.A.	1/05/16	(46)
USD	55,000	BRL	219,005	BNP Paribas S.A.	1/05/16	(255)
USD	94,574	MXN	1,621,286	Goldman Sachs International	1/05/16	537

BLACKROCK FUNDS II	DECEMBER 31, 2015	111

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,739,109	EUR	2,586,000	UBS AG	1/06/16	$ (71,664)
USD	2,331,888	MXN	38,737,000	Société Générale	1/06/16	85,251
EUR	56,500	USD	62,215	Citibank N.A.	1/07/16	(803)
EUR	58,000	USD	63,643	Goldman Sachs International	1/07/16	(600)
EUR	55,000	USD	60,220	Royal Bank of Scotland PLC	1/07/16	(438)
USD	62,275	EUR	56,500	Goldman Sachs International	1/07/16	862
MXN	1,571,547	USD	91,000	Goldman Sachs International	1/08/16	132
TRY	229,141	USD	78,000	BNP Paribas S.A.	1/08/16	383
TRY	227,949	USD	78,000	Morgan Stanley & Co. International PLC	1/08/16	(25)
USD	76,000	TRY	221,707	Goldman Sachs International	1/08/16	160
USD	80,000	TRY	233,471	Royal Bank of Scotland PLC	1/08/16	136
TWD	4,215,720	USD	129,000	HSBC Bank PLC	1/11/16	(649)
USD	167,832	EUR	155,000	Goldman Sachs International	1/11/16	(662)
USD	168,327	EUR	155,000	Goldman Sachs International	1/11/16	(167)
USD	129,000	TWD	4,264,740	JPMorgan Chase Bank N.A.	1/11/16	(844)
EUR	77,859	RUB	6,237,703	BNP Paribas S.A.	1/12/16	(521)
EUR	35,391	RUB	2,765,424	Deutsche Bank AG	1/12/16	718
EUR	56,625	RUB	4,405,850	Deutsche Bank AG	1/12/16	1,405
EUR	75,500	RUB	5,809,725	JPMorgan Chase Bank N.A.	1/12/16	2,758
JPY	13,521,132	USD	111,000	UBS AG	1/12/16	1,522
RUB	4,258,240	EUR	56,000	BNP Paribas S.A.	1/12/16	(2,741)
RUB	6,714,410	EUR	95,000	BNP Paribas S.A.	1/12/16	(11,605)
RUB	7,293,489	EUR	94,375	Deutsche Bank AG	1/12/16	(3,020)
USD	111,000	JPY	13,393,604	Standard Chartered Bank	1/12/16	(461)
TRY	838,413	USD	287,000	Morgan Stanley & Co. International PLC	1/14/16	(714)
COP	244,306,910	USD	73,000	Credit Suisse International	1/15/16	3,838
TRY	223,833	USD	75,000	Deutsche Bank AG	1/15/16	1,408
USD	73,000	COP	241,046,000	Credit Suisse International	1/15/16	(2,813)
USD	75,000	TRY	226,718	Goldman Sachs International	1/15/16	(2,393)
USD	101,750	ZAR	1,606,378	JPMorgan Chase Bank N.A.	1/15/16	(1,829)
EUR	75,500	RUB	5,858,045	Deutsche Bank AG	1/18/16	2,245
RUB	5,916,180	USD	75,500	Deutsche Bank AG	1/18/16	(1,455)
MXN	1,274,580	USD	75,000	Deutsche Bank AG	1/19/16	(1,150)
MXN	946,305	USD	54,500	Goldman Sachs International	1/19/16	330
MXN	946,942	USD	54,500	Goldman Sachs International	1/19/16	367
MXN	1,583,465	USD	93,000	Goldman Sachs International	1/19/16	(1,252)
MXN	1,891,300	USD	111,000	Goldman Sachs International	1/19/16	(1,416)
USD	55,000	COP	182,787,000	Credit Suisse International	1/19/16	(2,465)
USD	109,000	MXN	1,896,874	Goldman Sachs International	1/19/16	(907)
MXN	122,928	USD	7,056	State Street Bank and Trust Co.	1/20/16	66
USD	7,056	MXN	122,528	JPMorgan Chase Bank N.A.	1/20/16	(43)
CLP	38,376,800	USD	55,000	Credit Suisse International	1/21/16	(977)
CLP	38,567,650	USD	55,000	Credit Suisse International	1/21/16	(708)
USD	110,000	CLP	78,644,500	Credit Suisse International	1/21/16	(708)
RUB	6,263,008	EUR	77,859	BNP Paribas S.A.	1/26/16	501
BRL	220,110	USD	55,000	Goldman Sachs International	2/02/16	(16)
TRY	2,310,000	USD	881,309	Deutsche Bank AG	2/02/16	(96,911)
TRY	3,090,000	USD	1,180,155	Deutsche Bank AG	2/02/16	(130,896)
USD	55,000	BRL	223,542	Royal Bank of Scotland PLC	2/02/16	(842)

112	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	260,505	TRY	739,028	Deutsche Bank AG	2/02/16	$9,557
USD	1,642,691	TRY	4,660,972	Deutsche Bank AG	2/02/16	59,983
JPY	454,370,062	USD	3,750,000	Morgan Stanley & Co. International PLC	3/16/16	37,550
JPY	453,657,000	USD	3,750,000	Royal Bank of Scotland PLC	3/16/16	31,606
USD	3,826,184	EUR	3,520,000	Deutsche Bank AG	3/16/16	(6,735)
USD	7,500,000	JPY	907,085,250	Morgan Stanley & Co. International PLC	3/16/16	(61,305)
USD	2,522,000	SAR	9,618,908	BNP Paribas S.A.	11/23/16	(12,742)
USD	1,887,000	SAR	7,171,544	Citibank N.A.	11/23/16	(2,821)
USD	2,560,000	SAR	9,758,720	Citibank N.A.	11/23/16	(11,585)
Total						$(199,232)

Exchange - Traded Options Purchased
Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day Futures	Put	USD	98.38	3/11/16	790	$54,313

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
		Morgan Stanley Capital Services
USD Currency	Call	LLC	1/07/16	MXN	17.15	USD	165	$1,587
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	4,115	48,414
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	4,120	48,472
USD Currency	Put	Citibank N.A.	2/09/16	JPY	121.50	USD	182	2,912
Total								$101,385

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
	JPMorgan Chase
10-Year Interest Rate Swap	Bank N.A.	Call	2.00%	Receive	3-month LIBOR	1/19/16	USD	16,705	$10,199

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.15%	Pay	3-month LIBOR	1/21/16	USD	10,000	$ (36,858)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.70%	Receive	3-month LIBOR	3/21/16	USD	1,000	(1,493)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-month LIBOR	1/30/17	USD	1,200	(19,917)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-month LIBOR	1/30/17	USD	1,200	(19,917)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.75%	Receive	3-month LIBOR	1/30/17	USD	2,500	(41,493)
Total									$ (119,678)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	1/12/16[2]	1/12/17	USD	43,005	$ (158,736)

BLACKROCK FUNDS II	DECEMBER 31, 2015	113

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.37%[1]	3-month LIBOR	1/06/16[2]	2/29/20	USD	6,620	$62,192
1.32%[1]	3-month LIBOR	1/06/16[2]	2/29/20	USD	3,460	40,386
1.35%[1]	3-month LIBOR	1/06/16[2]	2/29/20	USD	3,370	34,966
1.32%[1]	3-month LIBOR	1/06/16[2]	2/29/20	USD	3,240	37,466
1.63%[1]	3-month LIBOR	1/06/16[2]	2/29/20	USD	2,240	(1,967)
1.63%[1]	3-month LIBOR	4/05/16[2]	5/31/20	USD	9,500	27,965
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	130	550
2.18%[1]	3-month LIBOR	N/A	12/14/25	USD	12,190	(3,597)
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	1,225	57,285
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	1,220	54,242
2.83%[3]	3-month LIBOR	N/A	7/10/45	USD	2,350	139,286
Total						$290,038

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	5,716	$(54)	$(28)	$(26)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	2,021	175	10	165
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	2,021	174	10	164
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	7,502	740	35	705
Total						$1,035	$27	$1,008

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of December 31, 2015

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

114	BLACKROCK FUNDS II	DECEMBER 31, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$22,701,388	$12,956,975	$35,658,363
Corporate Bonds	—	80,839,110	—	80,839,110
Foreign Government Obligations	—	6,024,827	—	6,024,827
Non-Agency Mortgage-Backed Securities	—	44,188,570	713,166	44,901,736
Project Loans	—	—	24,121	24,121
U.S. Government Sponsored Agency Securities	—	712,624,542	—	712,624,542
U.S. Treasury Obligations	—	459,145,451	—	459,145,451
Short-Term Securities:
Money Market Funds	$44,739,204	—	—	44,739,204
Options Purchased:
Foreign Currency Exchange Contracts	—	101,385	—	101,385
Interest Rate Contracts	54,313	10,199	—	64,512
Liabilities:
Investments:
TBA Sale Commitments	—	(357,963,967)	—	(357,963,967)

Total	$44,793,517	$967,671,505	$13,694,262	$1,026,159,284

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$254,148	—	$254,148
Interest rate contracts	$432,965	455,372	—	888,337
Liabilities:
Foreign currency exchange contracts	—	(453,380)	—	(453,380)
Interest rate contracts	(251,327)	(284,004)	—	(535,331)

Total	$181,638	$(27,864)	—	$153,774

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$96,332	—	—	$96,332
Foreign currency at value	398,603	—	—	398,603
Cash pledged for financial futures contracts	1,275,650	—	—	1,275,650
Cash pledged as collateral for OTC derivatives	200,000	—	—	200,000
Cash pledged for centrally cleared swaps	705,560	—	—	705,560
Liabilities:
Reverse repurchase agreements	—	$(334,958,699)	—	(334,958,699)

Total	$2,676,145	$(334,958,699)	—	$(332,282,554)

During the period ended December 31, 2015, there were no transfers between Levels.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2015	115

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Opening Balance, as of September 30, 2015	$13,024,300	$1,413,438	$25,281	$14,463,019
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	—	(693,390)	—	(693,390)
Accrued discounts/premiums	1,501	—	(12)	1,489
Net realized gain (loss)	—	—	(12)	(12)
Net change in unrealized appreciation (depreciation)[2]	(68,826)	(6,882)	(305)	(76,013)
Purchases	—		—	—
Sales	—	—	(831)	(831)

Closing Balance, as of December 31, 2015	$12,956,975	$713,166	$24,121	$13,694,262

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015[2]	$(68,826)	$(6,882)	$(305)	$(76,013)

[1]

As of September 30, 2015, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value of $693,390 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2015 end is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

116	BLACKROCK FUNDS II	DECEMBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	February 23, 2016